Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Brazil (3.0%)
	Vale SA	47,492,124	453,417
	Petroleo Brasileiro SA - Petrobras	48,986,548	313,102
	B3 SA - Brasil Bolsa Balcao	68,872,757	154,730
	WEG SA	19,598,281	129,884
	Ambev SA	57,629,679	128,236
	Embraer SA	7,962,781	114,702
	Banco BTG Pactual SA	15,446,086	107,938
	Centrais Eletricas Brasileiras SA	15,120,423	102,098
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,843,671	93,689
	Suzano SA	8,979,891	83,632
	Equatorial Energia SA	13,111,507	79,776
	Banco do Brasil SA	22,560,109	79,370
*	PRIO SA	10,349,806	77,981
[1]	Rede D'Or Sao Luiz SA	13,064,719	75,828
	Itau Unibanco Holding SA ADR	11,368,239	71,279
	Localiza Rent a Car SA	11,481,607	71,007
	Telefonica Brasil SA	10,333,130	58,092
	Vibra Energia SA	14,654,706	55,509
	BB Seguridade Participacoes SA	8,712,742	52,436
	Banco Bradesco SA	20,232,053	48,416
	Rumo SA	16,317,300	48,198
	Lojas Renner SA	13,828,315	40,179
	Klabin SA	12,018,111	39,921
	TOTVS SA	5,087,711	39,624
	Itau Unibanco Holding SA	6,386,879	35,735
	TIM SA	9,582,275	35,440
	BRF SA	9,885,461	35,396
	Energisa SA	4,168,746	33,993
	Motiva Infraestrutura de Mobilidade SA	15,209,221	33,436
	Ultrapar Participacoes SA	9,634,095	29,541
*	Eneva SA	11,989,797	28,799
	Sendas Distribuidora SA	16,308,246	27,406
*,1	Hapvida Participacoes e Investimentos SA	4,107,154	24,256
	Cia De Sanena Do Parana	3,918,001	23,860
	Engie Brasil Energia SA	3,274,888	23,353
	Porto Seguro SA	2,427,890	22,499
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	22,485
	Santos Brasil Participacoes SA	9,003,632	22,430
	Kinea Rendimentos Imobiliarios FII	1,110,081	20,814
	Raia Drogasil SA	8,576,566	20,631
*	Brava Energia	5,522,491	19,468
	Allos SA	5,107,729	19,438
	Caixa Seguridade Participacoes SA	7,774,100	19,131
*	Natura Cosmeticos SA	11,720,600	18,901
	Cia Paranaense de Energia - Copel	9,578,474	18,885
*	Ambipar Participacoes e Empreendimentos SA Class B	787,148	18,395
*	Multiplan Empreendimentos Imobiliarios SA	4,052,896	18,312
	Hypera SA	3,980,803	18,278
	Embraer SA ADR	306,729	17,661
	Banco Bradesco SA ADR	6,336,162	17,551
*	Cosan SA	15,787,602	16,719
	CPFL Energia SA	2,449,047	16,581
	Smartfit Escola de Ginastica e Danca SA	4,439,241	16,427
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,717,296	16,278
	Alupar Investimento SA	2,938,805	15,482
[1]	GPS Participacoes e Empreendimentos SA	5,996,297	15,163
	Banco Santander Brasil SA ADR	3,101,965	14,641
	Transmissora Alianca de Energia Eletrica SA	2,436,971	14,519
	Kinea Indice de Precos FII	902,805	14,132
	XP MALLS FDO INV IMOB FII	755,470	13,733
	Petroleo Brasileiro SA - Petrobras ADR	1,151,766	13,384
	Marfrig Global Foods SA	3,444,722	13,103

		Shares	Market Value ($000)
	Iguatemi SA	3,532,300	13,077
	Cia Paranaense de Energia - Copel ADR (XNYS)	1,528,503	13,053
	Neoenergia SA	2,903,059	12,707
*	Serena Energia SA	5,890,347	12,465
	Cogna Educacao SA	24,971,421	12,308
	Cia de Saneamento de Minas Gerais Copasa MG	2,526,470	11,668
	Direcional Engenharia SA	1,602,129	11,156
	Azzas 2154 SA	1,728,722	11,015
	Kinea Renda Imobiliaria FII	430,901	10,942
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	393,905	10,850
	Banco Santander Brasil SA	2,142,817	10,114
	Fleury SA	3,775,790	9,676
	Cury Construtora e Incorporadora SA	1,725,546	9,072
	FII BTLG	510,391	9,024
	SLC Agricola SA	2,689,666	8,805
	Cia Siderurgica Nacional SA	5,825,344	8,343
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	365,320	8,090
	Wilson Sons SA	2,539,302	8,027
	Grupo Mateus SA	6,043,408	7,911
	Cia Energetica de Minas Gerais ADR	4,339,107	7,854
*	Orizon Valorizacao de Residuos SA	903,503	7,740
	Auren Energia SA	4,651,786	7,701
	Odontoprev SA	3,569,638	7,656
	Vivara Participacoes SA	1,539,560	6,989
	Vinci Shopping Centers FII	373,923	6,902
	YDUQS Participacoes SA	2,972,750	6,870
	XP Log FII	378,271	6,686
	M Dias Branco SA	1,537,145	6,673
*	IRB-Brasil Resseguros SA	775,277	6,300
	Magazine Luiza SA	4,812,757	6,068
	Sao Martinho SA	1,893,495	5,864
	Capitania Securities II FII	4,501,890	5,853
*	Hidrovias do Brasil SA	9,033,421	5,711
	Maxi Renda FII	3,277,366	5,619
*	MRV Engenharia e Participacoes SA	5,181,663	5,506
	CSN Mineracao SA	5,991,214	5,393
	FII Iridium	482,790	5,286
*	Minerva SA	5,986,627	5,281
	Fras-Le SA	1,204,472	5,079
	Kinea High Yield CRI - FII	276,748	5,011
	Dexco SA	4,910,618	4,955
	Hedge Brasil Shopping FII	1,471,260	4,887
	Fii UBS Br Receb Imob	315,969	4,682
*	EcoRodovias Infraestrutura e Logistica SA	3,885,071	4,676
	Iochpe Maxion SA	1,789,849	4,660
	Vulcabras SA	1,376,435	4,626
	Petroreconcavo SA	1,903,544	4,562
	Tres Tentos Agroindustrial SA	1,763,603	4,293
	Grendene SA	4,677,397	4,210
	Fundo De Investimento Imobiliario Tg Ativo Real	283,454	4,151
[2]	TIM SA ADR	220,513	4,053
	JHSF Participacoes SA	4,277,300	3,934
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,410,850	3,711
	Trx Real Estate FII	196,013	3,490
	Mills Locacao Servicos e Logistica SA	1,736,259	3,488
	Mahle Metal Leve SA	647,073	3,304
	Fundo De Investimento Imobiliario VBI Prime Properties	247,044	3,285
[2]	Cia Siderurgica Nacional SA ADR	2,211,796	3,207
	SIMPAR SA	4,098,800	3,140
	Pet Center Comercio e Participacoes SA	4,291,795	3,035
	Ez Tec Empreendimentos e Participacoes SA	1,232,178	3,021
[2]	Cia Paranaense de Energia - Copel ADR	379,139	2,957
[1]	LWSA SA	4,218,744	2,848
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	2,821
*	CVC Brasil Operadora e Agencia de Viagens SA	6,657,762	2,806
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,108,700	2,798
	Tupy SA	958,992	2,759
*	Oncoclinicas do Brasil Servicos Medicos SA	2,789,555	2,715
[2]	Sendas Distribuidora SA ADR	321,137	2,698
*	Cia Brasileira de Distribuicao	4,286,691	2,695

		Shares	Market Value ($000)
	Grupo SBF SA	1,292,568	2,537
	LOG Commercial Properties e Participacoes SA	620,218	2,329
	Centrais Eletricas Brasileiras SA ADR	328,208	2,219
*	Cia Brasileira de Aluminio	2,626,601	2,195
*	Log-in Logistica Intermodal SA	449,600	2,048
	Cia Energetica de Minas Gerais	667,540	1,755
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,399
	Armac Locacao Logistica E Servicos SA	2,201,850	1,392
	Gerdau SA ADR	450,448	1,333
	Camil Alimentos SA	1,254,400	1,017
*,2	Braskem SA Class A ADR	272,413	861
*	Diagnosticos da America SA	2,082,065	461
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	405,911	334
*	Suzano SA ADR	28,372	263
	Construtora Tenda SA	69,037	263
	Ambev SA ADR	101,325	221
*	Cia Brasileira de Distribuicao ADR	354,344	219
			3,784,958
Chile (0.5%)
	Banco de Chile	581,395,966	80,089
	Latam Airlines Group SA	2,643,520,952	57,811
	Falabella SA	10,879,602	54,252
	Cencosud SA	16,981,538	51,157
	Banco de Credito e Inversiones SA	1,069,966	42,464
	Banco Santander Chile	605,633,884	34,983
	Empresas Copec SA	5,219,270	34,553
	Enel Americas SA	242,069,902	24,142
	Empresas CMPC SA	14,733,851	20,755
	Enel Chile SA	317,934,226	20,365
	Plaza SA	9,077,248	19,177
	Parque Arauco SA	8,912,244	18,180
	Colbun SA	92,246,258	13,656
	Quinenco SA	3,404,411	13,126
	Cencosud Shopping SA	6,376,050	12,456
	Banco Itau Chile SA	931,916	12,314
	Aguas Andinas SA Class A	36,202,480	11,915
	Cia Cervecerias Unidas SA	1,873,134	11,078
	Banco Santander Chile ADR	474,037	10,908
	Cia Sud Americana de Vapores SA	157,527,873	7,961
	Engie Energia Chile SA	5,876,332	7,184
*,2	Sociedad Quimica y Minera de Chile SA ADR	180,066	6,617
	Vina Concha y Toro SA	6,063,883	6,483
	SMU SA	40,948,127	6,479
	Ripley Corp. SA	13,401,870	5,677
	Empresa Nacional de Telecomunicaciones SA	1,645,314	5,406
	Inversiones La Construccion SA	449,396	4,937
	Inversiones Aguas Metropolitanas SA	5,675,774	4,815
	Latam Airlines Group SA ADR	89,099	3,866
*	CAP SA	667,172	3,176
	SONDA SA	5,406,862	1,791
	Salfacorp SA	798,863	589
	Enel Chile SA ADR	72,748	231
			608,593
China (32.5%)
	Tencent Holdings Ltd.	82,001,744	5,741,126
	Alibaba Group Holding Ltd.	236,929,560	3,562,184
*,1	Xiaomi Corp. Class B	228,384,000	1,536,557
	China Construction Bank Corp. Class H	1,267,071,103	1,295,965
*	PDD Holdings Inc. ADR	10,068,948	1,142,322
*,1	Meituan Class B	70,526,386	1,088,049
	Industrial & Commercial Bank of China Ltd. Class H	1,044,072,614	799,995
[2]	BYD Co. Ltd. Class H	48,513,947	708,345
	NetEase Inc.	24,067,211	629,171
	Ping An Insurance Group Co. of China Ltd. Class H	84,942,813	583,163
	Bank of China Ltd. Class H	959,683,735	553,942
	JD.com Inc. Class A	33,471,443	527,575
	Trip.com Group Ltd.	8,241,503	511,653
*,1	Kuaishou Technology	36,838,400	359,692
	China Merchants Bank Co. Ltd. Class H	49,653,795	322,211

		Shares	Market Value ($000)
*	Baidu Inc. Class A	29,100,265	318,396
	China Life Insurance Co. Ltd. Class H	98,217,734	283,713
[1]	Pop Mart International Group Ltd.	8,832,400	275,517
	PetroChina Co. Ltd. Class H	271,992,227	265,799
	Agricultural Bank of China Ltd. Class H	402,013,343	263,366
*	BeOne Medicines Ltd. Class H	11,455,800	260,441
*,1	Innovent Biologics Inc.	20,301,820	251,298
	Kweichow Moutai Co. Ltd. Class A	1,115,504	220,077
	Zijin Mining Group Co. Ltd. Class H	79,077,097	209,686
*	Li Auto Inc. Class A	15,945,623	208,756
[2]	Yum China Holdings Inc.	4,231,250	196,457
	China Shenhua Energy Co. Ltd. Class H	44,166,860	191,426
	ANTA Sports Products Ltd.	16,445,605	188,764
*,1	Wuxi Biologics Cayman Inc.	46,360,566	188,504
	PICC Property & Casualty Co. Ltd. Class H	90,666,207	188,185
	China Petroleum & Chemical Corp. Class H	300,776,822	176,503
*,1	Akeso Inc.	9,017,000	175,823
	Geely Automobile Holdings Ltd. Class A	76,992,743	172,696
*	XPeng Inc. Class A	18,472,565	168,100
	KE Holdings Inc. ADR	8,739,014	160,973
	Contemporary Amperex Technology Co. Ltd. Class A	3,894,123	142,571
	Tencent Music Entertainment Group ADR	6,612,130	138,789
	China Resources Land Ltd.	37,800,825	138,614
	China Pacific Insurance Group Co. Ltd. Class H	34,283,792	138,075
[1]	Nongfu Spring Co. Ltd. Class H	23,536,600	135,986
	CSPC Pharmaceutical Group Ltd.	106,180,529	133,447
	Sino Biopharmaceutical Ltd.	127,719,444	122,317
	Full Truck Alliance Co. Ltd. ADR	10,499,639	121,271
	China Merchants Bank Co. Ltd. Class A	18,773,149	115,944
	China CITIC Bank Corp. Ltd. Class H	122,131,476	113,475
	ZTO Express Cayman Inc.	5,762,100	112,330
*	J&T Global Express Ltd.	79,248,000	104,247
*,2	NIO Inc. Class A	21,351,398	102,195
	CITIC Ltd.	64,804,026	97,217
[1]	Postal Savings Bank of China Co. Ltd. Class H	137,229,010	96,940
	Haier Smart Home Co. Ltd. Class H	30,408,055	95,797
[2]	China Hongqiao Group Ltd.	36,221,500	95,549
*,1	3SBio Inc.	23,207,086	93,819
*,2	Horizon Robotics	104,682,600	92,030
	New Oriental Education & Technology Group Inc.	20,187,450	89,525
*	Kingdee International Software Group Co. Ltd.	37,868,284	87,893
*	Bilibili Inc.	3,826,321	87,543
*,1	JD Health International Inc.	13,643,890	87,245
	China Overseas Land & Investment Ltd.	50,184,841	86,795
	People's Insurance Co. Group of China Ltd. Class H	111,959,422	86,015
[1]	China Tower Corp. Ltd. Class H	61,216,493	85,661
	Bank of Communications Co. Ltd. Class H	94,660,609	85,277
	Ping An Insurance Group Co. of China Ltd. Class A	10,351,700	84,309
	China Yangtze Power Co. Ltd. Class A	21,704,100	84,035
	China Mengniu Dairy Co. Ltd.	40,008,920	83,259
*	Kanzhun Ltd. ADR	4,333,464	82,162
	Sunny Optical Technology Group Co. Ltd.	8,832,775	81,839
[1,2]	Guotai Haitong Securities Co. Ltd. Class H	37,675,827	81,332
	ENN Energy Holdings Ltd.	9,879,755	80,520
	Industrial & Commercial Bank of China Ltd. Class A	76,322,676	80,188
	New China Life Insurance Co. Ltd. Class H	12,511,212	80,058
	H World Group Ltd.	25,409,530	79,308
	CITIC Securities Co. Ltd. Class H	22,513,938	79,105
	Midea Group Co. Ltd. Class H	8,004,117	77,554
	BYD Co. Ltd. Class A	5,099,439	74,155
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	39,437,105	72,089
	Agricultural Bank of China Ltd. Class A	79,135,195	69,280
	China Resources Beer Holdings Co. Ltd.	20,768,624	69,053
*,1	Zhejiang Leapmotor Technology Co. Ltd. Class H	8,900,200	68,438
*,1,2	SenseTime Group Inc. Class B	334,296,000	67,888
	Yangzijiang Shipbuilding Holdings Ltd.	33,711,298	66,122
[1]	Hansoh Pharmaceutical Group Co. Ltd.	14,713,000	66,101
	China Galaxy Securities Co. Ltd. Class H	48,757,375	65,891
	China Resources Power Holdings Co. Ltd.	26,503,149	65,677
[1,2]	Smoore International Holdings Ltd.	24,129,000	65,062

		Shares	Market Value ($000)
	Li Ning Co. Ltd.	30,018,574	63,600
	Vipshop Holdings Ltd. ADR	4,085,850	61,655
[1,2]	WuXi AppTec Co. Ltd. Class H	4,615,419	61,566
[1]	Meitu Inc.	39,528,936	60,449
*	TAL Education Group ADR	5,456,435	59,693
	CMOC Group Ltd. Class H	51,647,171	58,626
	Wuliangye Yibin Co. Ltd. Class A	3,450,287	58,035
	Industrial Bank Co. Ltd. Class A	18,391,526	57,804
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	7,888,800	56,875
[1]	CGN Power Co. Ltd. Class H	150,321,514	56,472
	Weichai Power Co. Ltd. Class H	25,595,294	54,259
*,2	China Ruyi Holdings Ltd.	135,154,709	54,032
	Zhaojin Mining Industry Co. Ltd. Class H	21,504,167	53,400
	Foxconn Industrial Internet Co. Ltd. Class A	10,767,420	51,431
*	Zai Lab Ltd.	13,558,320	51,224
[1]	China International Capital Corp. Ltd. Class H	20,170,340	51,217
	China Minsheng Banking Corp. Ltd. Class H	83,971,094	50,541
	Great Wall Motor Co. Ltd. Class H	30,647,375	50,014
	Kingsoft Corp. Ltd.	10,942,478	49,758
	Tsingtao Brewery Co. Ltd. Class H	7,817,786	49,666
	Qifu Technology Inc. Class A ADR	1,437,001	49,332
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,636,379	49,264
	Zijin Mining Group Co. Ltd. Class A	18,304,044	48,557
[1,2]	Giant Biogene Holding Co. Ltd.	6,740,600	48,066
	Kunlun Energy Co. Ltd.	48,734,541	46,948
[2]	Yankuang Energy Group Co. Ltd. Class H	40,959,944	46,700
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,902,911	46,066
*	GDS Holdings Ltd. Class A	10,162,944	45,802
	Anhui Conch Cement Co. Ltd. Class H	15,582,135	45,112
	East Money Information Co. Ltd. Class A	13,992,458	45,027
*,1,2	Hua Hong Semiconductor Ltd. Class H	8,532,606	43,931
*,2	GCL Technology Holdings Ltd.	289,853,000	42,947
	China Taiping Insurance Holdings Co. Ltd.	19,262,200	42,801
	BYD Electronic International Co. Ltd.	10,212,029	42,492
*,2	Alibaba Health Information Technology Ltd.	68,402,112	42,419
	Aluminum Corp. of China Ltd. Class H	53,635,237	42,392
*,1	JD Logistics Inc.	24,214,146	41,964
[1]	Huatai Securities Co. Ltd. Class H	17,794,408	40,955
	Tongcheng Travel Holdings Ltd.	16,289,600	40,816
	Sinopharm Group Co. Ltd. Class H	16,829,825	40,453
	China Gas Holdings Ltd.	37,872,693	39,781
	Hygon Information Technology Co. Ltd. Class A	2,056,463	39,608
	China Longyuan Power Group Corp. Ltd. Class H	43,800,493	39,497
	CITIC Securities Co. Ltd. Class A	9,717,306	39,103
	Huaneng Power International Inc. Class H	56,554,822	38,391
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	247,236,000	38,391
	Bank of Communications Co. Ltd. Class A	35,567,139	37,808
	CRRC Corp. Ltd. Class H	52,677,000	36,503
	Tingyi Cayman Islands Holding Corp.	24,638,000	36,421
*	Cambricon Technologies Corp. Ltd. Class A	369,805	36,312
[1]	Haidilao International Holding Ltd.	20,280,000	35,950
[1]	China Resources Mixc Lifestyle Services Ltd.	7,693,800	35,729
*,2	Genscript Biotech Corp.	16,304,320	35,363
[1]	Longfor Group Holdings Ltd.	28,177,601	35,072
	Guotai Haitong Securities Co. Ltd.	12,366,504	34,817
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,079,424	34,624
[2]	China Coal Energy Co. Ltd. Class H	27,797,653	34,155
	China State Construction International Holdings Ltd.	21,908,728	33,564
	China Shenhua Energy Co. Ltd. Class A	6,334,036	33,550
	Guangdong Investment Ltd.	37,624,021	33,489
	China Merchants Port Holdings Co. Ltd.	16,996,671	33,419
	PetroChina Co. Ltd. Class A	26,622,069	32,813
*,1	NetEase Cloud Music Inc.	1,008,500	32,676
	Bosideng International Holdings Ltd.	56,825,764	32,430
	Luxshare Precision Industry Co. Ltd. Class A	6,395,442	32,364
[2]	ZTE Corp. Class H	10,243,839	32,322
*	WuXi XDC Cayman Inc.	4,439,000	32,268
	Jiangxi Copper Co. Ltd. Class H	15,982,722	31,945
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	601,600	31,746
	Bank of China Ltd. Class A	41,031,897	31,665

		Shares	Market Value ($000)
[1,2]	Shandong Gold Mining Co. Ltd. Class H	10,218,950	31,601
[1]	China Feihe Ltd.	52,658,000	31,305
	Muyuan Foods Co. Ltd. Class A	4,823,485	31,034
	Kingboard Holdings Ltd.	8,654,108	31,000
	China Pacific Insurance Group Co. Ltd. Class A	5,954,024	30,951
	GF Securities Co. Ltd. Class H	14,131,200	30,854
	Minth Group Ltd.	9,009,006	29,739
	China Resources Gas Group Ltd.	11,743,105	29,725
	NAURA Technology Group Co. Ltd. Class A	638,467	29,653
	Atour Lifestyle Holdings Ltd. ADR	872,648	29,513
	Zhongji Innolight Co. Ltd. Class A	980,192	29,395
*,1,2	Ascentage Pharma Group International	3,231,700	29,370
	Ping An Bank Co. Ltd. Class A	17,220,746	29,257
*,1,2	InnoCare Pharma Ltd. Class H	12,762,000	29,239
	WuXi AppTec Co. Ltd. Class A	2,178,862	28,950
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	38,510,442	28,868
*,2	Kingsoft Cloud Holdings Ltd.	29,424,265	28,714
	SF Holding Co. Ltd. Class A	4,480,322	28,600
	China State Construction Engineering Corp. Ltd. Class A	36,360,142	28,575
	China Petroleum & Chemical Corp. Class A	32,846,401	27,413
	China Medical System Holdings Ltd.	16,128,584	27,385
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,957,444	27,224
	China Gold International Resources Corp. Ltd.	3,161,300	27,178
	Yum China Holdings Inc. (XHKG)	579,219	27,038
[2]	MINISO Group Holding Ltd.	5,667,112	26,976
	China Railway Group Ltd. Class H	53,552,604	26,944
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,621,779	26,860
	China National Building Material Co. Ltd. Class H	45,080,541	26,820
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,078,440	26,800
	Sinotruk Hong Kong Ltd.	8,759,467	26,695
	Beijing Enterprises Holdings Ltd.	6,217,767	26,016
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,546,575	25,745
	Seres Group Co. Ltd. Class A	1,454,748	25,571
	Bank of Jiangsu Co. Ltd. Class A	16,190,997	25,419
	China Everbright Environment Group Ltd.	47,335,203	25,333
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,062,539	24,637
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,593,493	24,551
[1]	Yadea Group Holdings Ltd.	15,552,000	24,472
	Dongyue Group Ltd.	18,324,339	24,220
	Shaanxi Coal Industry Co. Ltd. Class A	8,604,805	24,055
	Wanhua Chemical Group Co. Ltd. Class A	2,780,561	24,031
	XD Inc.	3,606,800	24,005
	Far East Horizon Ltd.	23,478,130	23,898
	CRRC Corp. Ltd. Class A	22,968,589	23,517
	Hengan International Group Co. Ltd.	7,806,526	23,321
	China National Nuclear Power Co. Ltd. Class A	18,225,539	23,276
	China Power International Development Ltd.	58,963,063	23,113
	China Everbright Bank Co. Ltd. Class A	41,049,794	23,101
	Xinyi Solar Holdings Ltd.	59,362,000	22,980
	China Conch Venture Holdings Ltd.	18,739,018	22,897
	Eoptolink Technology Inc. Ltd. Class A	877,604	22,848
*,2	Microport Scientific Corp.	12,627,143	22,824
*,2	Damai Entertainment Holdings Ltd.	161,739,250	22,784
	Yangzijiang Financial Holding Ltd.	30,794,998	22,770
	Bank of Ningbo Co. Ltd. Class A	5,826,381	22,543
	China Oilfield Services Ltd. Class H	25,374,880	22,536
	Gree Electric Appliances Inc. of Zhuhai Class A	3,553,820	22,516
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,226,415	22,491
	Country Garden Services Holdings Co. Ltd.	27,163,827	22,460
	Luzhou Laojiao Co. Ltd. Class A	1,303,160	22,235
	China Minsheng Banking Corp. Ltd. Class A	32,535,490	22,096
	Chinasoft International Ltd.	30,521,155	22,048
	Anhui Gujing Distillery Co. Ltd. Class B	1,589,410	21,542
*	Hesai Group ADR	1,131,988	21,508
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,597,818	21,310
[2]	China Cinda Asset Management Co. Ltd. Class H	117,323,276	21,190
	NARI Technology Co. Ltd. Class A	6,944,869	21,112
	RLX Technology Inc. ADR	9,180,261	21,023
	Haitian International Holdings Ltd.	7,752,180	21,014
	COSCO SHIPPING Holdings Co. Ltd. Class A	9,644,738	20,909

		Shares	Market Value ($000)
*,1	China Literature Ltd.	5,302,164	20,837
	Jiangsu Expressway Co. Ltd. Class H	16,986,976	20,829
	Shenzhen Inovance Technology Co. Ltd. Class A	2,371,928	20,802
*,2	Sunac China Holdings Ltd.	104,888,000	20,791
	Autohome Inc. ADR	764,419	20,708
	China United Network Communications Ltd. Class A	27,730,614	20,626
	Zhejiang Expressway Co. Ltd. Class H	21,617,877	20,598
	Sany Heavy Industry Co. Ltd. Class A	7,428,490	20,563
	Victory Giant Technology Huizhou Co. Ltd. Class A	760,800	20,162
	AviChina Industry & Technology Co. Ltd. Class H	33,531,476	19,820
	TravelSky Technology Ltd. Class H	12,433,867	19,768
	Haier Smart Home Co. Ltd. Class A	5,734,607	19,751
	New China Life Insurance Co. Ltd. Class A	2,124,825	19,660
	Baoshan Iron & Steel Co. Ltd. Class A	19,210,278	19,585
*,1	Keymed Biosciences Inc.	2,501,000	19,460
	SAIC Motor Corp. Ltd. Class A	8,123,078	19,349
[1]	CSC Financial Co. Ltd. Class H	12,042,500	19,248
*,2	UBTech Robotics Corp. Ltd. Class H	1,690,050	19,194
	China Everbright Bank Co. Ltd. Class H	40,564,956	19,062
	China CSSC Holdings Ltd. Class A	3,983,793	18,986
	Uni-President China Holdings Ltd.	14,995,000	18,944
	JOYY Inc. ADR	376,535	18,902
	Hithink RoyalFlush Information Network Co. Ltd. Class A	478,587	18,782
	Shenzhen International Holdings Ltd.	18,649,978	18,649
	China Communications Services Corp. Ltd. Class H	32,014,821	18,647
	Fosun International Ltd.	26,991,125	18,627
[1]	Ping An Healthcare & Technology Co. Ltd.	11,818,495	18,532
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,575,640	18,508
*,2	China Vanke Co. Ltd. Class H	29,136,600	18,487
	Postal Savings Bank of China Co. Ltd. Class A	22,689,500	18,096
	C&D International Investment Group Ltd.	8,958,966	18,074
	OmniVision Integrated Circuits Group Inc.	1,075,820	18,043
	Beijing Enterprises Water Group Ltd.	52,632,691	18,012
	China Construction Bank Corp. Class A	13,613,310	17,804
	Beijing Kingsoft Office Software Inc. Class A	409,516	17,781
	Greentown China Holdings Ltd.	14,129,719	17,773
	Bank of Shanghai Co. Ltd. Class A	12,498,694	17,768
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,072,926	17,660
	Fufeng Group Ltd.	15,887,495	17,541
	Dongfeng Motor Group Co. Ltd. Class H	28,699,430	17,269
	Huatai Securities Co. Ltd. Class A	6,189,601	17,211
	TCL Electronics Holdings Ltd.	12,940,329	16,759
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,208,740	16,716
*,1,2	Tuhu Car Inc. Class A	6,525,600	16,715
	Bank of Beijing Co. Ltd. Class A	18,549,535	16,629
	China Nonferrous Mining Corp. Ltd.	17,113,000	16,627
	China Jinmao Holdings Group Ltd.	90,443,771	16,457
[1,2]	Simcere Pharmaceutical Group Ltd.	9,767,000	16,378
	ZTE Corp. Class A	3,438,145	16,338
	China Tourism Group Duty Free Corp. Ltd. Class A	1,804,910	16,267
	Daqin Railway Co. Ltd. Class A	17,781,680	16,151
[2]	Grand Pharmaceutical Group Ltd.	14,497,210	16,033
*,1,2	Remegen Co. Ltd. Class H	2,096,500	15,975
	BOE Technology Group Co. Ltd. Class A	28,451,854	15,955
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	15,876
	China Reinsurance Group Corp. Class H	90,744,940	15,752
*,1,2	East Buy Holding Ltd.	5,628,000	15,739
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	19,322,261	15,695
	CMOC Group Ltd. Class A	12,644,723	15,677
*	Shanghai Electric Group Co. Ltd. Class H	38,429,315	15,675
[2]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,416,609	15,659
[1]	China Resources Pharmaceutical Group Ltd.	22,399,626	15,642
	Bank of Nanjing Co. Ltd. Class A	9,780,974	15,601
	China Merchants Securities Co. Ltd. Class A	6,291,260	15,596
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,798,932	15,451
	Brilliance China Automotive Holdings Ltd.	38,682,000	15,430
	China Three Gorges Renewables Group Co. Ltd. Class A	25,530,336	15,365
*,2	Air China Ltd. Class H	23,049,808	15,356
	Sinopec Engineering Group Co. Ltd. Class H	19,761,564	15,344
[2]	Kingboard Laminates Holdings Ltd.	11,910,299	15,292

		Shares	Market Value ($000)
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,805,000	15,236
	Eastroc Beverage Group Co. Ltd. Class A	389,186	15,213
	Shandong Gold Mining Co. Ltd. Class A	3,707,380	15,125
	Advanced Micro-Fabrication Equipment Inc. China Class A	549,175	15,050
*,2	Qunabox Group Ltd.	1,049,654	14,960
	Zhongsheng Group Holdings Ltd.	8,862,406	14,908
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	538,771	14,907
	China Railway Group Ltd. Class A	18,779,353	14,842
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	39,709,565	14,832
	Huaxia Bank Co. Ltd. Class A	13,365,131	14,761
	Avary Holding Shenzhen Co. Ltd. Class A	2,009,061	14,725
*	LONGi Green Energy Technology Co. Ltd. Class A	6,729,362	14,714
	SDIC Power Holdings Co. Ltd. Class A	6,700,355	14,667
	Sinotrans Ltd. Class H	26,206,836	14,533
	Aier Eye Hospital Group Co. Ltd. Class A	8,126,318	14,474
*,1,2	Luye Pharma Group Ltd.	26,289,956	14,385
	Power Construction Corp. of China Ltd. Class A	15,108,510	14,323
	CSC Financial Co. Ltd. Class A	4,018,545	14,255
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,816,231	14,233
	China International Capital Corp. Ltd. Class A	2,824,500	14,177
	Fuyao Glass Industry Group Co. Ltd. Class A	1,867,729	14,172
	AECC Aviation Power Co. Ltd. Class A	2,397,963	14,112
	FinVolution Group ADR	1,633,709	14,034
	Wens Foodstuff Group Co. Ltd. Class A	5,822,442	13,988
	Lens Technology Co. Ltd. Class A	4,433,754	13,980
[1]	Topsports International Holdings Ltd.	34,543,000	13,936
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,422,400	13,855
	Iflytek Co. Ltd. Class A	2,041,649	13,807
	Hello Group Inc. Class A ADR	1,637,995	13,481
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,728,804	13,434
	Shanghai United Imaging Healthcare Co. Ltd. Class A	724,587	13,428
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,953,829	13,415
*,1,2	Jinxin Fertility Group Ltd.	31,494,000	13,378
	China Galaxy Securities Co. Ltd. Class A	5,606,995	13,369
	Focus Media Information Technology Co. Ltd. Class A	12,825,548	13,345
	China Zheshang Bank Co. Ltd. Class H	37,609,000	13,216
	GF Securities Co. Ltd. Class A	4,952,541	13,182
[2]	Hisense Home Appliances Group Co. Ltd. Class H	4,579,000	13,131
[2]	Guangzhou Automobile Group Co. Ltd. Class H	32,312,820	13,057
	Shanghai Baosight Software Co. Ltd. Class B	9,486,611	13,040
[2]	Sany Heavy Equipment International Holdings Co. Ltd.	13,777,954	12,922
	Xtep International Holdings Ltd.	18,031,291	12,910
[2]	SF Holding Co. Ltd. Class H	2,299,400	12,783
	Shengyi Technology Co. Ltd. Class A	2,154,356	12,777
	Weichai Power Co. Ltd. Class A	6,075,511	12,754
	China CITIC Bank Corp. Ltd. Class A	11,134,261	12,677
[1,2]	China Merchants Securities Co. Ltd. Class H	6,118,856	12,649
	Bank of Hangzhou Co. Ltd. Class A	5,585,739	12,452
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,541,600	12,433
	Yunnan Baiyao Group Co. Ltd. Class A	1,594,157	12,417
[2]	China Suntien Green Energy Corp. Ltd. Class H	23,240,823	12,416
*	Daqo New Energy Corp. ADR	568,723	12,375
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,320,370	12,368
	China Overseas Property Holdings Ltd.	17,872,311	12,267
	XCMG Construction Machinery Co. Ltd. Class A	10,515,915	12,246
	People's Insurance Co. Group of China Ltd. Class A	10,768,799	12,224
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,186,000	12,170
	China Energy Engineering Corp. Ltd. Class A	33,650,256	12,103
	Chongqing Changan Automobile Co. Ltd. Class A	6,725,602	12,001
	Montage Technology Co. Ltd. Class A	1,018,967	11,997
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	11,996
*,1,2	Weimob Inc.	42,889,000	11,952
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,167,339	11,927
*,2	Lifetech Scientific Corp.	45,983,059	11,912
[2]	Yuexiu Property Co. Ltd.	20,138,431	11,842
	Greentown Service Group Co. Ltd.	19,279,032	11,739
	Anhui Conch Cement Co. Ltd. Class A	3,562,864	11,655
	Chongqing Changan Automobile Co. Ltd. Class B	21,617,731	11,645
	China Traditional Chinese Medicine Holdings Co. Ltd.	40,746,802	11,633
*	Poly Developments & Holdings Group Co. Ltd. Class A	10,491,822	11,622

		Shares	Market Value ($000)
*	iQIYI Inc. ADR	6,289,855	11,573
*,2	Shanghai MicroPort MedBot Group Co. Ltd. Class H	4,158,500	11,557
	Huadian Power International Corp. Ltd. Class H	21,441,909	11,543
	Shennan Circuits Co. Ltd. Class A	584,362	11,491
	Guangdong Haid Group Co. Ltd. Class A	1,462,426	11,471
	China International Marine Containers Group Co. Ltd. Class H	10,635,566	11,423
*	Lufax Holding Ltd. ADR	3,948,311	11,411
	COSCO SHIPPING Ports Ltd.	16,253,359	11,382
*,2	Nine Dragons Paper Holdings Ltd.	20,609,910	11,302
*	Shanghai Electric Group Co. Ltd. Class A	10,436,930	11,301
	Orient Securities Co. Ltd. Class A	7,216,971	11,264
*	Tongwei Co. Ltd. Class A	3,941,485	11,174
	Datang International Power Generation Co. Ltd. Class H	44,320,046	11,173
[2]	China Everbright Ltd.	10,916,100	11,146
[2]	China Water Affairs Group Ltd.	14,146,149	11,100
[2]	Dongfang Electric Corp. Ltd. Class H	4,726,213	11,092
*	EHang Holdings Ltd. ADR	633,483	11,086
*	China Southern Airlines Co. Ltd. Class H	23,909,638	11,003
*,1	Mobvista Inc.	9,661,000	10,997
	Eve Energy Co. Ltd. Class A	1,789,492	10,973
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,794,223	10,935
	Yihai International Holding Ltd.	6,334,648	10,907
*	Seazen Group Ltd.	34,090,101	10,867
*	Newborn Town Inc.	7,989,729	10,780
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	10,758
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,513,900	10,746
*	Air China Ltd. Class A	10,620,475	10,718
[1]	Orient Securities Co. Ltd. Class H	11,106,400	10,677
	Kuang-Chi Technologies Co. Ltd. Class A	1,882,304	10,664
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,475,500	10,662
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,003,347	10,600
	Shanghai Rural Commercial Bank Co. Ltd. Class A	8,374,600	10,577
	Sungrow Power Supply Co. Ltd. Class A	1,059,128	10,572
	Shanghai Industrial Holdings Ltd.	5,644,289	10,522
	Consun Pharmaceutical Group Ltd.	5,990,000	10,507
	Hengli Petrochemical Co. Ltd. Class A	4,850,350	10,404
	TCL Technology Group Corp. Class A	16,985,194	10,372
[1,2,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,144,564	10,356
	Aluminum Corp. of China Ltd. Class A	10,051,919	10,335
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,994,676	10,272
	Onewo Inc. Class H	3,580,900	10,223
[2]	Mao Geping Cosmetics Co. Ltd. Class H	802,700	10,205
*	DPC Dash Ltd.	944,500	10,194
	Anhui Expressway Co. Ltd. Class H	6,518,097	10,171
[2]	China Tobacco International HK Co. Ltd.	2,413,000	10,107
	IEIT Systems Co. Ltd. Class A	1,308,450	10,100
	GD Power Development Co. Ltd. Class A	15,853,531	10,089
	Shanghai International Airport Co. Ltd. Class A	2,252,768	10,064
	Suzhou TFC Optical Communication Co. Ltd. Class A	686,049	9,984
[1]	China Railway Signal & Communication Corp. Ltd. Class H	22,826,798	9,979
	GigaDevice Semiconductor Inc. Class A	588,779	9,874
	Goldwind Science & Technology Co. Ltd. Class H	11,070,690	9,827
	Ningbo Tuopu Group Co. Ltd. Class A	1,530,536	9,733
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,472,684	9,719
	360 Security Technology Inc. Class A	6,141,495	9,627
	GoerTek Inc. Class A	3,019,232	9,594
	Weibo Corp. Class A	978,926	9,558
	Yankuang Energy Group Co. Ltd. Class A	5,444,487	9,535
	Huadong Medicine Co. Ltd. Class A	1,545,347	9,524
	Bank of Chengdu Co. Ltd. Class A	3,700,335	9,495
	Guosen Securities Co. Ltd. Class A	5,158,162	9,494
	Livzon Pharmaceutical Group Inc. Class H	1,976,953	9,463
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,368,000	9,425
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,795,660	9,418
	Bank of Chongqing Co. Ltd. Class H	9,523,066	9,396
*	Beijing Capital International Airport Co. Ltd. Class H	24,124,447	9,366
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,989,812	9,336
[2]	Shoucheng Holdings Ltd.	39,565,211	9,327
	LexinFintech Holdings Ltd. ADR	1,463,044	9,320
	JinkoSolar Holding Co. Ltd. ADR	424,295	9,309

		Shares	Market Value ($000)
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	9,234
	Lao Feng Xiang Co. Ltd. Class B	2,566,545	9,179
	Sichuan Chuantou Energy Co. Ltd. Class A	4,211,076	9,125
	Poly Property Services Co. Ltd. Class H	2,028,200	9,002
[2]	Gushengtang Holdings Ltd.	1,974,500	8,996
	China Zheshang Bank Co. Ltd. Class A	19,097,010	8,994
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,469,000	8,925
*	ANE Cayman Inc.	8,597,000	8,923
	Shougang Fushan Resources Group Ltd.	24,177,800	8,877
*,1	Legend Holdings Corp. Class H	6,933,114	8,796
	Zhejiang Juhua Co. Ltd. Class A	2,369,602	8,791
	Everbright Securities Co. Ltd. Class A	3,477,220	8,769
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	49,542,131	8,759
	TBEA Co. Ltd. Class A	4,648,575	8,723
	China Energy Engineering Corp. Ltd. Class H	52,796,211	8,721
	Metallurgical Corp. of China Ltd. Class H	40,274,885	8,719
*	China Southern Airlines Co. Ltd. Class A	11,045,611	8,691
	Hundsun Technologies Inc. Class A	1,732,139	8,675
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	20,726,400	8,656
*	Tianqi Lithium Corp. Class A	1,629,040	8,631
	CNPC Capital Co. Ltd. Class A	7,185,291	8,618
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	51,674,595	8,549
*	China Eastern Airlines Corp. Ltd. Class A	16,239,326	8,546
	Zhongjin Gold Corp. Ltd. Class A	4,291,083	8,537
	Unisplendour Corp. Ltd. Class A	2,486,623	8,504
	Zhejiang NHU Co. Ltd. Class A	2,726,386	8,479
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	197,560	8,423
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	8,391
	Founder Securities Co. Ltd. Class A	7,445,703	8,380
*,1,3	New Horizon Health Ltd.	4,595,000	8,277
	Rockchip Electronics Co. Ltd. Class A	368,800	8,270
	Satellite Chemical Co. Ltd. Class A	3,046,562	8,235
	Lonking Holdings Ltd.	24,382,868	8,229
*,2	China Eastern Airlines Corp. Ltd. Class H	22,735,558	8,192
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,393,159	8,192
	Anker Innovations Technology Co. Ltd. Class A	472,160	8,107
	Q Technology Group Co. Ltd.	5,357,424	8,075
*,1	Alphamab Oncology	6,350,000	8,046
	Harbin Electric Co. Ltd. Class H	8,431,875	8,038
	Great Wall Motor Co. Ltd. Class A	2,655,900	7,969
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	7,920
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,404,699	7,906
[1,2]	Blue Moon Group Holdings Ltd.	16,368,000	7,888
	Tianli International Holdings Ltd.	15,709,741	7,847
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,418,997	7,828
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	7,809
	Lingyi iTech Guangdong Co. Class A	6,279,000	7,808
[2]	Flat Glass Group Co. Ltd. Class H	6,016,000	7,802
*	Hainan Airlines Holding Co. Ltd. Class A	37,883,700	7,785
	SSY Group Ltd.	19,579,775	7,771
[1]	Genertec Universal Medical Group Co. Ltd.	9,488,668	7,768
*,1,2	CALB Group Co. Ltd. Class H	3,074,700	7,688
	JCET Group Co. Ltd. Class A	1,580,095	7,673
*	COFCO Joycome Foods Ltd.	34,543,000	7,672
	COSCO SHIPPING Development Co. Ltd. Class H	51,324,927	7,643
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,085,814	7,643
	Tsingtao Brewery Co. Ltd. Class A	810,413	7,638
*	ZEEKR Intelligent Technology Holding Ltd. ADR	269,726	7,617
	Shenzhen Expressway Corp. Ltd. Class H	8,837,170	7,604
	Shenzhen Kinwong Electronic Co. Ltd. Class A	814,056	7,488
	Sinopec Kantons Holdings Ltd.	12,964,075	7,449
*	Canadian Solar Inc.	647,446	7,439
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	7,422
	Sieyuan Electric Co. Ltd. Class A	683,640	7,402
	Hangzhou Tigermed Consulting Co. Ltd. Class A	782,849	7,384
*,2	XXF Group Holdings Ltd.	9,282,500	7,378
	Towngas Smart Energy Co. Ltd.	14,521,000	7,374
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	764,471	7,365
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,357
[2]	PAX Global Technology Ltd.	8,481,436	7,347

		Shares	Market Value ($000)
*	China Vanke Co. Ltd. Class A	8,204,767	7,332
*,1	BAIC Motor Corp. Ltd. Class H	26,805,093	7,322
	Empyrean Technology Co. Ltd. Class A	477,500	7,277
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,728,363	7,249
	China Lesso Group Holdings Ltd.	12,106,317	7,203
	Industrial Securities Co. Ltd. Class A	7,975,451	7,198
[1,2]	AsiaInfo Technologies Ltd.	4,974,000	7,179
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	7,174
	China Resources Microelectronics Ltd. Class A	1,104,893	7,139
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,360,612	7,136
*	Dongfang Electric Corp. Ltd. Class A	2,546,011	7,132
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	7,130
	Huaneng Power International Inc. Class A	6,999,791	7,129
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,853,488	7,113
	Beijing Enlight Media Co. Ltd. Class A	2,579,403	7,072
[2]	West China Cement Ltd.	27,716,438	7,069
[2]	Tianneng Power International Ltd.	8,160,156	7,049
	China Coal Energy Co. Ltd. Class A	4,266,562	6,998
	Guolian Minsheng Securities Co. Ltd. Class A	4,483,700	6,975
	Pharmaron Beijing Co. Ltd. Class A	1,612,708	6,926
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	6,895
	Huizhou Desay Sv Automotive Co. Ltd. Class A	489,800	6,895
	CIMC Enric Holdings Ltd.	8,073,019	6,888
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	6,888
*	Vnet Group Inc. ADR	828,378	6,884
	Yutong Bus Co. Ltd. Class A	1,983,214	6,863
	Zangge Mining Co. Ltd. Class A	1,076,100	6,860
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	5,527,577	6,852
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	6,823
	Anhui Gujing Distillery Co. Ltd. Class A	356,081	6,813
*,1	CanSino Biologics Inc. Class H	1,198,400	6,803
	Ganfeng Lithium Group Co. Ltd. Class A	1,357,940	6,780
	Imeik Technology Development Co. Ltd. Class A	263,684	6,779
*	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	6,776
	Zhejiang Dahua Technology Co. Ltd. Class A	2,999,613	6,764
*	FIH Mobile Ltd.	3,792,600	6,761
	Huagong Tech Co. Ltd. Class A	963,300	6,736
	BOE Technology Group Co. Ltd. Class B	19,479,641	6,684
	Sun Art Retail Group Ltd.	25,219,500	6,647
	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,598
*	Beijing Compass Technology Development Co. Ltd. Class A	534,375	6,561
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	946,053	6,557
*,1	Evergrande Property Services Group Ltd.	67,870,000	6,553
	Tong Ren Tang Technologies Co. Ltd. Class H	9,740,132	6,532
	Wasion Holdings Ltd.	6,008,000	6,527
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,535,531	6,518
[1]	China East Education Holdings Ltd.	6,282,500	6,505
	Shanghai Baosight Software Co. Ltd. Class A	1,892,906	6,491
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,486,164	6,465
*	Jinko Solar Co. Ltd. Class A	8,894,378	6,452
	Yunnan Aluminium Co. Ltd. Class A	2,988,952	6,439
*	Yonyou Network Technology Co. Ltd. Class A	2,934,026	6,436
	Gotion High-tech Co. Ltd. Class A	1,580,969	6,409
	China BlueChemical Ltd. Class H	23,216,568	6,404
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	4,543,621	6,402
	Isoftstone Information Technology Group Co. Ltd. Class A	841,100	6,393
*	China National Chemical Engineering Co. Ltd. Class A	5,677,522	6,297
	Shanjin International Gold Co. Ltd. Class A	2,507,333	6,273
	YTO Express Group Co. Ltd. Class A	3,058,806	6,254
*	Loongson Technology Corp. Ltd. Class A	343,897	6,251
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	6,248
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	6,237
*	Hopson Development Holdings Ltd.	12,935,093	6,228
	Sunshine Insurance Group Co. Ltd. Class H	12,536,500	6,222
	Spring Airlines Co. Ltd. Class A	857,136	6,218
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	6,200
*,2	Tianqi Lithium Corp. Class H	1,372,800	6,171
[2]	Central China Securities Co. Ltd. Class H	17,653,000	6,160
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	6,152
	China Jushi Co. Ltd. Class A	3,577,658	6,151

		Shares	Market Value ($000)
	SooChow Securities Co. Ltd. Class A	4,633,019	6,144
	Zheshang Securities Co. Ltd. Class A	3,896,100	6,141
[2]	Lee & Man Paper Manufacturing Ltd.	18,532,000	6,140
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	6,140
	China Merchants Energy Shipping Co. Ltd. Class A	7,271,303	6,113
	Huaqin Technology Co. Ltd. Class A	534,660	6,101
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	6,085
[1,2]	ZJLD Group Inc.	7,134,200	6,084
[2]	Huaxin Cement Co. Ltd. Class H	3,709,900	6,080
	Sichuan Expressway Co. Ltd. Class H	10,117,276	6,079
*	Gaotu Techedu Inc. ADR	1,726,078	6,076
	JNBY Design Ltd.	2,559,500	6,061
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,809,162	6,021
	Fu Shou Yuan International Group Ltd.	13,086,913	6,014
*,1,2	Yidu Tech Inc.	7,330,400	6,007
*	National Silicon Industry Group Co. Ltd. Class A	2,329,456	6,002
	Chongqing Rural Commercial Bank Co. Ltd. Class A	6,361,600	5,994
	Ecovacs Robotics Co. Ltd. Class A	540,487	5,972
	Wingtech Technology Co. Ltd. Class A	1,159,831	5,947
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	5,914
	Yunnan Yuntianhua Co. Ltd. Class A	1,724,230	5,900
*,2	Fenbi Ltd.	13,979,500	5,900
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	721,964	5,866
	Giant Network Group Co. Ltd. Class A	1,783,000	5,866
	Sinofert Holdings Ltd.	32,452,032	5,861
	Piotech Inc. Class A	248,168	5,858
	Metallurgical Corp. of China Ltd. Class A	13,874,543	5,835
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,699,413	5,830
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,764	5,811
	NetDragon Websoft Holdings Ltd.	4,194,138	5,793
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	5,774
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	5,766
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	5,718
	Sichuan Changhong Electric Co. Ltd. Class A	4,169,838	5,713
*,1,2	Ocumension Therapeutics	4,347,715	5,686
[1]	AK Medical Holdings Ltd.	6,495,000	5,663
	Changjiang Securities Co. Ltd. Class A	5,518,610	5,640
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	5,631
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	5,610
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,915,527	5,602
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	5,593
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	3,732,000	5,584
	Ningbo Deye Technology Co. Ltd. Class A	787,396	5,584
[1]	Qingdao Port International Co. Ltd. Class H	6,714,915	5,583
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,049,436	5,570
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,101,297	5,561
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,909,412	5,525
	SG Micro Corp. Class A	558,951	5,522
*	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	5,508
[2]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,389,825	5,502
	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	5,498
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	706,657	5,492
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	5,472
	Beijing Roborock Technology Co. Ltd. Class A	227,189	5,452
	Nexchip Semiconductor Corp. Class A	1,805,491	5,449
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,271,600	5,434
	Huadian Power International Corp. Ltd. Class A	7,348,740	5,415
[2]	China Resources Beverage Holdings Co. Ltd.	3,722,000	5,414
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	5,409
	Sangfor Technologies Inc. Class A	361,779	5,406
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,504,722	5,404
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	698,741	5,387
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,516,570	5,376
*	Kunlun Tech Co. Ltd. Class A	1,079,687	5,373
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,205,200	5,336
	China Overseas Grand Oceans Group Ltd.	21,612,142	5,334
*	Angang Steel Co. Ltd. Class H	18,646,652	5,331
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,424,129	5,313
*,1,2	Haichang Ocean Park Holdings Ltd.	52,839,000	5,264
[1,2]	Everbright Securities Co. Ltd. Class H	3,950,000	5,262

		Shares	Market Value ($000)
	Goneo Group Co. Ltd. Class A	796,502	5,214
	Zhejiang Chint Electrics Co. Ltd. Class A	1,651,546	5,211
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	5,207
	Ming Yuan Cloud Group Holdings Ltd.	12,710,000	5,199
	LB Group Co. Ltd. Class A	2,194,367	5,191
	Yealink Network Technology Corp. Ltd. Class A	1,115,346	5,185
	Beijing New Building Materials plc Class A	1,427,097	5,169
*	Yonghui Superstores Co. Ltd. Class A	7,914,935	5,166
	Mango Excellent Media Co. Ltd. Class A	1,683,529	5,144
*	Talkweb Information System Co. Ltd. Class A	1,143,656	5,144
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	381,422	5,137
*	BeOne Medicines Ltd. Class A	156,593	5,135
*	Jiangsu Hoperun Software Co. Ltd. Class A	697,546	5,120
	SDIC Capital Co. Ltd. Class A	4,877,228	5,115
	Bestechnic Shanghai Co. Ltd. Class A	153,591	5,114
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	5,111
[1,2]	Maoyan Entertainment	5,109,600	5,066
	BOC International China Co. Ltd. Class A	2,394,727	5,061
*	CCOOP Group Co. Ltd. Class A	15,781,100	5,050
	Sailun Group Co. Ltd. Class A	2,823,475	5,047
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	5,038
	APT Medical Inc. Class A	127,379	5,028
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	5,019
	Poly Property Group Co. Ltd.	25,445,038	5,016
	Shenergy Co. Ltd. Class A	4,420,059	5,016
	Western Mining Co. Ltd. Class A	2,163,200	5,011
	Shengyi Electronics Co. Ltd. Class A	682,303	5,010
	Hengtong Optic-electric Co. Ltd. Class A	2,265,065	5,005
	Shenzhen Envicool Technology Co. Ltd. Class A	894,748	4,985
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,607,202	4,966
	Tianshan Aluminum Group Co. Ltd. Class A	3,925,270	4,963
	Kingnet Network Co. Ltd. Class A	1,947,732	4,956
	New Hope Liuhe Co. Ltd. Class A	3,697,645	4,935
	Changchun High-Tech Industry Group Co. Ltd. Class A	337,268	4,933
	Hwatsing Technology Co. Ltd. Class A	321,864	4,925
*,2	Skyworth Group Ltd.	12,521,212	4,922
	Hoshine Silicon Industry Co. Ltd. Class A	670,820	4,903
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	4,898
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	833,100	4,873
	Accelink Technologies Co. Ltd. Class A	677,848	4,872
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	4,863
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	4,861
	Zhongtai Securities Co. Ltd. Class A	5,245,870	4,859
*	China National Software & Service Co. Ltd. Class A	739,458	4,853
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,795,904	4,837
	Guoyuan Securities Co. Ltd. Class A	4,065,099	4,793
	Maxscend Microelectronics Co. Ltd. Class A	464,857	4,787
[2]	Zhongyu Energy Holdings Ltd.	9,717,000	4,767
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	4,734
	China Education Group Holdings Ltd.	13,397,724	4,725
*	Hua Hong Semiconductor Ltd. Class A	565,291	4,702
	Hangzhou First Applied Material Co. Ltd. Class A	2,313,626	4,694
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	4,691
[2]	China Modern Dairy Holdings Ltd.	30,883,299	4,664
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,465,188	4,660
	Bank of Changsha Co. Ltd. Class A	3,391,288	4,654
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,292,014	4,642
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	4,641
[1,2]	Angelalign Technology Inc.	619,993	4,639
	Hangzhou GreatStar Industrial Co. Ltd.	1,075,600	4,632
	CGN Power Co. Ltd. Class A	9,048,800	4,625
*,1,2	Bairong Inc. Class B	4,145,500	4,620
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,065,958	4,617
*	OFILM Group Co. Ltd. Class A	2,951,125	4,617
	Jiangxi Copper Co. Ltd. Class A	1,481,707	4,616
	GalaxyCore Inc. Class A	2,176,120	4,614
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	4,613
	Shandong Sun Paper Industry JSC Ltd. Class A	2,383,300	4,609
	Xiamen Tungsten Co. Ltd. Class A	1,428,759	4,603
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	4,600

		Shares	Market Value ($000)
*	United Nova Technology Co. Ltd. Class A	6,585,087	4,597
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	4,593
	Western Securities Co. Ltd. Class A	3,940,319	4,578
	Glarun Technology Co. Ltd. Class A	1,088,707	4,575
	Bank of Suzhou Co. Ltd. Class A	3,850,770	4,568
	Caitong Securities Co. Ltd. Class A	4,066,065	4,567
[1,2]	Medlive Technology Co. Ltd.	2,238,000	4,562
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	4,545
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	4,544
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	249,484	4,543
*	Jinduicheng Molybdenum Co. Ltd. Class A	2,536,040	4,531
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,526
	CGN New Energy Holdings Co. Ltd.	14,442,000	4,490
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,714,178	4,487
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	788,350	4,484
*	Chongqing Qianli Technology Co. Ltd. Class A	3,934,900	4,479
[1,2]	Linklogis Inc. Class B	15,869,500	4,446
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	4,443
	Shui On Land Ltd.	45,422,500	4,438
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,435
[1]	Sunac Services Holdings Ltd.	19,450,903	4,432
*	ASR Microelectronics Co. Ltd. Class A	362,476	4,430
	Asymchem Laboratories Tianjin Co. Ltd. Class A	279,005	4,427
*	ACM Research Shanghai Inc. Class A	254,900	4,412
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,913,867	4,406
*	JA Solar Technology Co. Ltd. Class A	2,859,620	4,386
	Guangshen Railway Co. Ltd. Class H	17,583,093	4,384
*	Sohu.com Ltd. ADR	280,820	4,364
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	4,362
*	ApicHope Pharmaceutical Group Co. Ltd.	405,900	4,351
	GEM Co. Ltd. Class A	4,859,240	4,347
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,342
	Shenzhen Goodix Technology Co. Ltd. Class A	422,604	4,338
[2]	First Tractor Co. Ltd. Class H	4,803,706	4,336
	Guanghui Energy Co. Ltd. Class A	5,754,715	4,328
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	4,321
	China Railway Signal & Communication Corp. Ltd. Class A	5,885,038	4,320
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,319
*,2	Xinte Energy Co. Ltd. Class H	5,108,000	4,319
	China Foods Ltd.	10,359,153	4,314
[2,3]	Kangji Medical Holdings Ltd.	3,975,500	4,304
	Wolong Electric Group Co. Ltd. Class A	1,360,239	4,303
	China Resources Medical Holdings Co. Ltd.	7,590,289	4,293
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,281
	Dongxing Securities Co. Ltd. Class A	2,767,414	4,278
	SUPCON Technology Co. Ltd. Class A	645,354	4,275
*,2	Yeahka Ltd.	2,395,200	4,274
	Western Superconducting Technologies Co. Ltd. Class A	564,445	4,271
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	881,015	4,265
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,944,692	4,263
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,248
	AVICOPTER plc Class A	771,802	4,241
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	4,234
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	4,227
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,222
	China Yongda Automobiles Services Holdings Ltd.	14,801,652	4,216
*	AVIC Chengdu UAS Co. Ltd. Class A	507,816	4,215
[2]	Tiangong International Co. Ltd.	16,361,224	4,208
	Huafon Chemical Co. Ltd. Class A	4,032,401	4,202
[2]	China Risun Group Ltd.	13,947,000	4,201
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,271,677	4,196
	Hisense Home Appliances Group Co. Ltd. Class A	1,176,951	4,195
	All Winner Technology Co. Ltd. Class A	757,259	4,180
	Goldwind Science & Technology Co. Ltd. Class A	3,115,226	4,170
	Weifu High-Technology Group Co. Ltd. Class B	2,560,255	4,165
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	174,880	4,142
	CSG Holding Co. Ltd. Class B	17,434,095	4,122
*,2	Yanlord Land Group Ltd.	9,249,260	4,102
*	Ninestar Corp. Class A	1,256,227	4,101
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	4,096

		Shares	Market Value ($000)
	Newland Digital Technology Co. Ltd. Class A	989,273	4,092
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,081
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	504,900	4,061
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,040
*	Trina Solar Co. Ltd. Class A	1,877,546	4,037
	China XD Electric Co. Ltd. Class A	4,414,107	4,015
	Guobo Electronics Co. Ltd. Class A	461,927	4,009
	Guangzhou Haige Communications Group Inc. Co. Class A	2,182,647	4,008
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	385,717	4,001
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	3,994
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,517,200	3,988
	Jiangsu Financial Leasing Co. Ltd. Class A	4,939,690	3,969
	Beijing Shougang Co. Ltd. Class A	6,816,561	3,957
	Wintime Energy Group Co. Ltd. Class A	19,876,200	3,942
*	Biwin Storage Technology Co. Ltd. Class A	447,980	3,938
	Ingenic Semiconductor Co. Ltd. Class A	426,616	3,937
	Yunnan Tin Co. Ltd. Class A	1,590,399	3,930
*	Amlogic Shanghai Co. Ltd. Class A	392,642	3,929
*	Cathay Biotech Inc. Class A	588,414	3,926
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	3,923
[1,2]	Jiumaojiu International Holdings Ltd.	10,877,000	3,922
	China Shineway Pharmaceutical Group Ltd.	3,675,885	3,915
[2]	Xinyi Energy Holdings Ltd.	24,736,600	3,915
*	Hisense Visual Technology Co. Ltd. Class A	1,238,862	3,910
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	3,909
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	229,913	3,891
*	Shanghai Stonehill Technology Co. Ltd. Class A	4,876,354	3,886
*	Dosilicon Co. Ltd. Class A	432,484	3,877
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	3,874
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	3,874
	CSI Solar Co. Ltd. Class A	3,125,799	3,874
	BOE Varitronix Ltd.	5,134,813	3,871
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,870
	HLA Group Corp. Ltd. Class A	4,080,510	3,862
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,435,503	3,858
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,234,936	3,855
*,3	Quzhou Xin'an Development Co. Ltd. Class A	6,799,954	3,852
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	3,851
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,850
	Huaibei Mining Holdings Co. Ltd. Class A	2,255,100	3,847
	Raytron Technology Co. Ltd. Class A	423,045	3,838
	Zhejiang Longsheng Group Co. Ltd. Class A	2,602,872	3,826
	Shenzhen Longsys Electronics Co. Ltd. Class A	309,500	3,817
*	Guosheng Financial Holding Inc. Class A	1,795,092	3,798
	Sinolink Securities Co. Ltd. Class A	2,942,400	3,791
	Tongkun Group Co. Ltd. Class A	2,202,499	3,785
	Digital China Group Co. Ltd. Class A	659,901	3,783
*	Maanshan Iron & Steel Co. Ltd. Class A	7,840,392	3,769
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,768
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,763
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,756
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,419,531	3,754
	First Capital Securities Co. Ltd. Class A	3,649,420	3,745
	Cinda Securities Co. Ltd. Class A	1,654,300	3,744
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	3,736
	DHC Software Co. Ltd. Class A	2,893,900	3,719
	Capital Securities Co. Ltd. Class A	1,341,900	3,718
	China Oriental Group Co. Ltd.	15,453,736	3,712
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	3,712
	CNGR Advanced Material Co. Ltd. Class A	793,240	3,709
*	Xiangcai Co. Ltd. Class A	2,450,900	3,701
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	10,390,622	3,692
	Angel Yeast Co. Ltd. Class A	771,781	3,679
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	3,678
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,673
*	Maanshan Iron & Steel Co. Ltd. Class H	13,208,000	3,664
	Hubei Dinglong Co. Ltd. Class A	930,908	3,661
	JL Mag Rare-Earth Co. Ltd. Class A	962,272	3,651
	Hualan Biological Engineering Inc. Class A	1,581,223	3,642
*	Seazen Holdings Co. Ltd. Class A	1,795,473	3,636

		Shares	Market Value ($000)
	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	3,636
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	3,630
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,626
*	Hangzhou Iron & Steel Co. Class A	2,937,786	3,621
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	3,619
	Guangzhou Automobile Group Co. Ltd. Class A	3,452,700	3,615
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	233,377	3,613
	Shanghai Huace Navigation Technology Ltd. Class A	737,156	3,607
*	Skyverse Technology Co. Ltd. Class A	296,396	3,604
	Geovis Technology Co. Ltd. Class A	711,936	3,602
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,573
[2]	Concord New Energy Group Ltd.	67,444,071	3,571
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,135,712	3,568
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,562
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,383,300	3,557
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	3,554
*	Kangmei Pharmaceutical Co. Ltd. Class A	12,350,700	3,553
*	Orbbee Inc. Class A	346,765	3,548
*	Shanghai DZH Ltd. Class A	1,945,300	3,547
	Shenzhen Kedali Industry Co. Ltd. Class A	233,800	3,545
	Qilu Bank Co. Ltd. Class A	4,223,400	3,537
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	3,536
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	792,950	3,531
	Yuexiu REIT	31,134,544	3,528
*	Remegen Co. Ltd. Class A	396,100	3,518
*	North Industries Group Red Arrow Co. Ltd. Class A	1,162,043	3,517
[1,2]	A-Living Smart City Services Co. Ltd. Class H	9,350,913	3,514
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,513
	JCHX Mining Management Co. Ltd. Class A	535,369	3,511
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,631,162	3,511
	Hunan Gold Corp. Ltd. Class A	1,423,292	3,510
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,635,786	3,500
	Southwest Securities Co. Ltd. Class A	5,559,687	3,499
	Chongqing Brewery Co. Ltd. Class A	455,451	3,495
*	QuantumCTek Co. Ltd. Class A	91,994	3,492
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,490
	Espressif Systems Shanghai Co. Ltd. Class A	155,509	3,487
	China Great Wall Securities Co. Ltd. Class A	2,849,100	3,485
	Chervon Holdings Ltd.	1,517,900	3,477
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,466
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,001,500	3,466
*	Pacific Securities Co. Ltd. Class A	6,208,755	3,459
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,455
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,453
	Sharetronic Data Technology Co. Ltd. Class A	323,720	3,452
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	3,443
	Flat Glass Group Co. Ltd. Class A	1,522,900	3,435
*	Canaan Inc. ADR	4,973,011	3,433
*,2	Shenzhen Investment Ltd.	30,022,949	3,432
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,426
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	3,421
*	MGI Tech Co. Ltd. Class A	358,556	3,419
	Shanghai Belling Co. Ltd. Class A	718,144	3,398
	Oppein Home Group Inc. Class A	474,648	3,398
	EverProX Technologies Co. Ltd. Class A	284,900	3,396
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	3,386
	Wuchan Zhongda Group Co. Ltd. Class A	4,520,415	3,383
	RoboTechnik Intelligent Technology Co. Ltd. Class A	135,700	3,381
	Juneyao Airlines Co. Ltd. Class A	1,988,669	3,377
	COFCO Capital Holdings Co. Ltd. Class A	1,986,357	3,372
*	SICC Co. Ltd. Class A	411,112	3,369
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,036,600	3,368
	Sunresin New Materials Co. Ltd. Class A	468,748	3,366
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,358
	Shanghai Electric Power Co. Ltd. Class A	2,551,123	3,356
	Wuhan Dameng Database Co. Ltd. Class A	101,142	3,350
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	3,347
	China Film Group Co. Ltd. Class A	1,811,605	3,341
*,2	Adicon Holdings Ltd.	3,512,917	3,337
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	160,148	3,326

		Shares	Market Value ($000)
	AIMA Technology Group Co. Ltd. Class A	690,603	3,321
	T&S Communications Co. Ltd. Class A	210,400	3,319
	Liaoning Port Co. Ltd. Class A	15,634,408	3,319
	Health & Happiness H&H International Holdings Ltd.	2,274,951	3,316
	Qingdao Port International Co. Ltd. Class A	2,735,300	3,307
	Loncin Motor Co. Ltd. Class A	1,978,850	3,304
	Shenzhen Huaqiang Industry Co. Ltd. Class A	921,536	3,304
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	3,293
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,291
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	3,289
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	3,288
	Skshu Paint Co. Ltd. Class A	617,493	3,285
	Anhui Yingjia Distillery Co. Ltd. Class A	576,043	3,281
	Hangcha Group Co. Ltd. Class A	1,115,712	3,276
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,276
*	Yunnan Energy New Material Co. Ltd. Class A	798,235	3,273
	Heilongjiang Agriculture Co. Ltd. Class A	1,569,405	3,266
*	Founder Technology Group Corp. Class A	3,863,100	3,264
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,262
	Intsig Information Co. Ltd. Class A	125,874	3,260
	Wangsu Science & Technology Co. Ltd. Class A	2,149,657	3,250
	Yunnan Copper Co. Ltd. Class A	1,806,500	3,243
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,241
	Shanghai M&G Stationery Inc. Class A	757,675	3,240
*	Sinocelltech Group Ltd. Class A	311,556	3,234
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,234
*,3	China Dili Group	38,445,940	3,232
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	461,079	3,229
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	3,229
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,207
	Han's Laser Technology Industry Group Co. Ltd. Class A	856,923	3,207
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,205
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	3,202
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	159,500	3,199
	Thunder Software Technology Co. Ltd. Class A	394,227	3,198
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	205,100	3,197
	Minmetals Capital Co. Ltd. Class A	3,845,560	3,192
*	DingDong Cayman Ltd. ADR	1,519,531	3,191
*	Sichuan Huafeng Technology Co. Ltd. Class A	402,467	3,189
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	3,181
	Leo Group Co. Ltd. Class A	5,976,111	3,179
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	703,400	3,176
	Sealand Securities Co. Ltd. Class A	5,449,495	3,175
	Perfect World Co. Ltd. Class A	1,572,310	3,174
	Shanxi Securities Co. Ltd. Class A	3,717,220	3,173
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	3,161
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,160
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,153
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,150
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,149
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,143
	CNOOC Energy Technology & Services Ltd. Class A	5,575,300	3,140
	Xiamen C & D Inc. Class A	2,227,700	3,139
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	510,960	3,135
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	3,132
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,129
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,188,971	3,127
	Hongta Securities Co. Ltd. Class A	2,599,280	3,125
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,067,583	3,125
	Anhui XDLK Microsystem Corp. Ltd. Class A	348,650	3,109
	Sinomine Resource Group Co. Ltd. Class A	618,772	3,105
	INESA Intelligent Tech Inc. Class A	1,006,390	3,099
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,092
	ZMJ Group Co. Ltd. Class A	1,375,325	3,090
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	7,863,800	3,089
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,089
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	3,072
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	128,090	3,069
	Zhejiang Supor Co. Ltd. Class A	425,319	3,065
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,055

		Shares	Market Value ($000)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	2,974,939	3,054
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	3,054
	Weihai Guangwei Composites Co. Ltd. Class A	724,577	3,050
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,047
	Huali Industrial Group Co. Ltd. Class A	420,548	3,045
	BBMG Corp. Class H	29,585,781	3,044
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	910,024	3,040
	STO Express Co. Ltd. Class A	1,436,275	3,040
*	China Baoan Group Co. Ltd. Class A	2,396,736	3,024
	Betta Pharmaceuticals Co. Ltd. Class A	338,200	3,019
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,370,090	3,017
	Leader Harmonious Drive Systems Co. Ltd. Class A	167,823	3,014
*	Shandong Hi-speed Co. Ltd. Class A	2,150,754	3,012
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	2,999
	Datang International Power Generation Co. Ltd. Class A	6,340,421	2,998
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	2,998
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	2,991
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	2,980
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	421,360	2,972
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,970
*	Qi An Xin Technology Group Inc. Class A	594,720	2,969
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,964
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	793,321	2,957
	Baimtec Material Co. Ltd. Class A	371,491	2,954
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,459,500	2,952
	Beijing Jingneng Power Co. Ltd. Class A	4,998,003	2,950
	Huaxi Securities Co. Ltd. Class A	2,120,800	2,949
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	2,946
	Zhejiang Yinlun Machinery Co. Ltd. Class A	732,600	2,941
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,938
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	540,700	2,935
	Kingsemi Co. Ltd. Class A	185,209	2,930
	Olympic Circuit Technology Co. Ltd. Class A	623,000	2,928
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,927
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	668,176	2,923
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,922
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,919
	Huaan Securities Co. Ltd. Class A	3,468,841	2,916
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,911
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,908
	Zhejiang Dingli Machinery Co. Ltd. Class A	424,448	2,906
	Intco Medical Technology Co. Ltd. Class A	609,870	2,904
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,280,300	2,904
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	2,899
	Huaxin Cement Co. Ltd. Class A	1,354,664	2,896
	State Grid Yingda Co. Ltd. Class A	3,912,447	2,889
*	Sinopec Oilfield Service Corp. Class A	10,385,000	2,885
	Fujian Funeng Co. Ltd. Class A	2,192,573	2,878
	Grandblue Environment Co. Ltd. Class A	774,060	2,876
	YUNDA Holding Group Co. Ltd. Class A	2,725,269	2,875
*	Beiqi Foton Motor Co. Ltd. Class A	7,699,385	2,873
	Huangshan Tourism Development Co. Ltd. Class B	3,905,203	2,867
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,060,541	2,860
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	659,300	2,854
	Tian Di Science & Technology Co. Ltd. Class A	3,329,339	2,852
*	Ningbo Shanshan Co. Ltd. Class A	2,043,858	2,852
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,847
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	2,842
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	2,830
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	2,824
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	2,817
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,811
	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	2,807
	Autobio Diagnostics Co. Ltd. Class A	507,112	2,802
	Xuji Electric Co. Ltd. Class A	889,400	2,802
*,1,2	JS Global Lifestyle Co. Ltd.	12,498,500	2,801
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,795
	Anjoy Foods Group Co. Ltd. Class A	272,798	2,795
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,785
	TangShan Port Group Co. Ltd. Class A	4,944,583	2,782

		Shares	Market Value ($000)
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,787,422	2,778
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	2,772
*	Youdao Inc. ADR	318,352	2,770
	People.cn Co. Ltd. Class A	980,094	2,770
	Bank of Guiyang Co. Ltd. Class A	3,119,727	2,768
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,763
*,1,2	AInnovation Technology Group Co. Ltd. Class H	3,542,900	2,762
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,289,844	2,762
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,448,132	2,761
*	Greenland Holdings Corp. Ltd. Class A	10,307,476	2,756
	Longshine Technology Group Co. Ltd. Class A	975,625	2,753
[2]	Digital China Holdings Ltd.	7,100,894	2,750
	Guangdong Aofei Data Technology Co. Ltd. Class A	953,508	2,750
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	2,747
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	231,280	2,742
	Bloomage Biotechnology Corp. Ltd. Class A	380,688	2,741
	Ginlong Technologies Co. Ltd. Class A	348,275	2,741
	Hengyi Petrochemical Co. Ltd. Class A	3,291,000	2,737
	Ruijie Networks Co. Ltd. Class A	311,440	2,736
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,763,100	2,735
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	2,733
	Yuanjie Semiconductor Technology Co. Ltd. Class A	82,343	2,729
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	2,727
*	Joinn Laboratories China Co. Ltd. Class A	617,124	2,725
*	Zhihu Inc. ADR	642,864	2,719
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,718
	Autel Intelligent Technology Corp. Ltd. Class A	563,334	2,717
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	137,240	2,711
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	2,711
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,707
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,707
	DBG Technology Co. Ltd. Class A	709,280	2,705
	Sinoma International Engineering Co. Class A	2,143,272	2,702
	INESA Intelligent Tech Inc. Class B	3,511,519	2,697
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	2,694
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,685
*	Bohai Leasing Co. Ltd. Class A	5,550,600	2,684
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,684
*	Beijing BDStar Navigation Co. Ltd. Class A	640,651	2,682
*	TRS Information Technology Corp. Ltd. Class A	786,100	2,681
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,677
	Winner Medical Co. Ltd. Class A	482,305	2,676
	Lakala Payment Co. Ltd. Class A	718,400	2,673
	Arcsoft Corp. Ltd. Class A	390,648	2,671
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,910,700	2,668
	Hesteel Co. Ltd. Class A	8,004,983	2,666
	China National Medicines Corp. Ltd. Class A	648,138	2,650
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,649
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,646
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	2,644
	Shandong Linglong Tyre Co. Ltd. Class A	1,249,891	2,642
	Fibocom Wireless Inc. Class A	725,346	2,641
	Guangshen Railway Co. Ltd. Class A	6,401,834	2,640
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,922,856	2,639
	XTC New Energy Materials Xiamen Co. Ltd. Class A	386,870	2,634
	Fujian Sunner Development Co. Ltd. Class A	1,185,614	2,625
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	2,619
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,616
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,604
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,598
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,938,856	2,593
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,581
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,578
	Kehua Data Co. Ltd. Class A	440,300	2,576
	Fulin Precision Co. Ltd. Class A	1,476,160	2,564
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	2,562
	Xiamen Xiangyu Co. Ltd. Class A	2,585,319	2,561
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	2,549
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	314,359	2,546
	CECEP Wind-Power Corp. Class A	6,106,510	2,545

		Shares	Market Value ($000)
	Guangzhou Development Group Inc. Class A	2,884,471	2,543
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,542
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,539
	North Copper Co. Ltd. Class A	1,723,100	2,538
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,537
	Neway Valve Suzhou Co. Ltd. Class A	634,109	2,537
	By-health Co. Ltd. Class A	1,553,906	2,535
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,533
	GCL Energy Technology Co. Ltd. Class A	1,499,000	2,526
	Chengdu Xingrong Environment Co. Ltd. Class A	2,558,600	2,526
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	2,525
*	Sensteed Hi-tech Group Class A	8,950,900	2,521
*	NavInfo Co. Ltd. Class A	2,159,087	2,515
	Northeast Securities Co. Ltd. Class A	2,199,858	2,512
	Andon Health Co. Ltd. Class A	465,756	2,509
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	2,507
	Konfoong Materials International Co. Ltd. Class A	261,176	2,507
	Guangxi Liugong Machinery Co. Ltd. Class A	1,684,261	2,504
*	COL Group Co. Ltd. Class A	675,600	2,502
*,2	Gemdale Properties & Investment Corp. Ltd.	68,852,000	2,501
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,499
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	2,496
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,489
	Zhejiang Hailiang Co. Ltd. Class A	1,627,916	2,475
	Anhui Kouzi Distillery Co. Ltd. Class A	534,227	2,467
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,109,246	2,463
	Jilin Electric Power Co. Ltd. Class A	3,438,980	2,462
	Topchoice Medical Corp. Class A	385,591	2,461
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	2,455
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	746,599	2,453
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	2,452
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,120,745	2,446
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	2,442
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,070	2,440
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,440
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	794,996	2,435
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,426
	StarPower Semiconductor Ltd. Class A	203,700	2,421
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	2,420
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,418
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	2,417
*	BGI Genomics Co. Ltd. Class A	327,049	2,416
	Electric Connector Technology Co. Ltd. Class A	358,005	2,415
	Shaanxi International Trust Co. Ltd. Class A	4,854,307	2,406
	China Lilang Ltd.	5,092,865	2,405
	COFCO Sugar Holding Co. Ltd. Class A	1,766,649	2,402
	COSCO SHIPPING Development Co. Ltd. Class A	6,942,676	2,400
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	2,395
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,392
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	2,390
	Shanghai Chinafortune Co. Ltd. Class A	1,113,761	2,389
	CITIC Heavy Industries Co. Ltd. Class A	3,698,679	2,388
	Dajin Heavy Industry Co. Ltd. Class A	538,200	2,385
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	2,382
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	2,379
	Shanghai Construction Group Co. Ltd. Class A	7,068,173	2,375
	Hainan Strait Shipping Co. Ltd. Class A	2,100,555	2,371
	Bank of Qingdao Co. Ltd. Class A	3,590,600	2,369
	Citic Offshore Helicopter Co. Ltd. Class A	768,100	2,366
	Shandong Pharmaceutical Glass Co. Ltd. Class A	746,932	2,357
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,350
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	656,420	2,348
*,2	Sinopec Oilfield Service Corp. Class H	23,266,608	2,345
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	2,342
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,562,650	2,335
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,332
	Shanghai AtHub Co. Ltd. Class A	635,014	2,325
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,323
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,319
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,318

		Shares	Market Value ($000)
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,317
	Fortior Technology Shenzhen Co. Ltd. Class A	90,933	2,316
	Focus Technology Co. Ltd. Class A	310,120	2,308
	Jiangxi Jovo Energy Co. Ltd. Class A	617,500	2,307
	Jack Technology Co. Ltd. Class A	407,875	2,305
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,303
	China Wafer Level CSP Co. Ltd. Class A	584,639	2,299
	Gambol Pet Group Co. Ltd. Class A	183,100	2,299
	Yusys Technologies Co. Ltd. Class A	618,780	2,289
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	2,284
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	2,283
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	748,850	2,278
	POCO Holding Co. Ltd. Class A	275,580	2,278
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	977,400	2,277
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,271
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,269
	Shenzhen SC New Energy Technology Corp. Class A	296,570	2,268
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,267
	Jiangsu Expressway Co. Ltd. Class A	1,150,698	2,266
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,265
*	Doushen Beijing Education & Technology Inc. Class A	1,835,600	2,260
	Jafron Biomedical Co. Ltd. Class A	688,160	2,256
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	2,253
	Fujian Star-net Communication Co. Ltd. Class A	611,781	2,253
	Qingdao Rural Commercial Bank Corp. Class A	4,632,500	2,252
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	2,250
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,249
	Castech Inc. Class A	413,840	2,247
	China Oilfield Services Ltd. Class A	1,157,900	2,240
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	888,424	2,233
*	Caida Securities Co. Ltd. Class A	2,263,000	2,230
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,230
	Yankershop Food Co. Ltd. Class A	235,410	2,224
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,224
	Keli Sensing Technology Ningbo Co. Ltd. Class A	250,200	2,220
*,2	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,218
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	2,216
*	Tianma Microelectronics Co. Ltd. Class A	1,727,805	2,215
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,145,695	2,212
*	3peak Inc. Class A	111,788	2,211
*	Estun Automation Co. Ltd. Class A	757,874	2,204
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	2,204
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	2,203
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,041,000	2,199
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,198
*	Offcn Education Technology Co. Ltd. Class A	5,321,376	2,185
	Weaver Network Technology Co. Ltd. Class A	231,500	2,183
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,183
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	2,182
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	2,174
	First Tractor Co. Ltd. Class A	1,186,189	2,173
	Ningbo Zhenyu Technology Co. Ltd. Class A	150,912	2,172
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,337,601	2,170
*	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	2,170
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,168
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	2,160
*	Wondershare Technology Group Co. Ltd. Class A	193,097	2,158
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,154
	Sichuan New Energy Power Co. Ltd. Class A	1,544,978	2,151
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,145
	YongXing Special Materials Technology Co. Ltd. Class A	440,978	2,143
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,141
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	265,637	2,140
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	2,140
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,139
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	2,136
	CETC Digital Technology Co. Ltd. Class A	602,868	2,133
[2]	Autohome Inc. Class A	319,568	2,132
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,526,227	2,131
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,242,100	2,131

		Shares	Market Value ($000)
	Sichuan Jiuzhou Electric Co. Ltd. Class A	934,400	2,129
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	2,115
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	2,113
	Central China Securities Co. Ltd. Class A	3,468,500	2,111
	Sinotrans Ltd. Class A	2,860,365	2,111
	Shanghai Haixin Group Co. Class B	7,814,763	2,107
	Jiangsu Azure Corp. Class A	1,053,150	2,107
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,106
	IKD Co. Ltd. Class A	876,400	2,105
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,104
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	873,195	2,098
	Xiamen Bank Co. Ltd. Class A	2,201,200	2,096
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	2,090
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,087
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,086
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	2,071
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	2,066
*	Datang Huayin Electric Power Co. Ltd. Class A	2,157,900	2,064
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,059
	Eastcompeace Technology Co. Ltd. Class A	598,315	2,058
	Easy Click Worldwide Network Technology Co. Ltd. Class A	443,600	2,058
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,055
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,055
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	2,054
	XGD Inc. Class A	497,600	2,053
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	2,052
	Goke Microelectronics Co. Ltd. Class A	176,849	2,051
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	228,578	2,044
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	2,043
	Beibuwan Port Co. Ltd. Class A	1,800,600	2,042
	JiuGui Liquor Co. Ltd. Class A	312,900	2,041
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,040
	Shede Spirits Co. Ltd. Class A	283,552	2,039
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	2,037
	Aisino Corp. Class A	1,593,519	2,037
	Huada Automotive Technology Corp. Ltd. Class A	406,500	2,035
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,034
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	211,891	2,033
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	2,033
	Transfar Zhilian Co. Ltd. Class A	2,395,026	2,030
	Kidswant Children Products Co. Ltd. Class A	1,089,100	2,028
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,026
*	China Coal Xinji Energy Co. Ltd. Class A	2,258,000	2,023
	China Meheco Group Co. Ltd. Class A	1,318,564	2,020
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	2,012
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	2,012
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	2,011
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	2,009
	Wasu Media Holding Co. Ltd. Class A	1,757,500	2,008
	Sichuan EM Technology Co. Ltd. Class A	825,890	2,007
	Xinfengming Group Co. Ltd. Class A	1,172,151	2,007
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,006
	Ovctek China Inc. Class A	805,582	2,000
	Eastern Communications Co. Ltd. Class A	1,313,562	2,000
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	473,330	1,994
	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,989
*,1,2	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	1,988
	FAW Jiefang Group Co. Ltd. Class A	2,055,043	1,986
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,984
	Shanghai Huayi Group Co. Ltd. Class B	3,803,200	1,981
	Sany Renewable Energy Co. Ltd. Class A	576,340	1,980
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	673,900	1,980
*	Jushri Technologies Inc. Class A	602,800	1,979
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	1,978
	iRay Group Class A	166,867	1,977
	Tibet Huayu Mining Co. Ltd. Class A	731,700	1,977
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,974
	Digiwin Co. Ltd.	272,194	1,973
	Eyebright Medical Technology Beijing Co. Ltd. Class A	183,848	1,971
	Canmax Technologies Co. Ltd. Class A	712,075	1,968

		Shares	Market Value ($000)
	Jihua Group Corp. Ltd. Class A	3,491,500	1,964
	Sinofibers Technology Co. Ltd. Class A	403,400	1,960
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,958
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,956
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,948
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,947
	Grinm Advanced Materials Co. Ltd. Class A	748,000	1,946
*	Gemdale Corp. Class A	3,724,708	1,944
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	320,644	1,944
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,943
	Jiangsu Lihua Foods Group Co. Ltd.	722,700	1,941
	Air China Cargo Co. Ltd. Class A	2,085,000	1,941
*	Guangdong Topstar Technology Co. Ltd. Class A	422,540	1,939
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,179,892	1,937
	Chinalin Securities Co. Ltd. Class A	924,427	1,936
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,703,900	1,933
*	CETC Chips Technology Inc. Class A	1,121,700	1,930
*	China Petroleum Engineering Corp. Class A	4,044,500	1,930
	Xi'an Bright Laser Technologies Co. Ltd. Class A	235,378	1,929
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,929
	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,926
*	Venustech Group Inc. Class A	871,300	1,925
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,923
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,056,397	1,921
	Taiji Computer Corp. Ltd. Class A	556,906	1,916
	Willfar Information Technology Co. Ltd. Class A	404,641	1,916
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	360,668	1,911
*	Merit Interactive Co. Ltd. Class A	384,848	1,909
	China Kepei Education Group Ltd.	9,712,000	1,906
*	Nanjing Tanker Corp. Class A	4,814,880	1,905
*	China TransInfo Technology Co. Ltd. Class A	1,285,500	1,904
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,902
*	Easyhome New Retail Group Co. Ltd. Class A	4,603,400	1,898
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	788,700	1,897
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,896
*	Suzhou Centec Communications Co. Ltd. Class A	198,505	1,896
*	Hangjin Technology Co. Ltd. Class A	626,350	1,892
	Shanghai Awinic Technology Co. Ltd. Class A	191,245	1,887
*	Angang Steel Co. Ltd. Class A	4,957,502	1,886
	CECEP Solar Energy Co. Ltd. Class A	3,000,230	1,883
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,883
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,565,301	1,879
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,877
	China World Trade Center Co. Ltd. Class A	660,935	1,874
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	1,873
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,873
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	1,872
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,869
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,868
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,866
	Tian Lun Gas Holdings Ltd.	4,315,000	1,865
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	242,104	1,864
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	1,854
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,852
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,852
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	271,359	1,851
	Hengbao Co. Ltd. Class A	671,300	1,850
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,850
	China National Accord Medicines Corp. Ltd. Class B	1,082,653	1,846
	Nanjing Les Information Technology Co. Ltd. Class A	139,135	1,844
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,843
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,843
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,842
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,841
	Visual China Group Co. Ltd. Class A	615,131	1,841
	Innovation New Material Technology Co. Ltd. Class A	3,299,900	1,840
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,838
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,835
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,834
	Gaona Aero Material Co. Ltd. Class A	761,440	1,834

		Shares	Market Value ($000)
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,832
	Dazhong Mining Co. Ltd.	1,151,900	1,832
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,150,171	1,830
	Moon Environment Technology Co. Ltd. Class A	1,033,869	1,829
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,827
*	China Enterprise Co. Ltd. Class A	4,507,535	1,827
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,827
*	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,825
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,821
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,820
	Jiayou International Logistics Co. Ltd. Class A	1,179,916	1,818
	Shenzhen Aisidi Co. Ltd. Class A	1,044,620	1,817
	Anhui Heli Co. Ltd. Class A	735,715	1,817
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,815
*	Nations Technologies Inc. Class A	521,400	1,814
	DongFeng Automobile Co. Ltd. Class A	1,824,112	1,810
	China Railway Materials Co. Ltd. Class A	4,882,300	1,809
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,853,241	1,808
	Hubei Yihua Chemical Industry Co. Ltd. Class A	958,900	1,807
	Jiangzhong Pharmaceutical Co. Ltd. Class A	594,900	1,807
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,805
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,805
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	1,804
*	CCCC Design & Consulting Group Co. Ltd. Class A	1,604,250	1,804
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,803
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,799
	Wuxi NCE Power Co. Ltd. Class A	405,481	1,796
*	Sai Micro Electronics Inc. Class A	693,440	1,791
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,787
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,787
	Sonoscape Medical Corp. Class A	401,567	1,785
*	TianShan Material Co. Ltd. Class A	2,426,920	1,783
*	Polaris Bay Group Co. Ltd. Class A	1,761,898	1,783
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,782
	Xianhe Co. Ltd. Class A	601,745	1,778
*	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,772
	Western Region Gold Co. Ltd. Class A	668,800	1,772
	Foryou Corp. Class A	430,200	1,769
	ORG Technology Co. Ltd. Class A	2,362,407	1,767
	CIG Shanghai Co. Ltd. Class A	234,700	1,765
*	Chengxin Lithium Group Co. Ltd. Class A	818,074	1,763
	China Meidong Auto Holdings Ltd.	6,662,521	1,762
	Kaishan Group Co. Ltd. Class A	934,508	1,761
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,525,800	1,761
	Shenzhen CECport Technologies Co. Ltd. Class A	626,500	1,757
	Lao Feng Xiang Co. Ltd. Class A	268,600	1,756
	Anhui Expressway Co. Ltd. Class A	802,100	1,752
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,752
	Xi'an Triangle Defense Co. Ltd. Class A	471,339	1,745
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	2,997,200	1,744
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,744
*	SOHO China Ltd.	23,523,530	1,740
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,739
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,735
	Explosive Co. Ltd. Class A	894,300	1,735
*	Porton Pharma Solutions Ltd. Class A	527,750	1,735
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	173,249	1,734
	China Railway Special Cargo Logistics Co. Ltd. Class A	2,908,800	1,733
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,733
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	569,400	1,732
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,731
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,070,000	1,731
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,731
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,721
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,721
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,004,076	1,720
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,718
	Bank of Xi'an Co. Ltd. Class A	3,217,000	1,716
	Bank of Lanzhou Co. Ltd. Class A	4,998,100	1,713
*	Ferrotec Anhui Technology Development Co. Ltd. Class A	307,900	1,711

		Shares	Market Value ($000)
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	1,709
	Beijing Shunxin Agriculture Co. Ltd. Class A	781,346	1,707
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	222,559	1,706
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,706
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	518,940	1,705
	Dongfang Electronics Co. Ltd. Class A	1,198,400	1,704
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,702
	Primarius Technologies Co. Ltd. Class A	400,608	1,699
*	Hwa Create Co. Ltd. Class A	583,500	1,698
	Neusoft Corp. Class A	1,243,366	1,694
*	Addsino Co. Ltd. Class A	1,497,900	1,694
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	1,692
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,691
	Fujian Longking Co. Ltd. Class A	1,013,100	1,689
	Gansu Energy Chemical Co. Ltd. Class A	4,889,586	1,683
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,682
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	420,940	1,679
*	Guocheng Mining Co. Ltd. Class A	870,800	1,678
*	Visionox Technology Inc. Class A	1,281,646	1,674
*	Ourpalm Co. Ltd. Class A	2,187,661	1,673
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	328,532	1,672
	Shenzhen Sunline Tech Co. Ltd. Class A	711,652	1,671
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,671
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,670
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,670
	YGSOFT Inc. Class A	1,925,995	1,670
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,669
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,669
	Sinosoft Co. Ltd. Class A	604,576	1,668
	Keboda Technology Co. Ltd. Class A	231,481	1,668
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,667
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,665
	Chengdu RML Technology Co. Ltd. Class A	232,038	1,663
	Hefei Chipmore Technology Co. Ltd. Class A	1,056,575	1,661
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,660
	Giantec Semiconductor Corp. Class A	161,378	1,659
	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,659
	Zhejiang Jingu Co. Ltd. Class A	908,760	1,658
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	636,900	1,655
	CMST Development Co. Ltd. Class A	2,022,131	1,653
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,651
*	JoulWatt Technology Co. Ltd. Class A	399,651	1,650
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,648
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,648
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,648
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,646
	Xiamen Kingdomway Group Co. Class A	599,100	1,644
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,644
	Hanwei Electronics Group Corp. Class A	274,002	1,640
	Servyou Software Group Co. Ltd. Class A	230,800	1,639
	Lingyun Industrial Corp. Ltd. Class A	1,012,140	1,638
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,637
*	Vanchip Tianjin Technology Co. Ltd. Class A	362,688	1,637
*	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,637
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	1,632
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,628
	Guomai Technologies Inc. Class A	968,065	1,628
	China Kings Resources Group Co. Ltd. Class A	744,567	1,627
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,625
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,622
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,618
	Xiamen Intretech Inc. Class A	646,390	1,618
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,618
*	Alpha Group Class A	1,208,601	1,618
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,616
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,616
[3]	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,614
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,612
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,612
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,611

		Shares	Market Value ($000)
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,610
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,610
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	307,909	1,609
*	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,607
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,607
*	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	1,607
	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	1,607
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,605
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	511,724	1,604
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,604
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	358,400	1,602
	JSTI Group Class A	1,199,857	1,599
	Guangdong Dowstone Technology Co. Ltd. Class A	675,400	1,598
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,597
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,595
	Jiangsu Etern Co. Ltd. Class A	1,269,370	1,595
	Henan Lingrui Pharmaceutical Co. Class A	504,300	1,593
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	985,800	1,588
	China International Marine Containers Group Co. Ltd. Class A	1,390,560	1,586
	Dongguan Yiheda Automation Co. Ltd. Class A	491,082	1,586
	Tibet Mineral Development Co. Ltd. Class A	522,300	1,579
	Sinocare Inc. Class A	543,300	1,579
*	Zhuhai Zhumian Group Co. Ltd.	1,966,420	1,578
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,577
	Shenzhen Airport Co. Ltd. Class A	1,607,662	1,575
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,569
*	PCI Technology Group Co. Ltd. Class A	1,972,258	1,567
*	Agile Group Holdings Ltd.	25,935,226	1,566
	Chow Tai Seng Jewellery Co. Ltd. Class A	868,825	1,563
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,563
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,562
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,561
	Skyworth Digital Co. Ltd. Class A	985,400	1,560
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,559
	Guangzhou Wondfo Biotech Co. Ltd. Class A	469,718	1,558
	Xinhuanet Co. Ltd. Class A	588,640	1,558
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,555
	Ningbo Yunsheng Co. Ltd. Class A	941,571	1,552
	Shanghai Beite Technology Co. Ltd. Class A	285,600	1,549
	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,547
	Tianjin Port Co. Ltd. Class A	2,408,471	1,545
	Zhewen Interactive Group Co. Ltd. Class A	1,298,000	1,543
	Harbin Hatou Investment Co. Ltd. Class A	1,675,400	1,543
	Hoymiles Power Electronics Inc. Class A	108,567	1,539
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,539
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,537
	China Merchants Port Group Co. Ltd. Class A	549,600	1,535
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,535
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,533
*	Suzhou Everbright Photonics Co. Ltd. Class A	159,940	1,532
	Youzu Interactive Co. Ltd. Class A	745,416	1,529
	Hexing Electrical Co. Ltd. Class A	411,689	1,529
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,086,522	1,527
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,524
	Edifier Technology Co. Ltd. Class A	835,300	1,522
	Bank of Chongqing Co. Ltd. Class A	1,083,317	1,522
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,522
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,521
	Chongqing Department Store Co. Ltd. Class A	374,760	1,520
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,517
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,516
	Linktel Technologies Co. Ltd. Class A	108,980	1,515
	Wuxi Autowell Technology Co. Ltd. Class A	330,887	1,513
	Shengda Resources Co. Ltd. Class A	713,800	1,511
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,510
*	Bringspring Science & Technology Co. Ltd. Class A	586,000	1,509
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,509
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,506
	Shinva Medical Instrument Co. Ltd. Class A	652,622	1,505
*	Digital China Information Service Group Co. Ltd. Class A	844,543	1,505

		Shares	Market Value ($000)
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,500
	Deppon Logistics Co. Ltd. Class A	694,000	1,499
	CITIC Metal Co. Ltd. Class A	1,386,300	1,498
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,498
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,497
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,494
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	222,640	1,492
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,829,397	1,491
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,576,900	1,490
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	189,129	1,485
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,479
	Guangdong Mingyang Electric Co. Ltd. Class A	267,300	1,476
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,144,900	1,475
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,475
*	Hongyuan Green Energy Co. Ltd. Class A	548,698	1,474
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,252,200	1,474
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,474
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	199,986	1,473
*	China Tianying Inc. Class A	2,471,620	1,472
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,469
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,469
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	1,469
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	313,323	1,466
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,465
	Huatu Cendes Co. Ltd. Class A	158,580	1,459
	Southern Publishing & Media Co. Ltd. Class A	736,800	1,459
*	Guangdong Golden Dragon Development Inc. Class A	731,400	1,457
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	1,456
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,456
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,456
*	EFORT Intelligent Robot Co. Ltd.	448,241	1,454
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,453
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,453
	Xinyu Iron & Steel Co. Ltd. Class A	2,407,100	1,451
*	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,451
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,951,950	1,447
	Sumec Corp. Ltd. Class A	993,000	1,447
	Suntak Technology Co. Ltd. Class A	785,400	1,445
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,444
	Shandong Publishing & Media Co. Ltd. Class A	1,153,200	1,443
	Sansure Biotech Inc. Class A	472,076	1,442
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,024,300	1,442
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,440
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,439
*	North Electro-Optic Co. Ltd. Class A	494,561	1,438
	Norinco International Cooperation Ltd. Class A	939,308	1,435
	Shanghai Environment Group Co. Ltd. Class A	1,281,808	1,433
	Guizhou Chanhen Chemical Corp. Class A	419,200	1,432
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,440,544	1,432
	Central China Land Media Co. Ltd. Class A	803,100	1,432
	Guangdong Electric Power Development Co. Ltd. Class B	5,941,248	1,429
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,427
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,424
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,422
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,422
	Semitronix Corp. Class A	162,800	1,420
	Changzhou Fusion New Material Co. Ltd. Class A	212,602	1,420
*	Forehope Electronic Ningbo Co. Ltd. Class A	340,970	1,420
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	1,420
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,419
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,418
	Shenzhen Bluetrum Technology Co. Ltd. Class A	102,319	1,418
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	1,418
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,414
	Levima Advanced Materials Corp. Class A	639,500	1,411
	Nanjing Gaoke Co. Ltd. Class A	1,342,279	1,411
	Shanghai Huayi Group Co. Ltd. Class A	1,222,776	1,410
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,410
	Sichuan Expressway Co. Ltd. Class A	1,813,610	1,410
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,409

		Shares	Market Value ($000)
	Valiant Co. Ltd. Class A	802,650	1,409
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,408
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,408
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,408
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	225,300	1,403
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,403
	KPC Pharmaceuticals Inc. Class A	686,896	1,396
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,392
	Bluestar Adisseo Co. Class A	1,009,941	1,390
*	Beijing eGOVA Co. Ltd. Class A	571,612	1,386
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	825,000	1,380
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,378
	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,956,000	1,376
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,376
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,375
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,373
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,518,429	1,371
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,369
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,369
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,369
*	BOE HC SemiTek Corp.	1,326,450	1,368
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,367
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,364
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	108,181	1,364
*	Wonders Information Co. Ltd. Class A	1,233,500	1,362
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,362
	Chengzhi Co. Ltd. Class A	1,263,328	1,361
*	Sinochem International Corp. Class A	2,410,916	1,359
	PhiChem Corp. Class A	498,100	1,357
[3]	China Harzone Industry Corp. Ltd. Class A	786,065	1,357
*	Sinodata Co. Ltd. Class A	329,635	1,355
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,354
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,353
*	C*Core Technology Co. Ltd. Class A	351,184	1,352
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,351
	Sinomach Automobile Co. Ltd. Class A	1,528,100	1,350
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,349
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,349
	MLS Co. Ltd. Class A	1,149,600	1,348
	Zhejiang Semir Garment Co. Ltd. Class A	1,823,720	1,346
	Renhe Pharmacy Co. Ltd. Class A	1,646,848	1,345
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,342
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,341
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,341
	Camel Group Co. Ltd. Class A	1,063,051	1,341
	Sanquan Food Co. Ltd. Class A	873,620	1,340
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	1,337
	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	1,336
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,334
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,333
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,330
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,701,264	1,330
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,328
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,328
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	1,327
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	1,324
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,323
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,323
	BBMG Corp. Class A	5,955,693	1,323
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,322
*	Nuode New Materials Co. Ltd. Class A	1,516,200	1,317
	Shanghai Highly Group Co. Ltd. Class A	609,600	1,317
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,317
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,315
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,526,620	1,314
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,312
*	Risen Energy Co. Ltd. Class A	931,800	1,310
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,309
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	949,832	1,307
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,059,000	1,306

		Shares	Market Value ($000)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,306
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	1,306
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	516,700	1,305
*	Shenzhen Baoming Technology Co. Ltd. Class A	154,200	1,303
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,303
	Xizang Zhufeng Resources Co. Ltd. Class A	798,757	1,303
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	1,302
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,301
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,300
	Guangdong Construction Engineering Group Co. Ltd. Class A	2,543,800	1,295
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,294
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,294
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,293
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,292
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,291
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,288
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,287
	Fujian Boss Software Development Co. Ltd. Class A	609,033	1,287
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,287
*	C&S Paper Co. Ltd. Class A	1,224,890	1,286
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,285
	Jiaze Renewables Co. Ltd.	2,495,200	1,284
	Beyondsoft Corp. Class A	638,200	1,283
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,281
	Sineng Electric Co. Ltd. Class A	405,227	1,281
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,278
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	1,277
	Fujian Apex Software Co. Ltd. Class A	220,440	1,276
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,276
*	Daan Gene Co. Ltd. Class A	1,317,523	1,272
*	TPV Technology Co. Ltd. Class A	3,847,200	1,271
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,269
*	Bio-Thera Solutions Ltd. Class A	298,835	1,269
	Shenzhen Noposin Crop Science Co. Ltd. Class A	807,400	1,267
	Shandong Lukang Pharma Class A	867,190	1,264
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,261
	Shanghai Fortune Techgroup Co. Ltd. Class A	451,600	1,260
	Chengdu Guoguang Electric Co. Ltd. Class A	105,700	1,259
	City Development Environment Co. Ltd. Class A	654,680	1,258
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,258
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,254
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,254
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	1,254
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,253
	Lier Chemical Co. Ltd. Class A	706,221	1,253
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,253
	IReader Technology Co. Ltd. Class A	434,794	1,252
	Jingjin Equipment Inc. Class A	575,626	1,248
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,248
	Guobang Pharma Ltd. Class A	386,400	1,247
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,247
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,246
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	229,453	1,246
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,246
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,001,780	1,246
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,245
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,243
	Huangshan Novel Co. Ltd. Class A	769,699	1,242
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,239
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,239
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,238
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,238
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	345,260	1,237
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,237
	Weifu High-Technology Group Co. Ltd. Class A	462,300	1,237
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,236
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,235
	China Science Publishing & Media Ltd. Class A	449,100	1,232
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	1,230
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,229

		Shares	Market Value ($000)
	Shenzhen YHLO Biotech Co. Ltd. Class A	562,515	1,229
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	1,228
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,228
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,226
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,226
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,224
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	1,224
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,224
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,224
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,223
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,221
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,217
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,216
	Yangling Metron New Material Inc. Class A	610,820	1,215
	Shanying International Holding Co. Ltd. Class A	4,633,725	1,215
	Sichuan Injet Electric Co. Ltd. Class A	179,400	1,210
	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,210
	Topsec Technologies Group Inc. Class A	1,084,532	1,209
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,209
*	Shanghai STEP Electric Corp. Class A	521,200	1,208
	Sunyard Technology Co. Ltd. Class A	483,327	1,207
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	1,207
*	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,207
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,205
	Jangho Group Co. Ltd. Class A	1,104,707	1,204
	Windey Energy Technology Group Co. Ltd. Class A	684,528	1,203
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,200
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,199
*	Hongbo Co. Ltd. Class A	456,950	1,198
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	1,198
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,197
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,197
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,196
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	717,700	1,195
	Chengdu Kanghua Biological Products Co. Ltd. Class A	110,970	1,193
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,193
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,193
*	B-Soft Co. Ltd. Class A	1,485,966	1,192
	Sino Wealth Electronic Ltd. Class A	336,367	1,192
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,191
	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,190
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,189
	China National Accord Medicines Corp. Ltd. Class A	336,051	1,188
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,186
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,093,000	1,185
	Hainan Mining Co. Ltd. Class A	1,076,300	1,184
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,183
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	287,613	1,183
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,183
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,181
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,180
*	Geo-Jade Petroleum Corp. Class A	3,552,000	1,179
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,179
*	Sunstone Development Co. Ltd. Class A	373,000	1,177
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,175
*	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	1,174
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,174
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,173
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,172
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	919,300	1,172
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,171
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,169
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,169
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,169
	Befar Group Co. Ltd. Class A	1,918,734	1,169
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,168
	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,166
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,164
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,164
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	1,163

		Shares	Market Value ($000)
*	Archermind Technology Nanjing Co. Ltd. Class A	195,091	1,161
	China Sports Industry Group Co. Ltd. Class A	908,800	1,161
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,160
	ZWSOFT Co. Ltd. Guangzhou Class A	133,909	1,160
	Shenma Industry Co. Ltd. Class A	939,904	1,157
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,157
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,156
*,2	CMGE Technology Group Ltd.	17,794,000	1,154
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	192,090	1,153
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,152
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,152
*	Hainan Haide Capital Management Co. Ltd. Class A	1,271,963	1,151
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,150
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,148
*	Sun Create Electronics Co. Ltd. Class A	304,876	1,147
	Suzhou Secote Precision Electronic Co. Ltd. Class A	238,370	1,147
	Youngy Co. Ltd. Class A	239,500	1,146
	Qingdao East Steel Tower Stock Co. Ltd. Class A	842,400	1,146
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,146
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,142
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,142
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,140
*	China Reform Health Management & Services Group Co. Ltd. Class A	771,892	1,139
*	Xinzhi Group Co. Ltd. Class A	382,400	1,139
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,138
*	Client Service International Inc. Class A	432,967	1,136
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,136
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,135
	NYOCOR Co. Ltd. Class A	1,483,800	1,135
	Sino Biological Inc. Class A	110,770	1,130
	FESCO Group Co. Ltd. Class A	387,548	1,130
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	1,130
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,130
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,127
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,126
	263 Network Communications Co. Ltd. Class A	1,350,860	1,125
	Three Squirrels Inc. Class A	311,840	1,123
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,120
	Whirlpool China Co. Ltd. Class A	738,250	1,120
	Arctech Solar Holding Co. Ltd. Class A	163,228	1,120
	Foran Energy Group Co. Ltd. Class A	786,212	1,118
	CECEP Environmental Protection Co. Ltd. Class A	1,309,500	1,117
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,115
*	Fujian Snowman Group Co. Ltd. Class A	724,468	1,114
	Pylon Technologies Co. Ltd. Class A	187,357	1,113
	Mehow Innovative Ltd. Class A	433,860	1,113
	Focused Photonics Hangzhou Inc. Class A	419,596	1,112
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,092,400	1,111
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,109
*	UTour Group Co. Ltd. Class A	1,051,725	1,109
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,109
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,109
*	Beijing Relpow Technology Co. Ltd. Class A	463,747	1,107
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,104
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,563,057	1,104
	Huafu Fashion Co. Ltd. Class A	1,703,810	1,102
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,102
	Goldenmax International Group Ltd. Class A	661,900	1,101
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,098
	Triangle Tyre Co. Ltd. Class A	571,800	1,098
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	1,097
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	958,000	1,097
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,097
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,096
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,024,988	1,096
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,095
*	GoodWe Technologies Co. Ltd. Class A	189,178	1,095
	Sichuan Teway Food Group Co. Ltd. Class A	697,050	1,093
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	1,091
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	1,091

		Shares	Market Value ($000)
	Hainan Expressway Co. Ltd. Class A	1,170,600	1,088
*	CITIC Guoan Information Industry Co. Ltd. Class A	2,944,600	1,087
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	1,086
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,085
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,082
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,081
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	1,080
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	1,076
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	1,076
	PNC Process Systems Co. Ltd. Class A	311,280	1,075
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	1,075
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	1,074
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,072
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,072
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,070
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	1,069
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	1,067
	Wuhan East Lake High Technology Group Co. Ltd. Class A	833,000	1,067
	Toread Holdings Group Co. Ltd. Class A	884,800	1,066
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	1,066
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	388,542	1,066
	Guizhou Gas Group Corp. Ltd. Class A	1,118,272	1,064
	Rizhao Port Co. Ltd. Class A	2,389,100	1,062
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,062
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,062
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	1,062
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	1,062
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,059
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,058
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,058
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,057
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,057
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	1,057
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,333,150	1,057
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,055
	Lancy Co. Ltd. Class A	430,900	1,053
	TDG Holdings Co. Ltd. Class A	940,100	1,050
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	1,047
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,047
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	1,047
	Chongqing Chuanyi Automation Co. Ltd. Class A	374,263	1,046
	Fujian Expressway Development Co. Ltd. Class A	2,161,000	1,044
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,044
	Jinhui Liquor Co. Ltd. Class A	414,400	1,044
	Bros Eastern Co. Ltd. Class A	1,423,289	1,043
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,042
	Guizhou Tyre Co. Ltd. Class A	1,654,571	1,039
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,039
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	1,039
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	1,035
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	1,034
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	846,120	1,033
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,031
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,030
	Mesnac Co. Ltd. Class A	860,489	1,030
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,030
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	402,400	1,030
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,027
*	Guoguang Electric Co. Ltd. Class A	480,600	1,026
*	Shanghai Medicilon Inc. Class A	116,916	1,026
	Solareast Holdings Co. Ltd. Class A	775,159	1,025
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,021
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,021
	Changzheng Engineering Technology Co. Ltd. Class A	430,580	1,021
*	Bright Real Estate Group Co. Ltd. Class A	2,068,005	1,020
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,019
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,019
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,018
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	1,018
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,294,560	1,018

		Shares	Market Value ($000)
*	Feitian Technologies Co. Ltd. Class A	392,500	1,017
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	1,017
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	1,016
	Joyoung Co. Ltd. Class A	727,292	1,015
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,014
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	864,200	1,014
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	1,014
*	Kingsignal Technology Co. Ltd. Class A	620,360	1,012
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,012
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,012
	Wellhope Foods Co. Ltd. Class A	854,101	1,012
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,011
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	1,010
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	1,010
	Qingdao Gaoce Technology Co. Ltd. Class A	694,939	1,008
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,007
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	1,006
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	1,004
	Guangdong South New Media Co. Ltd. Class A	176,292	1,004
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,000
	Double Medical Technology Inc. Class A	162,000	995
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	995
*	Golden Solar New Energy Technology Holdings Ltd.	5,463,761	993
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	992
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	992
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	992
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	991
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	990
	Cangzhou Dahua Co. Ltd. Class A	493,600	988
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	434,500	988
	Newcapec Electronics Co. Ltd. Class A	488,335	987
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	987
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	986
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	980
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	980
	Jinhong Gas Co. Ltd. Class A	400,509	979
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	135,168	978
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	977
	Chongqing Water Group Co. Ltd. Class A	1,484,150	975
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	973
	Wushang Group Co. Ltd. Class A	745,977	971
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	970
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	970
	FIYTA Precision Technology Co. Ltd. Class A	420,085	969
	Luoniushan Co. Ltd. Class A	1,097,907	963
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	961
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	959
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	921,600	958
	Jinko Power Technology Co. Ltd. Class A	2,169,800	958
	Tongyu Communication Inc. Class A	433,587	958
	Yotrio Group Co. Ltd. Class A	1,839,350	958
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	957
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	957
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	956
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	955
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	954
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	954
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	952
	EIT Environmental Development Group Co. Ltd. Class A	345,501	951
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	950
	Guotai Epoint Software Co. Ltd. Class A	233,530	948
	Greattown Holdings Ltd. Class A	2,188,021	945
*	Guangzhou Port Co. Ltd. Class A	2,060,800	944
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	942
	Emei Shan Tourism Co. Ltd. Class A	478,100	941
	Dazhong Transportation Group Co. Ltd. Class B	4,483,348	940
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	940
	Edan Instruments Inc. Class A	517,400	939
	Guangdong Goworld Co. Ltd. Class A	521,444	938
	Chongqing Port Co. Ltd. Class A	1,210,600	938

		Shares	Market Value ($000)
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	938
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	935
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	933
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	601,131	932
*	Hubei Century Network Technology Co. Ltd. Class A	465,300	931
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	931
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	931
*	Jiangling Motors Corp. Ltd. Class B	635,970	930
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	929
	AUCMA Co. Ltd. Class A	971,301	927
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	926
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	926
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	925
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	923
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	922
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	920
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	919
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	919
	Hangzhou Onechance Tech Corp. Class A	262,325	919
	Zhejiang Runtu Co. Ltd. Class A	868,351	918
	Streamax Technology Co. Ltd. Class A	145,100	916
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	915
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	913
	Jade Bird Fire Co. Ltd. Class A	631,164	913
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	913
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	912
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	912
	Tungkong Inc. Class A	556,076	909
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	908
	Juewei Food Co. Ltd. Class A	430,520	908
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,662,100	907
	Zhende Medical Co. Ltd. Class A	295,000	906
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	906
*	ADAMA Ltd. Class A	915,100	905
	Shenzhen Hello Tech Energy Co. Ltd. Class A	120,643	903
*	Huayi Brothers Media Corp. Class A	2,343,802	903
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	902
	Suning Universal Co. Ltd. Class A	2,979,759	902
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	902
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	900
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	899
	Dazhong Transportation Group Co. Ltd. Class A	1,039,000	898
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	897
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	896
*	Konka Group Co. Ltd. Class A	1,329,700	896
	HBIS Resources Co. Ltd. Class A	465,800	895
	Jiajiayue Group Co. Ltd. Class A	603,492	894
	Appotronics Corp. Ltd. Class A	421,869	893
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	892
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	891
*	Jiangling Motors Corp. Ltd. Class A	303,198	890
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	889
	ABA Chemicals Corp. Class A	726,200	887
	Hongbaoli Group Corp. Ltd. Class A	714,859	885
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	885
*	Anyang Iron & Steel Inc. Class A	2,716,980	883
*	Sino GeoPhysical Co. Ltd. Class A	319,165	882
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	882
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	879
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	879
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	879
	Dashang Co. Ltd. Class A	323,433	878
	Time Publishing & Media Co. Ltd. Class A	662,480	877
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	877
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	877
	Qinhuangdao Port Co. Ltd. Class A	1,948,800	876
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,439,243	874
*	DBAPP Security Ltd. Class A	105,429	874
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	873
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	872

		Shares	Market Value ($000)
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	869
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	868
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	867
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	860
	Changhong Meiling Co. Ltd. Class A	852,328	859
	Unilumin Group Co. Ltd. Class A	872,038	859
	Fujian Septwolves Industry Co. Ltd. Class A	916,109	857
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	856
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	854
	Bear Electric Appliance Co. Ltd. Class A	127,600	852
	JS Corrugating Machinery Co. Ltd. Class A	532,900	852
	Jinneng Science&Technology Co. Ltd. Class A	858,655	852
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	851
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	850
	CITIC Press Corp. Class A	192,900	850
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	850
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	850
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	848
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	844
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	842
*	Hunan New Wellful Co. Ltd. Class A	974,000	841
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	840
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	839
*	Guangdong DFP New Material Group Co. Ltd.	1,459,100	839
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	836
	Shanghai Xinhua Media Co. Ltd. Class A	835,400	835
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	835
*	Hanwang Technology Co. Ltd. Class A	231,900	834
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	834
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	841,778	832
*	INKON Life Technology Co. Ltd. Class A	587,200	828
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	827
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,390,719	827
	China West Construction Group Co. Ltd. Class A	923,156	825
	Shanghai Baolong Automotive Corp. Class A	153,800	825
	Qiming Information Technology Co. Ltd. Class A	334,674	824
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,000,621	823
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	822
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	821
*	Global Infotech Co. Ltd. Class A	388,600	820
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	819
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	819
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	814
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	814
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	813
	FSPG Hi-Tech Co. Ltd. Class A	885,500	813
*	Wolong New Energy Group Co. Ltd. Class A	943,001	811
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	810
	Rainbow Digital Commercial Co. Ltd. Class A	1,030,799	810
[2]	Helens International Holdings Co. Ltd.	4,988,500	809
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	809
*	China Union Holdings Ltd. Class A	1,594,400	806
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	806
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	805
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	805
*	Phenix Optical Co. Ltd. Class A	275,600	804
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	803
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	802
*	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	802
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	800
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	799
	Shenzhen Click Technology Co. Ltd. Class A	420,000	797
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	796
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	795
	Nanjing Cosmos Chemical Co. Ltd. Class A	383,600	793
*	Chengdu XGimi Technology Co. Ltd.	50,158	792
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	792
	Zhuhai Port Co. Ltd. Class A	1,050,000	790
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	790
	BMC Medical Co. Ltd. Class A	65,611	789

		Shares	Market Value ($000)
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	788
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	787
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	787
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	787
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	784
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	781
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	780
	Guangxi Energy Co. Ltd. Class A	1,383,240	780
	Orient International Enterprise Ltd. Class A	757,400	779
	5I5J Holding Group Co. Ltd. Class A	1,884,803	779
	Xilinmen Furniture Co. Ltd. Class A	357,900	779
	Fulongma Group Co. Ltd. Class A	355,320	778
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	777
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	777
	Haining China Leather Market Co. Ltd. Class A	1,252,410	777
	Canny Elevator Co. Ltd. Class A	764,373	777
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	776
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	776
	Shenzhen Tellus Holding Co. Ltd. Class A	329,607	776
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	775
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	2,642,075	774
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	773
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,970,144	772
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	769
	Hualan Biological Vaccine Inc. Class A	291,400	768
	Opple Lighting Co. Ltd. Class A	298,600	767
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	767
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	766
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	766
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	766
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	765
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	764
	KingClean Electric Co. Ltd. Class A	238,900	763
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	763
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	762
*	Jishi Media Co. Ltd. Class A	2,830,000	761
*	Hymson Laser Technology Group Co. Ltd. Class A	176,985	761
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	761
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	760
	Luyang Energy-Saving Materials Co. Ltd.	509,771	760
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	759
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	757
	Henan Liliang Diamond Co. Ltd. Class A	184,720	757
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	754
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	754
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	753
*	VanJee Technology Co. Ltd. Class A	201,160	752
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	750
	Jinlei Technology Co. Ltd. Class A	253,900	750
	Vatti Corp. Ltd. Class A	842,448	749
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	748
*	Yijiahe Technology Co. Ltd. Class A	167,000	748
*	Beijing Thunisoft Corp. Ltd. Class A	630,420	747
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	746
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	745
	Hefei Department Store Group Co. Ltd. Class A	932,417	744
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	744
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	744
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	742
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	742
	Three's Co. Media Group Co. Ltd. Class A	162,808	741
	Hunan Aihua Group Co. Ltd. Class A	335,506	741
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	740
	Gansu Shangfeng Cement Co. Ltd. Class A	609,080	739
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	739
	Yuneng Technology Co. Ltd. Class A	120,197	737
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	736
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	735
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	735
*	Beijing Forever Technology Co. Ltd. Class A	788,894	735

		Shares	Market Value ($000)
*	Eastone Century Technology Co. Ltd. Class A	843,315	733
*	Macmic Science & Technology Co. Ltd. Class A	199,224	733
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	733
	MYS Group Co. Ltd. Class A	1,417,892	729
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	728
*	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	728
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	727
	Beijing SDL Technology Co. Ltd. Class A	660,800	724
	China Television Media Ltd. Class A	310,000	723
	Chongqing Yukaifa Co. Ltd. Class A	930,100	723
	Ligao Foods Co. Ltd. Class A	115,920	723
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	721
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	720
	Shandong Xiantan Co. Ltd. Class A	847,492	719
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	717
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	715
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	715
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	714
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	713
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	712
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	711
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	711
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	709
*	Shunfa Hengneng Corp. Class A	1,684,921	709
	Anhui Korrun Co. Ltd. Class A	251,860	708
	Fujian Dongbai Group Co. Ltd. Class A	876,300	706
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	705
	Create Technology & Science Co. Ltd. Class A	462,907	705
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	705
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	704
	Duolun Technology Corp. Ltd. Class A	587,777	703
	Bestsun Energy Co. Ltd. Class A	1,400,600	702
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	700
	Huludao Zinc Industry Co. Class A	1,526,300	698
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	697
*	Jiangsu General Science Technology Co. Ltd. Class A	1,075,440	694
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	914,000	691
	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	691
*	Sinopec Oilfield Equipment Corp. Class A	719,342	689
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	688
*	World Union Group Inc. Class A	2,085,355	688
*	Inspur Software Co. Ltd. Class A	329,798	687
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	687
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	687
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	686
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	686
	Xiangyu Medical Co. Ltd. Class A	107,228	686
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	684
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	683
	Rastar Group Class A	1,078,500	683
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	681
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	680
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	679
*	Anhui Huamao Textile Co. Class A	1,074,064	677
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	677
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	676
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	676
	Gem-Year Industrial Co. Ltd. Class A	942,111	676
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	675
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	675
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	674
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	673
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	672
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	672
	Hongli Zhihui Group Co. Ltd. Class A	716,500	672
	Ningbo Cixing Co. Ltd. Class A	598,800	671
	Daheng New Epoch Technology Inc. Class A	376,900	670
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	670
	Center International Group Co. Ltd. Class A	467,600	669
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	667

		Shares	Market Value ($000)
*	Citychamp Dartong Advanced Materials Co. Ltd.	1,594,333	667
	Toly Bread Co. Ltd. Class A	873,339	666
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	666
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	664
*	Beijing North Star Co. Ltd. Class A	2,701,615	664
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	662
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	662
	Wencan Group Co. Ltd. Class A	229,786	661
*	Berry Genomics Co. Ltd. Class A	322,603	658
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	656
	Zhejiang NetSun Co. Ltd. Class A	229,600	656
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	656
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	655
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	655
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	654
	Goldcard Smart Group Co. Ltd. Class A	389,110	654
	Maccura Biotechnology Co. Ltd. Class A	366,530	652
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	652
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	651
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	650
*	Shenzhen Properties & Resources Development Group Ltd. Class A	552,952	650
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	649
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	647
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	646
*	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	645
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	644
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	641
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	639
	Shandong Sunway Chemical Group Co. Ltd. Class A	551,832	639
*	Cybrid Technologies Inc. Class A	410,600	639
	Vontron Technology Co. Ltd. Class A	423,300	638
	Jenkem Technology Co. Ltd. Class A	47,933	638
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	636
	ZhongYeDa Electric Co. Ltd. Class A	501,400	634
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	633
*	KBC Corp. Ltd. Class A	172,153	632
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	630
*	Blue Sail Medical Co. Ltd. Class A	712,564	630
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	629
	Shanghai Tianchen Co. Ltd. Class A	728,338	628
*	Truking Technology Ltd. Class A	527,800	628
*	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	627
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	627
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	625
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	625
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	624
	ZYNP Corp. Class A	522,900	622
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	622
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	621
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	618
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	618
*	CanSino Biologics Inc. Class A	55,518	618
*	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	617
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	615
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	615
	Joeone Co. Ltd. Class A	502,277	613
	Sunvim Group Co. Ltd. Class A	909,600	612
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	611
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	608
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	608
	Hengdian Entertainment Co. Ltd. Class A	255,322	608
	Dare Power Dekor Home Co. Ltd. Class A	562,739	605
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	605
*	Dongjiang Environmental Co. Ltd. Class A	946,666	605
	Hangzhou Cable Co. Ltd. Class A	652,000	603
*,3	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	603
*	China Wuyi Co. Ltd. Class A	1,611,511	599
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	598
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	597
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	596

		Shares	Market Value ($000)
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	596
*	Top Resource Energy Co. Ltd. Class A	847,100	594
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	591
	Shenzhen Comix Group Co. Ltd. Class A	612,400	591
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	589
*	Bright Eye Hospital Group Co. Ltd. Class A	101,700	587
	Era Co. Ltd. Class A	1,005,259	585
	Shandong Head Group Co. Ltd. Class A	319,700	585
	Beken Corp. Class A	122,587	584
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	584
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	584
	Shandong Shengli Co. Class A	1,228,077	580
*	Fujian Rongji Software Co. Ltd. Class A	609,300	580
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	579
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	578
*	Triumph New Energy Co. Ltd. Class A	385,300	577
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	575
*	Shanghai Bailian Group Co. Ltd. Class B	858,956	574
	Zhuhai Bojay Electronics Co. Ltd. Class A	104,200	573
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	572
	Sichuan Meifeng Chemical IND Class A	591,151	570
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	569
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	568
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	568
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	567
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	566
*	New Huadu Technology Co. Ltd. Class A	595,500	566
*	Liaoning Shenhua Holdings Co. Ltd. Class A	2,155,700	565
*	Lucky Film Co. Ltd. Class A	528,691	565
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	564
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	563
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	562
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	558
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	554
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	554
*	Piesat Information Technology Co. Ltd. Class A	200,019	552
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	550
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	547
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	544
	PKU Healthcare Corp. Ltd. Class A	560,500	538
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	538
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	536
	Guizhou Guihang Automotive Components Co. Ltd. Class A	251,584	536
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	246,300	536
*	Deluxe Family Co. Ltd. Class A	1,499,036	535
*	Marssenger Kitchenware Co. Ltd. Class A	272,397	534
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	533
	CCS Supply Chain Management Co. Ltd. Class A	853,540	532
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	531
	Rianlon Corp. Class A	121,400	531
*	Shenyang Chemical Co. Ltd. Class A	944,000	530
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	530
*	Beijing Sinohytec Co. Ltd. Class A	168,343	530
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	529
	Tengda Construction Group Co. Ltd. Class A	1,637,499	527
	Rongan Property Co. Ltd. Class A	2,008,772	527
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	524
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	519
	Beijing Bashi Media Co. Ltd. Class A	801,670	518
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	516
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	515
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	515
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	514
*	Qingdao Doublestar Co. Ltd. Class A	748,900	513
	Foshan Electrical & Lighting Co. Ltd. Class A	572,900	512
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	512
	Jiangsu Jiuding New Material Co. Ltd.	486,200	511
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	508
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	503
	Shanghai New World Co. Ltd. Class A	479,000	500

		Shares	Market Value ($000)
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	498
	Xiamen Port Development Co. Ltd. Class A	430,316	497
	Beijing Fengjing Automotive Parts Co. Ltd.	1,023,576	496
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	496
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	493
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	493
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	492
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	490
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	489
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	484
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	484
	Haoxiangni Health Food Co. Ltd. Class A	364,800	484
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	484
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	210,500	481
	Qingdao Citymedia Co. Ltd. Class A	496,400	479
*	Xiaomi Corp. ADR	14,139	476
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	472
*	Meituan ADR	15,332	471
*	H&R Century Union Corp. Class A	709,000	468
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	468
	Delixi New Energy Technology Co. Ltd. Class A	189,420	468
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	467
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	465
	Guangdong Shirongzhaoye Co. Ltd. Class A	605,200	464
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	464
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	463
*	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	463
*	Guangdong Delian Group Co. Ltd. Class A	675,035	461
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	459
*	Guizhou Zhenhua E-chem Inc. Class A	240,298	458
*	Surfilter Network Technology Co. Ltd. Class A	617,768	446
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	446
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	446
*	Zhongfu Information Inc. Class A	235,500	436
*	China Quanjude Group Co. Ltd. Class A	278,800	432
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	432
	Bestore Co. Ltd. Class A	243,300	432
	Monalisa Group Co. Ltd. Class A	349,604	431
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	431
*	Jiangsu Transimage Technology Co. Ltd. Class A	172,500	429
	Xiamen International Airport Co. Ltd. Class A	211,460	428
*	Royal Group Co. Ltd. Class A	810,478	427
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	420
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	419
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	414
*	Chimin Health Management Co. Ltd. Class A	428,400	412
	Sanlux Co. Ltd. Class A	648,400	411
*	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	410
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	409
*	Red Star Macalline Group Corp. Ltd. Class A	994,330	407
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	405
	JD.com Inc. ADR	12,744	401
	Gansu Yasheng Industrial Group Co. Ltd. Class A	957,000	397
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,021,196	392
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	377
	China Fangda Group Co. Ltd. Class B	1,811,083	366
	Ningbo David Medical Device Co. Ltd. Class A	182,500	360
*	China South City Holdings Ltd.	25,609,258	358
*	Changchun Gas Co. Ltd. Class A	499,800	342
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	338
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	118,188	331
	Baida Group Co. Ltd. Class A	256,600	325
	Thinkingdom Media Group Ltd. Class A	124,581	324
	NetEase Inc. ADR	2,471	322
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	228,400	320
*	Metro Land Corp. Ltd. Class A	561,500	317
*	Fujian Green Pine Co. Ltd. Class A	355,400	296
	ZTO Express Cayman Inc. ADR	14,840	292
	Shanghai Haixin Group Co. Class A	285,100	286
	Shanghai Titan Scientific Co. Ltd. Class A	73,076	281

		Shares	Market Value ($000)
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	228
	H World Group Ltd. ADR	6,903	216
*	China Aluminum International Engineering Corp. Ltd. Class A	315,400	211
*	China Conch Environment Protection Holdings Ltd.	2,374,362	201
*,3	Orient Group Inc.	3,391,900	170
	CSG Holding Co. Ltd. Class A	249,200	165
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	159
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	146
*,3	Elion Energy Co. Ltd. Class A	2,693,050	142
*	Hainan Ruize New Building Material Co. Ltd. Class A	219,000	120
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	103
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	102
*,3	Chongqing Dima Industry Co. Ltd.	778,307	92
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	91
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	88
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	77
	Black Peony Group Co. Ltd. Class A	96,000	72
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	52
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	44
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	29
	Guangzhou Holike Creative Home Co. Ltd. Class A	14,800	20
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	16
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	10,910	11
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	—
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*	Sundy Land Investment Co. Ltd. Class A	1,281,700	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	601,990	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
			41,178,437
Colombia (0.1%)
	Grupo Cibest SA ADR	1,094,763	47,535
	Interconexion Electrica SA ESP	5,272,304	26,451
	Cementos Argos SA	7,432,261	19,496
	Ecopetrol SA	43,961,433	18,432
[2]	Ecopetrol SA ADR	912,305	7,664
	Grupo Cibest SA	3,941	51
			119,629
Czech Republic (0.2%)
	CEZ A/S	1,907,944	110,545
	Komercni Banka A/S	975,360	46,462
[1]	Moneta Money Bank A/S	3,763,430	26,177
[2]	Colt CZ Group SE	172,056	5,802
			188,986
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	30,863,199	59,792
	Eastern Co. SAE	16,591,765	11,598
	Talaat Moustafa Group	9,803,142	10,758
*	Fawry for Banking & Payment Technology Services SAE	24,258,251	6,418
*	EFG Holding S.A.E.	11,550,082	5,657
	Telecom Egypt Co.	6,556,941	5,535
*	U Consumer Finance	4,641,319	765
			100,523
Greece (0.7%)
	National Bank of Greece SA	10,964,217	152,935
	Eurobank Ergasias Services & Holdings SA	33,084,448	121,432
	Piraeus Financial Holdings SA	14,080,412	108,271

		Shares	Market Value ($000)
	Alpha Bank SA	27,571,564	103,204
	Metlen Energy & Metals SA	1,430,816	78,711
	OPAP SA	2,435,531	54,548
	JUMBO SA	1,431,776	48,293
	Public Power Corp. SA	2,583,260	41,899
	Hellenic Telecommunications Organization SA	2,148,437	38,937
	Optima bank SA	2,614,187	21,526
	Motor Oil Hellas Corinth Refineries SA	748,236	21,435
	Titan SA	514,039	21,191
	GEK Terna SA	784,339	19,359
	Athens International Airport SA	941,060	10,733
	HELLENiQ ENERGY Holdings SA	1,160,164	10,185
	Cenergy Holdings SA	804,298	9,382
*	LAMDA Development SA	1,036,542	7,870
	Aegean Airlines SA	495,340	7,123
	Hellenic Exchanges - Athens Stock Exchange SA	758,766	6,033
	Holding Co. ADMIE IPTO SA	1,577,580	5,941
	Sarantis SA	365,344	5,584
*	Aktor SA Holding Co. Technical & Energy Projects	665,366	4,732
*	Piraeus Port Authority SA	82,046	4,504
*	Intralot SA-Integrated Information Systems & Gaming Services	3,563,542	4,497
	Athens Water Supply & Sewage Co. SA	511,247	4,278
	Viohalco SA	568,387	3,931
	Autohellas Tourist & Trading SA	274,468	3,331
	Quest Holdings SA	370,977	3,095
	Fourlis Holdings SA	595,885	3,021
	Ideal Holdings SA	377,664	2,583
*	Intracom Holdings SA (Registered)	625,933	2,359
	Ellaktor SA	1,174,012	1,776
			932,699
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	56,261,000	40,664
Hungary (0.3%)
	OTP Bank Nyrt.	3,072,093	249,288
	Richter Gedeon Nyrt.	1,873,176	56,173
	MOL Hungarian Oil & Gas plc	5,865,501	50,962
	Magyar Telekom Telecommunications plc	4,093,289	20,325
	Opus Global Nyrt.	4,341,789	7,102
			383,850
Iceland (0.1%)
	Islandsbanki HF	24,986,349	25,448
[1]	Arion Banki HF	17,224,335	24,573
*	Alvotech SA	1,376,017	12,656
	Hagar hf	13,244,702	11,351
	Festi hf	4,013,077	9,721
	Reitir fasteignafelag hf	9,496,071	8,759
	Kvika banki hf	56,937,500	8,255
	Heimar HF	14,551,266	4,479
	Sjova-Almennar Tryggingar hf	11,973,287	4,395
	Eimskipafelag Islands hf	1,277,343	3,790
	Skagi Hf	19,345,383	3,070
*	Olgerdin Egill Skallagrims HF	19,171,911	2,671
*	Icelandair Group HF	271,737,249	2,299
	Siminn HF	20,903,828	2,293
*	Kaldalon hf	5,096,297	1,030
			124,790
India (20.8%)
	HDFC Bank Ltd.	75,108,228	1,723,607
	Reliance Industries Ltd.	90,317,964	1,426,346
	ICICI Bank Ltd.	69,917,493	1,177,362
	Bharti Airtel Ltd. (XNSE)	36,580,611	796,329
	Infosys Ltd.	46,666,455	793,654
	Tata Consultancy Services Ltd.	13,537,531	466,861
	Mahindra & Mahindra Ltd.	12,334,873	449,342
	Bajaj Finance Ltd.	37,197,000	372,244
	Axis Bank Ltd.	30,353,855	368,620
	Larsen & Toubro Ltd.	8,906,614	368,339

		Shares	Market Value ($000)
	Hindustan Unilever Ltd.	11,729,574	336,869
	Kotak Mahindra Bank Ltd.	14,476,018	326,150
	Sun Pharmaceutical Industries Ltd.	14,069,285	273,226
	Maruti Suzuki India Ltd.	1,735,650	248,960
	NTPC Ltd.	62,504,804	237,226
	HCL Technologies Ltd.	13,924,095	232,116
	UltraTech Cement Ltd.	1,581,723	220,230
*	Eternal Ltd.	59,474,880	207,574
	Tata Motors Ltd.	27,222,952	205,769
	Bharat Electronics Ltd.	47,227,503	205,170
	Power Grid Corp. of India Ltd.	59,617,831	197,083
	Tata Steel Ltd.	109,146,520	196,009
	ITC Ltd.	39,564,430	185,545
	Titan Co. Ltd.	4,843,674	184,381
	State Bank of India	19,725,427	178,721
*,1	InterGlobe Aviation Ltd.	2,506,224	168,189
	Asian Paints Ltd.	5,795,041	158,179
*	Jio Financial Services Ltd.	41,179,106	153,990
	Adani Ports & Special Economic Zone Ltd.	9,698,116	151,262
	Hindalco Industries Ltd.	19,171,185	148,416
	Grasim Industries Ltd.	4,697,242	146,758
	Oil & Natural Gas Corp. Ltd.	51,064,386	139,903
	Max Healthcare Institute Ltd.	9,793,475	138,946
	JSW Steel Ltd.	11,506,628	137,260
	Trent Ltd.	2,397,118	136,732
	Tech Mahindra Ltd.	8,215,851	136,301
	Cipla Ltd.	7,350,692	129,815
	Hindustan Aeronautics Ltd.	2,505,335	128,940
	Coal India Ltd.	29,955,697	128,104
	Divi's Laboratories Ltd.	1,677,816	125,642
	Nestle India Ltd.	4,722,638	120,899
[1]	SBI Life Insurance Co. Ltd.	5,685,945	118,953
	Shriram Finance Ltd.	16,438,175	117,732
	Apollo Hospitals Enterprise Ltd.	1,309,469	111,640
	Bajaj Finserv Ltd.	5,038,908	111,499
	Eicher Motors Ltd.	1,775,585	110,482
[1]	HDFC Life Insurance Co. Ltd.	12,558,575	107,906
	Varun Beverages Ltd.	17,755,417	105,526
	Tata Consumer Products Ltd.	8,523,701	104,084
	Vedanta Ltd.	21,353,738	103,125
	Britannia Industries Ltd.	1,546,896	101,778
*	Suzlon Energy Ltd.	143,371,739	100,029
	Tata Power Co. Ltd.	21,969,516	99,237
	TVS Motor Co. Ltd.	3,087,370	98,337
	Bharat Petroleum Corp. Ltd.	26,036,420	97,296
	Adani Enterprises Ltd.	3,433,770	94,809
	Indian Hotels Co. Ltd. Class A	11,164,437	93,905
*,1	Avenue Supermarts Ltd.	1,929,057	93,676
*	Adani Power Ltd.	13,779,789	91,829
	Cholamandalam Investment & Finance Co. Ltd.	5,558,999	91,132
	Power Finance Corp. Ltd.	19,133,531	89,064
	Wipro Ltd.	30,715,997	86,403
	Dr Reddy's Laboratories Ltd.	5,950,601	85,854
*	PB Fintech Ltd.	4,104,088	84,220
	Coforge Ltd.	4,243,859	84,092
[1]	HDFC Asset Management Co. Ltd.	1,301,433	83,640
	Dixon Technologies India Ltd.	434,315	82,982
	Hero MotoCorp Ltd.	1,706,452	82,665
*	Indian Oil Corp. Ltd.	49,502,980	81,781
	Bajaj Auto Ltd.	881,973	80,301
	Persistent Systems Ltd.	1,373,743	80,283
	Godrej Consumer Products Ltd.	5,270,426	75,515
	DLF Ltd.	8,375,787	74,491
	REC Ltd.	16,440,084	73,690
	Info Edge India Ltd.	4,618,442	72,930
	BSE Ltd.	2,630,636	72,429
	Cummins India Ltd.	1,781,492	71,951
*	Indus Towers Ltd.	17,334,023	71,487
	GAIL India Ltd.	35,292,548	71,094
[1]	LTIMindtree Ltd.	1,219,965	70,570

		Shares	Market Value ($000)
	Ambuja Cements Ltd.	10,366,558	69,798
	Lupin Ltd.	3,160,926	69,089
[1]	ICICI Lombard General Insurance Co. Ltd.	3,127,976	68,645
	Pidilite Industries Ltd.	2,066,759	67,582
	SRF Ltd.	1,899,795	65,728
	Samvardhana Motherson International Ltd.	57,920,517	63,750
	CG Power & Industrial Solutions Ltd.	8,326,772	62,521
	Fortis Healthcare Ltd.	6,407,646	62,396
	Hindustan Petroleum Corp. Ltd.	12,624,998	59,942
	UPL Ltd.	7,457,842	59,665
	Torrent Pharmaceuticals Ltd.	1,400,185	59,600
	United Spirits Ltd.	3,854,075	58,843
*	Max Financial Services Ltd.	3,443,992	58,800
	Marico Ltd.	6,900,805	55,756
	Bajaj Holdings & Investment Ltd.	349,665	55,521
	Federal Bank Ltd.	23,772,290	54,686
	Jindal Steel & Power Ltd.	4,976,073	54,554
*	Yes Bank Ltd.	247,995,768	53,333
	Havells India Ltd.	3,101,128	52,966
	Embassy Office Parks REIT	11,678,238	52,654
	Bosch Ltd.	114,399	52,599
	MRF Ltd.	30,937	52,058
	Solar Industries India Ltd.	319,333	51,607
[1]	Lodha Developers Ltd.	3,681,158	51,471
	PI Industries Ltd.	1,056,980	51,155
	GE Vernova T&D India Ltd.	1,641,746	50,876
	Ashok Leyland Ltd.	37,003,190	50,852
	Polycab India Ltd.	653,078	50,613
*	One 97 Communications Ltd.	4,040,589	49,933
	Coromandel International Ltd.	1,606,432	49,122
[1]	Laurus Labs Ltd.	4,941,194	49,063
	Sundaram Finance Ltd.	905,996	48,190
	Shree Cement Ltd.	135,765	47,592
*	Aurobindo Pharma Ltd.	3,627,855	46,905
	Glenmark Pharmaceuticals Ltd.	1,927,700	46,783
	Dabur India Ltd.	7,736,608	46,614
	Mphasis Ltd.	1,468,296	46,359
	Tube Investments of India Ltd.	1,422,566	45,926
*	Hyundai Motor India Ltd.	1,866,864	45,776
	Voltas Ltd.	3,018,912	45,565
	Bharat Heavy Electricals Ltd.	16,588,978	44,879
	Bharat Forge Ltd.	3,367,657	44,823
	Page Industries Ltd.	80,004	44,481
*	Godrej Properties Ltd.	1,864,693	44,461
	Colgate-Palmolive India Ltd.	1,726,478	44,145
*	Mankind Pharma Ltd.	1,470,515	42,903
	APL Apollo Tubes Ltd.	2,357,149	42,896
	ABB India Ltd.	681,674	42,685
*	Vishal Mega Mart Ltd.	26,633,425	42,267
*	Siemens Energy India Ltd.	1,143,044	42,250
	Muthoot Finance Ltd.	1,402,553	41,712
	Phoenix Mills Ltd.	2,444,046	41,246
	JSW Energy Ltd.	6,979,404	40,839
[1]	AU Small Finance Bank Ltd.	4,789,019	40,352
	Siemens Ltd.	1,154,393	39,747
*	Adani Green Energy Ltd.	3,544,154	39,528
	Supreme Industries Ltd.	808,592	39,526
	NHPC Ltd.	40,866,732	38,567
	Hitachi Energy India Ltd.	166,235	37,872
	Prestige Estates Projects Ltd.	2,047,598	37,831
*	FSN E-Commerce Ventures Ltd.	15,638,593	37,309
	JK Cement Ltd.	489,752	37,087
*	GMR Airports Ltd.	36,072,219	36,819
	Torrent Power Ltd.	2,474,493	36,745
	Jubilant Foodworks Ltd.	4,930,369	36,736
	360 ONE WAM Ltd.	3,066,822	36,708
	Bank of Baroda	13,446,377	36,333
	IDFC First Bank Ltd.	46,500,183	36,331
*	WAAREE Energies Ltd.	1,068,810	36,272
	NMDC Ltd.	44,724,644	35,947

		Shares	Market Value ($000)
	SBI Cards & Payment Services Ltd.	3,897,906	35,880
	State Bank of India GDR	391,659	35,852
	Oil India Ltd.	7,140,846	35,720
	Punjab National Bank	29,851,632	35,701
	Zydus Lifesciences Ltd.	3,240,291	35,684
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,978,000	34,910
*	Adani Energy Solutions Ltd.	3,813,293	34,852
	Kalyan Jewellers India Ltd.	5,137,764	34,645
	KEI Industries Ltd.	792,027	34,591
*	Delhivery Ltd.	7,124,785	34,443
[1]	Indian Railway Finance Corp. Ltd.	23,312,236	33,933
*	ITC Hotels Ltd.	12,870,075	33,736
	Blue Star Ltd.	1,695,103	33,423
	Indian Railway Catering & Tourism Corp. Ltd.	3,970,766	32,734
	Balkrishna Industries Ltd.	1,052,246	32,019
	Petronet LNG Ltd.	9,733,385	31,910
	Jindal Stainless Ltd.	3,978,378	31,405
	Tata Elxsi Ltd.	451,265	31,265
	Mazagon Dock Shipbuilders Ltd.	996,328	31,264
	Alkem Laboratories Ltd.	542,179	31,064
	Crompton Greaves Consumer Electricals Ltd.	8,384,487	30,773
	Radico Khaitan Ltd.	983,909	30,635
	Patanjali Foods Ltd.	1,430,868	30,457
	Ipca Laboratories Ltd.	1,796,350	30,081
[1]	Sona Blw Precision Forgings Ltd.	5,826,467	29,681
	Union Bank of India Ltd.	19,842,505	29,468
	Oracle Financial Services Software Ltd.	305,600	29,340
	Rail Vikas Nigam Ltd.	7,426,913	29,285
	Container Corp. of India Ltd.	4,451,676	29,263
	Tata Communications Ltd.	1,469,125	28,823
	Oberoi Realty Ltd.	1,543,020	28,565
	Canara Bank	23,411,092	28,491
	Multi Commodity Exchange of India Ltd.	324,523	28,320
	KPIT Technologies Ltd.	2,014,776	28,053
[2]	Dr Reddy's Laboratories Ltd. ADR	1,970,589	28,022
	Cholamandalam Financial Holdings Ltd.	1,300,797	27,922
	UNO Minda Ltd.	2,322,407	27,509
	Hindustan Zinc Ltd.	5,695,399	27,421
*	Vodafone Idea Ltd.	349,019,896	27,402
*	Aditya Birla Capital Ltd.	9,280,710	27,040
*,1	Krishna Institute of Medical Sciences Ltd.	3,106,740	26,595
	Dalmia Bharat Ltd.	1,044,015	26,519
	LIC Housing Finance Ltd.	3,975,014	26,472
	Steel Authority of India Ltd.	18,668,560	26,362
	Computer Age Management Services Ltd.	622,135	26,360
	Navin Fluorine International Ltd.	455,594	26,188
	Biocon Ltd.	5,783,772	25,713
	Exide Industries Ltd.	5,884,946	25,698
	L&T Finance Ltd.	11,142,727	25,633
	Indian Bank	3,510,853	24,822
	Astral Ltd.	1,555,756	24,814
	Schaeffler India Ltd.	527,051	24,729
*	Kaynes Technology India Ltd.	347,910	24,368
	National Aluminium Co. Ltd.	11,600,477	24,333
	Mahindra & Mahindra Financial Services Ltd.	8,291,753	24,284
[1]	Gland Pharma Ltd.	1,019,725	23,907
*	Swiggy Ltd.	5,152,866	23,628
*	Amber Enterprises India Ltd.	258,639	23,351
*,1	PNB Housing Finance Ltd.	2,066,259	23,164
	Apollo Tyres Ltd.	4,522,638	23,118
	Tata Chemicals Ltd.	2,060,946	23,035
	Lloyds Metals & Energy Ltd.	1,333,167	22,864
*	Central Depository Services India Ltd.	1,337,654	22,486
	Apar Industries Ltd.	221,788	22,445
*	Reliance Power Ltd.	37,450,208	22,391
	Piramal Enterprises Ltd.	1,563,802	22,246
[1]	Cochin Shipyard Ltd.	1,107,494	22,211
	Ramco Cements Ltd.	1,652,752	22,110
	Berger Paints India Ltd.	3,432,207	22,055
	Bharat Dynamics Ltd.	1,200,192	22,047

		Shares	Market Value ($000)
	Redington Ltd.	7,686,516	21,823
	ACC Ltd.	1,053,681	21,432
	Indraprastha Gas Ltd.	9,183,172	21,317
[1]	Aster DM Healthcare Ltd.	3,083,967	21,196
	Adani Total Gas Ltd.	3,072,191	21,047
	JB Chemicals & Pharmaceuticals Ltd.	1,040,091	20,972
	Manappuram Finance Ltd.	7,196,162	20,718
	Bharti Hexacom Ltd.	983,435	20,607
	Narayana Hrudayalaya Ltd.	942,867	20,566
[1]	Nippon Life India Asset Management Ltd.	2,226,341	20,545
	GlaxoSmithKline Pharmaceuticals Ltd.	566,194	20,340
	Motilal Oswal Financial Services Ltd.	1,955,899	20,244
	United Breweries Ltd.	908,018	20,095
[1]	Bandhan Bank Ltd.	10,435,196	19,935
	Gujarat Fluorochemicals Ltd.	485,915	19,852
[1]	Brookfield India Real Estate Trust	5,485,082	19,679
*	Wockhardt Ltd.	1,038,588	19,628
[1]	Syngene International Ltd.	2,394,883	19,445
*	Brigade Enterprises Ltd.	1,690,217	19,324
	Linde India Ltd.	258,309	19,266
	Kalpataru Projects International Ltd.	1,452,283	18,919
*	Deepak Nitrite Ltd.	885,405	18,533
	Thermax Ltd.	408,724	18,323
*,1	RBL Bank Ltd.	6,046,825	18,309
*	AWL Agri Business Ltd.	6,126,001	18,271
	Welspun Corp. Ltd.	1,698,217	18,033
	Emami Ltd.	2,636,539	18,008
*	EID Parry India Ltd.	1,275,365	17,882
[2]	Wipro Ltd. ADR	6,545,438	17,804
	Tata Technologies Ltd.	2,217,088	17,687
[1]	General Insurance Corp. of India	3,939,343	17,525
*	Global Health Ltd.	1,167,268	17,440
	Timken India Ltd.	457,914	17,316
	Angel One Ltd.	584,217	17,261
	SKF India Ltd.	310,137	17,254
	Piramal Pharma Ltd.	7,720,704	17,249
*	Poonawalla Fincorp Ltd.	3,583,329	17,197
[1]	Dr Lal PathLabs Ltd.	480,336	17,191
	Ajanta Pharma Ltd.	548,496	17,163
	Godfrey Phillips India Ltd.	165,331	17,110
*	Five-Star Business Finance Ltd.	2,530,009	17,048
	PG Electroplast Ltd.	1,845,181	16,980
[1]	L&T Technology Services Ltd.	347,086	16,953
	KPR Mill Ltd.	1,297,167	16,796
*	IIFL Finance Ltd.	3,088,865	16,750
	KEC International Ltd.	1,701,964	16,660
	Amara Raja Energy & Mobility Ltd.	1,513,679	16,578
	Neuland Laboratories Ltd.	108,142	16,351
	NBCC India Ltd.	13,196,721	16,167
	AIA Engineering Ltd.	450,381	16,087
	Atul Ltd.	213,251	16,084
	UTI Asset Management Co. Ltd.	1,062,328	16,056
	Zee Entertainment Enterprises Ltd.	11,942,688	16,028
	Nuvama Wealth Management Ltd.	193,307	15,928
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	877,231	15,918
	CESC Ltd.	8,278,880	15,917
	Escorts Kubota Ltd.	416,814	15,916
	CRISIL Ltd.	263,340	15,914
*	Affle 3i Ltd.	712,731	15,846
	Housing & Urban Development Corp. Ltd.	6,552,847	15,782
	Sundram Fasteners Ltd.	1,397,086	15,661
	Firstsource Solutions Ltd.	4,017,784	15,588
	Castrol India Ltd.	6,262,504	15,514
*	Bajaj Housing Finance Ltd.	11,943,436	15,432
	Carborundum Universal Ltd.	1,450,585	15,371
*	Cohance Lifesciences Ltd.	1,352,814	15,357
	Cyient Ltd.	1,114,498	15,258
	Kfin Technologies Ltd.	1,239,703	15,206
	Karur Vysya Bank Ltd.	5,066,406	15,182
*	Star Health & Allied Insurance Co. Ltd.	2,989,245	15,141

		Shares	Market Value ($000)
	Himadri Speciality Chemical Ltd.	2,813,082	15,110
	Bank of India	11,896,554	15,049
*	Inox Wind Ltd.	8,736,425	14,913
*	Indian Renewable Energy Development Agency Ltd.	8,871,379	14,814
	Aditya Birla Real Estate Ltd.	689,475	14,805
*	Jaiprakash Power Ventures Ltd.	61,939,120	14,770
	Kajaria Ceramics Ltd.	1,100,147	14,724
	Elgi Equipments Ltd.	2,239,703	14,481
	Sammaan Capital Ltd.	10,036,477	14,449
	IRB Infrastructure Developers Ltd.	28,217,520	14,415
	Great Eastern Shipping Co. Ltd.	1,350,216	14,406
	Motherson Sumi Wiring India Ltd.	34,070,931	14,370
*	Reliance Infrastructure Ltd.	3,795,816	14,125
	Zensar Technologies Ltd.	1,515,912	13,877
[1]	Premier Energies Ltd.	1,185,590	13,843
	NCC Ltd.	5,562,063	13,748
*	NTPC Green Energy Ltd.	11,658,535	13,746
*	IndusInd Bank Ltd.	1,509,829	13,698
*	Onesource Specialty Pharma Ltd.	609,000	13,661
[1]	Home First Finance Co. India Ltd.	990,908	13,654
[1]	Mindspace Business Parks REIT	2,860,584	13,478
*	ZF Commercial Vehicle Control Systems India Ltd.	89,078	13,371
	Aegis Logistics Ltd.	1,633,862	13,370
*,1	Lemon Tree Hotels Ltd.	7,801,568	13,267
	Tata Investment Corp. Ltd.	170,817	13,226
	Gujarat Gas Ltd.	2,636,690	13,201
	Anand Rathi Wealth Ltd.	436,658	13,145
	Gillette India Ltd.	105,973	13,082
*	Cartrade Tech Ltd.	525,114	13,051
	Gujarat State Petronet Ltd.	3,635,469	13,025
[1]	Endurance Technologies Ltd.	447,869	13,003
	Nava Ltd.	1,795,588	12,848
	Bank of Maharashtra	20,150,050	12,809
	3M India Ltd.	36,390	12,721
	Natco Pharma Ltd.	1,164,853	12,645
*	Aarti Industries Ltd.	2,619,137	12,504
	Honeywell Automation India Ltd.	28,202	12,442
	Acutaas Chemicals Ltd.	813,187	12,254
	NLC India Ltd.	4,445,583	12,203
*	Aavas Financiers Ltd.	620,508	12,171
*	Whirlpool of India Ltd.	802,126	12,144
[1]	Eris Lifesciences Ltd.	592,577	12,116
	Chambal Fertilisers & Chemicals Ltd.	2,073,023	12,114
	Intellect Design Arena Ltd.	1,030,648	11,958
	Jubilant Pharmova Ltd.	873,384	11,860
	Craftsman Automation Ltd.	154,058	11,856
*	Nazara Technologies Ltd.	765,845	11,761
	EIH Ltd.	2,751,707	11,725
	Bayer CropScience Ltd.	162,718	11,701
	LMW Ltd.	67,940	11,689
*	Aditya Birla Lifestyle Brands Ltd.	7,048,344	11,546
	eClerx Services Ltd.	268,469	11,499
	Hindustan Copper Ltd.	4,151,716	11,449
	Sobha Ltd.	629,774	11,441
	Sumitomo Chemical India Ltd.	1,550,437	11,432
	Bata India Ltd.	842,225	11,408
	Kirloskar Oil Engines Ltd.	1,111,958	11,388
	Mahanagar Gas Ltd.	735,667	11,331
[1]	Paradeep Phosphates Ltd.	4,637,885	11,330
*	VA Tech Wabag Ltd.	628,045	11,311
	Usha Martin Ltd.	2,635,908	11,300
	Garden Reach Shipbuilders & Engineers Ltd.	381,421	11,261
	BEML Ltd.	250,869	11,252
	City Union Bank Ltd.	4,585,688	11,160
	Ceat Ltd.	293,693	11,073
[1]	IndiaMart InterMesh Ltd.	372,437	10,957
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	10,912
	JSW Infrastructure Ltd.	3,152,643	10,884
*	Godrej Industries Ltd.	833,607	10,863
*	PVR Inox Ltd.	952,007	10,820

		Shares	Market Value ($000)
	Triveni Turbine Ltd.	1,589,671	10,804
	Aptus Value Housing Finance India Ltd.	2,891,653	10,767
*	Go Digit General Insurance Ltd.	2,543,308	10,703
*	Sapphire Foods India Ltd.	2,932,979	10,554
	Rainbow Children's Medicare Ltd.	607,795	10,552
	Grindwell Norton Ltd.	600,166	10,551
*	Sudarshan Chemical Industries Ltd.	643,230	10,508
	Can Fin Homes Ltd.	1,228,603	10,491
	Techno Electric & Engineering Co. Ltd.	633,514	10,450
	Asahi India Glass Ltd.	1,093,801	10,439
*	PTC Industries Ltd.	60,971	10,404
*	Devyani International Ltd.	5,588,342	10,347
	TVS Holdings Ltd.	78,562	10,307
	LT Foods Ltd.	1,867,240	10,302
	Sonata Software Ltd.	2,308,267	10,290
	Poly Medicure Ltd.	466,091	10,277
	CMS Info Systems Ltd.	1,966,786	10,262
	Balrampur Chini Mills Ltd.	1,517,699	10,119
	Anant Raj Ltd.	1,573,153	10,072
	HBL Engineering Ltd.	1,508,633	10,048
*	Data Patterns India Ltd.	334,320	10,010
	Titagarh Rail System Ltd.	1,025,134	10,004
	Swan Energy Ltd.	1,891,126	10,004
	SJVN Ltd.	9,432,127	9,984
	Bharti Airtel Ltd.	605,276	9,902
	Shyam Metalics & Energy Ltd.	875,389	9,825
*	CreditAccess Grameen Ltd.	686,585	9,728
*	Chalet Hotels Ltd.	925,505	9,584
*	Jyoti CNC Automation Ltd.	825,613	9,556
*	Embassy Developments Ltd.	7,967,555	9,539
	JM Financial Ltd.	5,259,312	9,438
	Granules India Ltd.	1,750,530	9,435
	Zen Technologies Ltd.	566,023	9,378
	HFCL Ltd.	10,892,654	9,347
	Birlasoft Ltd.	2,099,703	9,323
*	Medplus Health Services Ltd.	879,973	9,310
	Finolex Cables Ltd.	919,466	9,241
	V-Guard Industries Ltd.	2,079,228	9,047
	Finolex Industries Ltd.	3,858,464	9,030
	ITD Cementation India Ltd.	1,004,048	8,868
	Aditya Birla Sun Life Asset Management Co. Ltd.	910,082	8,862
	Ratnamani Metals & Tubes Ltd.	289,318	8,737
[1]	Indian Energy Exchange Ltd.	5,680,428	8,725
	CCL Products India Ltd.	899,065	8,723
	Engineers India Ltd.	3,593,141	8,716
	Edelweiss Financial Services Ltd.	7,400,718	8,669
	Jubilant Ingrevia Ltd.	970,302	8,612
	Olectra Greentech Ltd.	534,939	8,554
	JK Lakshmi Cement Ltd.	769,647	8,520
	DCM Shriram Ltd.	521,372	8,479
*	Schneider Electric Infrastructure Ltd.	743,486	8,471
	BASF India Ltd.	148,308	8,427
*	Praj Industries Ltd.	1,590,891	8,418
[1]	IRCON International Ltd.	4,139,314	8,305
	Strides Pharma Science Ltd.	824,494	8,181
*	Concord Biotech Ltd.	407,159	8,179
*	Gokaldas Exports Ltd.	822,561	7,928
	Tilaknagar Industries Ltd.	1,409,048	7,888
	IDBI Bank Ltd.	7,468,652	7,858
	Alembic Pharmaceuticals Ltd.	705,954	7,847
[1]	Sansera Engineering Ltd.	516,366	7,835
	RR Kabel Ltd.	474,182	7,762
	Transformers & Rectifiers India Ltd.	1,339,496	7,755
	Sanofi India Ltd.	116,180	7,711
	Gravita India Ltd.	362,459	7,706
	Voltamp Transformers Ltd.	75,355	7,553
	Vinati Organics Ltd.	360,527	7,500
	Ramkrishna Forgings Ltd.	1,130,104	7,490
*,1	Metropolis Healthcare Ltd.	330,613	7,486
*	Aadhar Housing Finance Ltd.	1,299,933	7,484

		Shares	Market Value ($000)
	Kirloskar Brothers Ltd.	331,435	7,428
	Elecon Engineering Co. Ltd.	1,145,308	7,427
	AstraZeneca Pharma India Ltd.	70,965	7,410
	Jindal Saw Ltd.	3,089,258	7,407
*	Westlife Foodworld Ltd.	881,235	7,304
	Shakti Pumps India Ltd.	721,054	7,290
*,1	SAI Life Sciences Ltd.	793,327	7,287
	Sun TV Network Ltd.	1,133,919	7,257
	TD Power Systems Ltd.	1,252,013	7,251
	Kirloskar Pneumatic Co. Ltd.	484,814	7,250
	Kansai Nerolac Paints Ltd.	2,596,709	7,238
	Vardhman Textiles Ltd.	1,457,309	7,237
*	SignatureGlobal India Ltd.	549,876	7,172
	Marksans Pharma Ltd.	2,778,904	7,160
	CIE Automotive India Ltd.	1,554,425	7,110
	Time Technoplast Ltd.	1,339,492	7,106
	Safari Industries India Ltd.	295,740	7,058
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	7,039
	Vijaya Diagnostic Centre Ltd.	573,801	7,007
*	Bikaji Foods International Ltd.	814,724	6,959
[1]	KPI Green Energy Ltd.	1,194,888	6,949
	Godawari Power & Ispat Ltd.	3,145,740	6,924
	Century Plyboards India Ltd.	825,497	6,873
*	HEG Ltd.	1,052,290	6,862
	Sanofi Consumer Healthcare India Ltd.	122,279	6,845
	Gujarat State Fertilizers & Chemicals Ltd.	2,948,950	6,827
	Arvind Ltd.	1,890,658	6,788
	Vedant Fashions Ltd.	795,008	6,776
*	Nuvoco Vistas Corp. Ltd.	1,370,777	6,715
	PTC India Ltd.	3,076,754	6,707
	Newgen Software Technologies Ltd.	691,756	6,666
	Happiest Minds Technologies Ltd.	963,943	6,648
	KSB Ltd.	688,935	6,583
*	SBFC Finance Ltd.	5,513,963	6,570
[1]	New India Assurance Co. Ltd.	2,895,985	6,564
	Akzo Nobel India Ltd.	152,844	6,556
	GHCL Ltd.	963,962	6,535
	Metro Brands Ltd.	460,398	6,519
	Astra Microwave Products Ltd.	593,766	6,474
[1]	Tejas Networks Ltd.	976,772	6,466
*	Shilpa Medicare Ltd.	642,169	6,465
	Action Construction Equipment Ltd.	499,998	6,447
	BLS International Services Ltd.	1,490,471	6,415
	Jupiter Life Line Hospitals Ltd.	392,237	6,394
	Afcons Infrastructure Ltd.	1,406,423	6,361
	Care Ratings Ltd.	329,200	6,358
	Prudent Corporate Advisory Services Ltd.	189,554	6,316
	Gujarat Pipavav Port Ltd.	3,510,920	6,307
	PCBL Chemical Ltd.	1,409,808	6,294
	Procter & Gamble Health Ltd.	93,446	6,285
	Mrs Bectors Food Specialities Ltd.	364,619	6,277
	Jupiter Wagons Ltd.	1,619,880	6,258
	Vesuvius India Ltd.	1,066,621	6,252
*	NMDC Steel Ltd.	15,036,357	6,245
	Tanla Platforms Ltd.	876,639	6,243
*	Jyothy Labs Ltd.	1,647,423	6,232
	Syrma SGS Technology Ltd.	719,796	6,188
	Zydus Wellness Ltd.	266,429	6,160
	Arvind Fashions Ltd.	967,325	6,154
	Caplin Point Laboratories Ltd.	262,775	6,153
	Graphite India Ltd.	942,482	6,135
	Sarda Energy & Minerals Ltd.	1,206,657	6,135
*	Valor Estate Ltd.	2,903,005	6,098
	JK Tyre & Industries Ltd.	1,596,956	6,081
	Supreme Petrochem Ltd.	672,153	6,025
*,1	Ujjivan Small Finance Bank Ltd.	11,932,637	6,011
	IIFL Capital Services Ltd.	1,669,437	6,003
*	IFCI Ltd.	9,222,907	5,976
*	Websol Energy System Ltd.	395,135	5,972
[1]	Godrej Agrovet Ltd.	618,408	5,966

		Shares	Market Value ($000)
	Jammu & Kashmir Bank Ltd.	5,035,000	5,954
*	Aditya Birla Fashion & Retail Ltd.	7,167,462	5,946
	Garware Technical Fibres Ltd.	581,345	5,943
	Doms Industries Ltd.	220,917	5,877
	Genus Power Infrastructures Ltd.	1,452,222	5,865
	Fine Organic Industries Ltd.	97,053	5,859
	Minda Corp. Ltd.	1,022,155	5,800
*	Inventurus Knowledge Solutions Ltd.	319,327	5,748
	Mastek Ltd.	208,853	5,731
	Bombay Burmah Trading Co.	265,389	5,725
*	Honasa Consumer Ltd.	1,829,778	5,666
	Welspun Living Ltd.	3,916,297	5,604
	Mahindra Lifespace Developers Ltd.	1,310,333	5,541
*	Ola Electric Mobility Ltd.	11,702,194	5,469
	South Indian Bank Ltd.	16,135,289	5,449
	Trident Ltd.	15,988,309	5,436
*	Hindustan Construction Co. Ltd.	18,383,920	5,434
	GMM Pfaudler Ltd.	339,551	5,418
	Electrosteel Castings Ltd.	4,270,423	5,381
	Rallis India Ltd.	1,254,320	5,365
	ION Exchange India Ltd.	1,011,622	5,346
	AurionPro Solutions Ltd.	344,838	5,322
	PNC Infratech Ltd.	1,493,424	5,311
	Shipping Corp. of India Ltd.	2,166,452	5,303
	Archean Chemical Industries Ltd.	697,201	5,273
	Cera Sanitaryware Ltd.	70,661	5,262
*	Network18 Media & Investments Ltd.	8,333,299	5,257
*	RattanIndia Power Ltd.	35,881,388	5,199
*	Blue Dart Express Ltd.	75,884	5,175
*	Birla Corp. Ltd.	335,204	5,151
*	Chennai Petroleum Corp. Ltd.	642,983	4,993
*	Eureka Forbes Ltd.	786,037	4,984
	Relaxo Footwears Ltd.	956,381	4,940
	Alkyl Amines Chemicals	181,607	4,850
	EPL Ltd.	1,905,345	4,830
*	Sterling & Wilson Renewable	1,503,838	4,792
	Cello World Ltd.	707,002	4,784
	Central Bank of India Ltd.	11,567,358	4,781
	Netweb Technologies India Ltd.	207,742	4,780
*	Sterlite Technologies Ltd.	3,499,162	4,759
*	Restaurant Brands Asia Ltd.	5,138,037	4,752
	Railtel Corp. of India Ltd.	1,137,978	4,739
	Rhi Magnesita India Ltd.	829,088	4,731
*	JSW Holdings Ltd.	20,935	4,727
	RITES Ltd.	1,623,691	4,726
[1]	Equitas Small Finance Bank Ltd.	6,946,931	4,687
*	Raymond Lifestyle Ltd.	355,875	4,638
	Karnataka Bank Ltd.	2,258,483	4,637
	Saregama India Ltd.	842,457	4,633
*	VIP Industries Ltd.	905,488	4,622
	Tamilnad Mercantile Bank Ltd.	883,532	4,584
	JBM Auto Ltd.	632,645	4,584
	Rain Industries Ltd.	2,560,754	4,567
*	V-Mart Retail Ltd.	504,508	4,555
*	Avanti Feeds Ltd.	587,273	4,541
	Capri Global Capital Ltd.	2,143,923	4,535
	Orient Electric Ltd.	1,819,996	4,446
[1]	IRB InvIT Fund	6,373,754	4,428
	Clean Science & Technology Ltd.	317,796	4,420
	Garware Hi-Tech Films Ltd.	113,127	4,419
	KNR Constructions Ltd.	1,806,816	4,383
*	Tata Teleservices Maharashtra Ltd.	6,529,355	4,381
	Texmaco Rail & Engineering Ltd.	2,608,763	4,349
*	GMR Power & Urban Infra Ltd.	3,518,925	4,349
	G R Infraprojects Ltd.	312,706	4,329
	Maharashtra Seamless Ltd.	524,617	4,186
	NIIT Learning Systems Ltd.	1,154,388	4,173
	KRBL Ltd.	950,571	4,151
	Bajaj Electricals Ltd.	584,646	4,116
*	Zaggle Prepaid Ocean Services Ltd.	956,895	4,116

		Shares	Market Value ($000)
*	TVS Supply Chain Solutions Ltd.	2,818,225	4,115
*	Borosil Renewables Ltd.	589,501	4,102
*	Pricol Ltd.	829,644	4,076
*	Balaji Amines Ltd.	201,441	4,049
	JK Paper Ltd.	989,306	4,037
	TTK Prestige Ltd.	555,978	3,985
*	Anup Engineering Ltd.	132,032	3,977
*	MTAR Technologies Ltd.	237,576	3,967
*	Chemplast Sanmar Ltd.	835,653	3,964
	Suprajit Engineering Ltd.	759,499	3,963
	Orient Cement Ltd.	1,343,849	3,787
	Thomas Cook India Ltd.	1,947,240	3,740
	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	3,722
*	Rategain Travel Technologies Ltd.	732,872	3,650
*	Sheela Foam Ltd.	480,429	3,624
*	Shree Renuka Sugars Ltd.	10,516,390	3,586
	ISGEC Heavy Engineering Ltd.	285,650	3,541
	Gateway Distriparks Ltd.	4,393,559	3,538
*	India Cements Ltd.	837,786	3,518
*	Ashoka Buildcon Ltd.	1,521,448	3,474
	Galaxy Surfactants Ltd.	114,243	3,468
*	Alok Industries Ltd.	15,988,481	3,457
	Infibeam Avenues Ltd.	19,181,797	3,411
	Triveni Engineering & Industries Ltd.	861,434	3,364
*	Raymond Ltd.	440,433	3,342
	Route Mobile Ltd.	320,993	3,296
	Kaveri Seed Co. Ltd.	254,918	3,217
	Polyplex Corp. Ltd.	249,281	3,175
*	Jai Balaji Industries Ltd.	2,435,108	3,118
	Campus Activewear Ltd.	996,514	3,028
	DCB Bank Ltd.	1,966,777	3,010
*	Rajesh Exports Ltd.	1,405,745	3,007
*	Dhani Services Ltd.	4,219,495	2,950
[1]	Quess Corp. Ltd.	862,464	2,895
[1]	Dilip Buildcon Ltd.	520,988	2,849
	NOCIL Ltd.	1,351,301	2,849
	Symphony Ltd.	221,867	2,813
*	Bajaj Consumer Care Ltd.	1,072,786	2,724
*	TeamLease Services Ltd.	129,237	2,698
*	Just Dial Ltd.	260,331	2,483
	Paisalo Digital Ltd.	6,237,865	2,201
	Pfizer Ltd.	32,111	1,893
	Vaibhav Global Ltd.	689,603	1,782
*	Sun Pharma Advanced Research Co. Ltd.	945,362	1,617
*	Brightcom Group Ltd.	10,413,473	1,614
	NIIT Ltd.	1,211,073	1,586
	Allcargo Logistics Ltd.	3,338,804	1,325
*	Raymond Realty Ltd.	151,372	1,192
*,3	Advent Hotels International Pvt Ltd.	290,300	1,036
*,3	STL Networks Ltd.	3,499,162	1,033
	Vakrangee Ltd.	6,929,790	721
	Hexaware Technologies Ltd.	78,698	629
	Aarti Pharmalabs Ltd.	47,687	493
*	Azad Engineering Ltd.	24,295	405
	Power Mech Projects Ltd.	10,638	378
	Authum Investment & Infrastucture Ltd.	10,570	333
	Infosys Ltd. ADR	15,996	267
	Sundaram Finance Holdings Ltd.	47,758	262
*	Tbo Tek Ltd.	15,206	234
			26,258,199
Indonesia (1.3%)
	Bank Central Asia Tbk. PT	653,119,450	327,341
	Bank Rakyat Indonesia Persero Tbk. PT	876,765,960	196,335
	Bank Mandiri Persero Tbk. PT	574,867,750	156,497
	Telkom Indonesia Persero Tbk. PT	579,482,452	101,754
	Astra International Tbk. PT	265,039,781	81,929
*	Amman Mineral Internasional PT	159,941,900	81,525
*	GoTo Gojek Tokopedia Tbk. PT Class A	11,610,719,100	45,626
*	Barito Pacific Tbk. PT	277,747,125	44,197

		Shares	Market Value ($000)
	Bank Negara Indonesia Persero Tbk. PT	161,211,652	39,095
	Sumber Alfaria Trijaya Tbk. PT	265,285,100	37,286
	Indofood Sukses Makmur Tbk. PT	58,092,008	29,996
	Charoen Pokphand Indonesia Tbk. PT	95,885,923	28,658
	United Tractors Tbk. PT	18,616,727	27,279
*	Merdeka Copper Gold Tbk. PT	161,371,700	23,044
	Kalbe Farma Tbk. PT	251,303,684	21,735
	Petrindo Jaya Kreasi Tbk. PT	222,759,930	20,688
*	Bumi Resources Minerals Tbk. PT	719,102,125	18,724
	Indofood CBP Sukses Makmur Tbk. PT	30,196,847	17,938
	Aneka Tambang Tbk.	102,220,910	17,688
	Alamtri Resources Indonesia Tbk. PT	127,044,879	14,241
	Perusahaan Gas Negara Tbk. PT	123,001,779	12,160
	Indah Kiat Pulp & Paper Tbk. PT	29,474,068	12,141
	Medikaloka Hermina Tbk. PT	106,818,399	10,235
*	Adaro Andalan Indonesia PT	24,610,200	10,153
	Mitra Keluarga Karyasehat Tbk. PT	67,213,472	9,710
	Indosat Tbk. PT	67,961,500	9,070
	XLSMART Telecom Sejahtera Tbk. PT	58,331,108	8,927
*	Bumi Resources Tbk. PT	1,323,774,995	8,910
	Elang Mahkota Teknologi Tbk. PT	214,662,600	8,114
	Dayamitra Telekomunikasi PT	227,785,700	8,030
	Bank Syariah Indonesia Tbk. PT	46,182,490	7,624
	Unilever Indonesia Tbk. PT	72,866,355	7,559
*	Bank Jago Tbk. PT	64,192,300	7,274
	Mitra Adiperkasa Tbk. PT	96,574,926	6,892
	Medco Energi Internasional Tbk. PT	84,363,742	6,577
	Bukit Asam Tbk. PT	43,414,144	6,374
	Cisarua Mountain Dairy PT Tbk.	20,814,132	6,311
	AKR Corporindo Tbk. PT	77,237,925	6,297
	Ciputra Development Tbk. PT	112,797,550	6,283
	Sarana Menara Nusantara Tbk. PT	168,670,200	6,243
	Mayora Indah Tbk. PT	45,445,000	6,148
	Semen Indonesia Persero Tbk. PT	40,484,107	6,030
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,750,300	5,863
	Alamtri Minerals Indonesia Tbk. PT	83,833,699	5,643
	Vale Indonesia Tbk. PT	26,547,130	5,551
	Japfa Comfeed Indonesia Tbk. PT	51,297,800	4,968
	Jasa Marga Persero Tbk. PT	21,783,804	4,734
	Pakuwon Jati Tbk. PT	215,117,867	4,598
	Trimegah Bangun Persada Tbk. PT	105,917,600	4,598
*	Siloam International Hospitals Tbk. PT	35,189,113	4,512
	Map Aktif Adiperkasa PT	106,452,900	4,462
	Avia Avian Tbk. PT	151,621,000	4,190
*	Bukalapak.com PT Tbk.	444,831,700	4,073
	BFI Finance Indonesia Tbk. PT	86,624,400	4,021
	Bank Tabungan Negara Persero Tbk. PT	56,884,956	3,834
	Indocement Tunggal Prakarsa Tbk. PT	11,905,997	3,788
	Summarecon Agung Tbk. PT	146,526,108	3,663
	Indo Tambangraya Megah Tbk. PT	2,474,280	3,452
*	MNC Digital Entertainment Tbk. PT	113,328,125	3,360
	ESSA Industries Indonesia Tbk. PT	87,146,745	3,328
	Bank Pan Indonesia Tbk. PT	46,789,000	3,181
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,172
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,130
	PT Tower Bersama Infrastructure Tbk.	25,929,521	3,081
*	Bumi Serpong Damai Tbk. PT	59,374,701	2,844
	Bank BTPN Syariah Tbk. PT	31,867,700	2,724
	Gudang Garam Tbk. PT	4,766,430	2,558
	Aspirasi Hidup Indonesia Tbk. PT	89,553,456	2,557
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	75,289,000	2,331
*	Lippo Karawaci Tbk. PT	429,906,288	2,165
	Astra Agro Lestari Tbk. PT	5,081,013	2,100
*	Bank Neo Commerce Tbk. PT	124,272,905	1,826
	Surya Citra Media Tbk. PT	153,025,855	1,712
	Timah Tbk. PT	27,294,574	1,670
	Matahari Department Store Tbk. PT	14,640,811	1,554
*	Panin Financial Tbk. PT	100,270,731	1,544
	Bank Danamon Indonesia Tbk. PT	8,925,700	1,351
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	18,509,230	883

		Shares	Market Value ($000)
*	Media Nusantara Citra Tbk. PT	36,945,224	565
			1,628,224
Kuwait (0.9%)
	Kuwait Finance House KSCP	163,408,786	430,293
	National Bank of Kuwait SAKP	108,594,052	371,694
	Boubyan Bank KSCP	23,149,560	53,305
	Mobile Telecommunications Co. KSCP	29,415,318	51,066
	Gulf Bank KSCP	28,746,692	31,756
*	Warba Bank KSCP	32,712,703	29,588
	Mabanee Co. KPSC	9,384,849	27,175
	Al Ahli Bank of Kuwait KSCP	22,854,424	22,441
	National Industries Group Holding SAK	26,482,483	21,322
	Boursa Kuwait Securities Co. KPSC	1,356,053	15,417
	Kuwait International Bank KSCP	12,991,874	11,731
*	Kuwait Real Estate Co. KSC	9,957,856	11,678
	Gulf Cables & Electrical Industries Group Co. KSCP	1,673,903	11,464
	Burgan Bank SAK	13,690,341	11,162
	Boubyan Petrochemicals Co. KSCP	5,177,008	10,929
	Commercial Real Estate Co. KSC	16,767,511	10,388
	Humansoft Holding Co. KSC	1,269,405	9,947
	Agility Public Warehousing Co. KSC	19,967,376	9,309
	Kuwait Telecommunications Co.	4,592,433	8,624
	Salhia Real Estate Co. KSCP	5,680,251	7,656
*	Kuwait Projects Co. Holding KSCP	24,332,356	6,985
	Jazeera Airways Co. KSCP	1,010,394	4,452
*	National Real Estate Co. KPSC	14,652,343	4,196
			1,172,578
Malaysia (1.7%)
	Malayan Banking Bhd.	100,390,472	220,801
	Public Bank Bhd.	193,611,490	190,682
	Tenaga Nasional Bhd.	59,431,451	181,025
	CIMB Group Holdings Bhd.	110,321,408	168,639
	Gamuda Bhd.	66,611,434	80,400
	IHH Healthcare Bhd.	41,087,035	64,038
	Press Metal Aluminium Holdings Bhd.	45,098,740	56,324
	SD Guthrie Bhd.	47,641,479	53,219
	Petronas Gas Bhd.	11,612,463	48,911
	MISC Bhd.	26,752,796	46,722
	Celcomdigi Bhd.	50,600,233	45,505
	AMMB Holdings Bhd.	37,677,045	44,519
	RHB Bank Bhd.	27,841,600	39,972
	Axiata Group Bhd.	59,751,049	37,734
	Hong Leong Bank Bhd.	8,320,972	36,992
	Sunway Bhd.	32,598,000	36,025
	IOI Corp. Bhd.	38,854,890	34,311
	YTL Power International Bhd.	35,498,920	33,832
	Petronas Chemicals Group Bhd.	36,092,712	32,664
	Kuala Lumpur Kepong Bhd.	6,911,557	31,682
	Maxis Bhd.	38,368,460	30,871
	IJM Corp. Bhd.	41,415,234	27,584
	YTL Corp. Bhd.	47,381,250	27,428
	Telekom Malaysia Bhd.	15,627,878	24,673
	Petronas Dagangan Bhd.	4,502,307	22,741
	Dialog Group Bhd.	54,028,460	22,101
	QL Resources Bhd.	21,583,345	21,481
	Genting Bhd.	27,789,624	20,334
	Sime Darby Bhd.	52,897,636	20,165
	Inari Amertron Bhd.	40,192,800	19,699
	KPJ Healthcare Bhd.	31,221,400	18,923
	TIME dotCom Bhd.	14,772,180	17,962
	United Plantations Bhd.	3,496,900	17,742
	Genting Malaysia Bhd.	38,532,237	17,627
	PPB Group Bhd.	7,913,760	17,471
[1]	MR DIY Group M Bhd.	45,117,550	17,393
	Nestle Malaysia Bhd.	823,557	16,985
	Bursa Malaysia Bhd.	9,166,300	16,168
	Frontken Corp. Bhd.	16,904,550	16,003
	Sime Darby Property Bhd.	44,687,755	15,487
	IGB REIT	22,780,200	14,835

		Shares	Market Value ($000)
	Zetrix Ai Bhd.	68,781,900	14,107
	Fraser & Neave Holdings Bhd.	2,074,900	13,912
	Alliance Bank Malaysia Bhd.	12,919,624	13,577
	Yinson Holdings Bhd.	23,082,540	12,639
	Hong Leong Financial Group Bhd.	3,213,341	12,142
*	Top Glove Corp. Bhd.	65,333,590	10,460
	99 Speed Mart Retail Holdings Bhd.	19,095,300	10,127
	Axis REIT	21,320,100	9,940
	IOI Properties Group Bhd.	19,856,400	9,837
	Heineken Malaysia Bhd.	1,585,873	8,882
	SP Setia Bhd. Group	33,926,045	8,868
	VS Industry Bhd.	36,786,556	6,890
	Sunway Construction Group Bhd.	5,608,800	6,859
	Hartalega Holdings Bhd.	19,681,010	6,720
	ViTrox Corp. Bhd.	7,087,100	6,328
	Eco World Development Group Bhd.	13,212,100	6,286
	Scientex Bhd.	8,079,900	6,166
	Pavilion REIT	14,475,100	6,026
	Mah Sing Group Bhd.	20,998,334	5,712
	Kossan Rubber Industries Bhd.	17,719,400	5,674
*	Pentamaster Corp. Bhd.	6,672,850	5,546
	Carlsberg Brewery Malaysia Bhd.	1,284,009	5,440
	MBSB Bhd.	32,367,600	5,185
*	Greatech Technology Bhd.	12,317,600	4,892
	Malaysian Pacific Industries Bhd.	1,026,500	4,807
	CTOS Digital Bhd.	23,285,000	4,735
	Bank Islam Malaysia Bhd.	8,984,950	4,711
*	Tanco Holdings Bhd.	23,607,680	4,618
	Bumi Armada Bhd.	43,497,528	4,478
	Nationgate Holdings Bhd.	12,246,010	4,399
	Sports Toto Bhd.	11,234,760	3,603
	UEM Sunrise Bhd.	20,475,600	3,569
	Malaysian Resources Corp. Bhd.	28,642,700	3,567
	Padini Holdings Bhd.	7,407,355	3,458
*	Berjaya Corp. Bhd.	48,785,459	3,197
	Mega First Corp. Bhd.	3,745,800	3,178
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,057
*	Supermax Corp. Bhd.	21,270,574	2,809
	Velesto Energy Bhd.	60,415,127	2,545
*	UWC Bhd.	4,641,700	2,517
*	Dagang NeXchange Bhd.	35,342,600	2,380
	Cahya Mata Sarawak Bhd.	7,593,500	2,194
*	WCT Holdings Bhd.	11,980,664	2,194
	Bermaz Auto Bhd.	12,412,200	2,150
	D&O Green Technologies Bhd.	8,812,900	2,145
	Hibiscus Petroleum Bhd.	5,593,120	2,041
*	Chin Hin Group Bhd.	3,679,615	1,972
	DRB-Hicom Bhd.	9,516,800	1,880
	British American Tobacco Malaysia Bhd.	1,425,934	1,727
	HAP Seng Consolidated Bhd.	2,163,500	1,296
*	Astro Malaysia Holdings Bhd.	22,582,973	766
			2,189,878
Mexico (2.0%)
	Grupo Financiero Banorte SAB de CV	38,031,440	338,926
	Grupo Mexico SAB de CV Class B	38,143,833	238,770
	Wal-Mart de Mexico SAB de CV	67,529,937	199,064
	America Movil SAB de CV Class B	212,532,456	191,859
	Cemex SAB de CV	199,330,954	174,025
	Fomento Economico Mexicano SAB de CV	17,000,323	153,476
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,317,306	122,156
	Arca Continental SAB de CV	11,429,315	119,122
*	Industrias Penoles SAB de CV	2,460,822	64,863
	Grupo Financiero Inbursa SAB de CV	24,975,530	64,408
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,060,826	62,468
	Coca-Cola Femsa SAB de CV	6,961,387	57,721
	Fibra Uno Administracion SA de CV	38,274,702	54,516
	Prologis Property Mexico SA de CV	13,810,560	51,911
	Grupo Carso SAB de CV	6,957,025	49,612
	Grupo Bimbo SAB de CV Class A	17,030,343	49,416

		Shares	Market Value ($000)
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,618,468	47,996
	Gruma SAB de CV Class B	2,347,072	40,564
	Alfa SAB de CV Class A	50,929,541	37,310
	Kimberly-Clark de Mexico SAB de CV Class A	19,970,362	37,220
	Corp. Inmobiliaria Vesta SAB de CV	11,423,883	32,143
	Gentera SAB de CV	13,785,444	31,152
	Promotora y Operadora de Infraestructura SAB de CV	2,575,144	30,352
	Grupo Comercial Chedraui SA de CV	3,433,771	27,814
	Megacable Holdings SAB de CV	9,623,986	26,747
	Regional SAB de CV	3,174,508	24,723
	Qualitas Controladora SAB de CV	2,620,552	23,734
[1]	Banco del Bajio SA	10,465,118	23,526
*	Alsea SAB de CV	7,031,517	21,074
	GCC SAB de CV	2,218,707	20,732
	Fibra MTY SAPI de CV	28,754,191	20,409
[1]	FIBRA Macquarie Mexico	10,040,280	16,477
	Grupo Televisa SAB	29,188,795	16,200
	Bolsa Mexicana de Valores SAB de CV	6,645,675	14,253
	El Puerto de Liverpool SAB de CV	2,574,046	12,649
	Operadora De Sites Mexicanos SAB de CV	13,448,367	11,791
	Genomma Lab Internacional SAB de CV Class B	9,776,368	11,308
	Becle SAB de CV	6,910,218	8,656
	Orbia Advance Corp. SAB de CV	11,911,640	8,152
	La Comer SAB de CV	3,248,017	7,031
*	Controladora Alpek SAB de CV	48,774,241	7,007
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,977	6,824
*,1	Nemak SAB de CV	29,093,362	5,305
*,1	Grupo Traxion SAB de CV Class A	4,783,834	4,202
	Concentradora Fibra Danhos SA de CV	2,345,246	3,139
	Alpek SAB de CV Class A	4,774,972	2,291
*	Grupo Rotoplas SAB de CV	2,603,617	1,892
			2,574,986
Philippines (0.5%)
	International Container Terminal Services Inc.	14,376,101	110,386
	BDO Unibank Inc.	30,535,236	74,540
	SM Prime Holdings Inc.	135,841,478	53,925
	Bank of the Philippine Islands	25,633,701	51,923
	Ayala Corp.	3,989,360	40,304
	Ayala Land Inc.	91,782,027	39,214
	Manila Electric Co.	3,404,373	31,331
	Metropolitan Bank & Trust Co.	23,914,405	30,368
	PLDT Inc.	1,203,744	27,186
	Jollibee Foods Corp.	5,913,219	21,964
	Universal Robina Corp.	11,621,771	17,602
	JG Summit Holdings Inc.	38,000,468	13,655
	GT Capital Holdings Inc.	1,269,992	13,034
	Globe Telecom Inc.	427,974	12,236
	Converge Information & Communications Technology Solutions Inc.	33,590,500	10,279
	Century Pacific Food Inc.	15,895,387	10,075
	AREIT Inc.	12,425,900	8,944
	DigiPlus Interactive Corp.	19,483,730	8,399
	RL Commercial REIT Inc.	61,971,937	8,342
	Puregold Price Club Inc.	11,963,856	8,201
	DMCI Holdings Inc.	45,127,597	7,929
[1]	Monde Nissin Corp.	58,792,100	7,538
	Semirara Mining & Power Corp. Class A	11,546,228	6,529
	LT Group Inc.	28,710,150	6,428
	ACEN Corp.	122,131,994	5,224
	Robinsons Land Corp.	20,306,807	5,042
	Megaworld Corp.	98,995,303	3,371
	Wilcon Depot Inc.	18,594,800	3,188
	Bloomberry Resorts Corp.	44,689,049	3,105
	D&L Industries Inc.	30,433,190	2,645
*	Cebu Air Inc.	2,618,253	1,587
	First Gen Corp.	5,265,381	1,526
	Aboitiz Power Corp.	319,900	237
			646,257
Qatar (0.8%)
	Qatar National Bank QPSC	57,174,423	294,141

		Shares	Market Value ($000)
	Qatar Islamic Bank QPSC	23,444,028	157,947
	Industries Qatar QSC	25,467,751	92,907
	Commercial Bank PSQC	43,389,172	58,275
	Al Rayan Bank	79,244,395	51,767
	Qatar Gas Transport Co. Ltd.	35,401,313	46,674
	Qatar International Islamic Bank QSC	14,451,577	44,146
	Ooredoo QPSC	11,497,887	42,492
	Qatar Navigation QSC	13,510,983	40,219
	Qatar Fuel QSC	7,606,625	31,752
	Mesaieed Petrochemical Holding Co.	78,527,919	29,193
	Qatar Electricity & Water Co. QSC	6,270,652	27,744
	Dukhan Bank	24,456,348	24,538
	Barwa Real Estate Co.	27,483,220	21,176
	Doha Bank QPSC	31,466,090	21,144
	Vodafone Qatar QSC	21,125,081	13,833
	Qatar Aluminum Manufacturing Co.	32,566,054	13,254
	Gulf International Services QSC	13,084,232	11,878
	United Development Co. QSC	23,958,300	6,790
*	Ezdan Holding Group QSC	20,814,698	6,368
	Al Meera Consumer Goods Co. QSC	1,303,304	5,291
*	Estithmar Holding QPSC	1,080,870	1,053
			1,042,582
Romania (0.2%)
	Banca Transilvania SA	14,174,116	88,001
	OMV Petrom SA	227,862,878	39,949
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,075,174	30,094
	Societatea Energetica Electrica SA	2,183,088	8,778
*	MED Life SA	4,261,092	7,393
	Societatea Nationala Nuclearelectrica SA	663,956	6,853
	One United Properties SA	628,127	3,221
*	Teraplast SA	16,359,852	1,979
	TTS Transport Trade Services SA	1,452,396	1,605
			187,873
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	1,269,390	—
*,3	Raspadskaya OJSC	910,080	—
*,3	Mechel PJSC	3,089,565	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (3.6%)
	Al Rajhi Bank	26,016,101	655,972
[1]	Saudi Arabian Oil Co.	79,012,909	511,265
	Saudi National Bank	38,656,858	385,760
	Saudi Telecom Co.	24,967,627	279,480
*	Saudi Arabian Mining Co.	17,421,425	240,861
*	ACWA Power Co.	2,995,337	175,404
	Saudi Basic Industries Corp.	11,952,289	174,070
	Riyad Bank	19,462,523	146,037
	Saudi Awwal Bank	13,153,183	113,379
	Alinma Bank	16,306,056	112,129
	SABIC Agri-Nutrients Co.	3,092,332	98,087
	Dr Sulaiman Al Habib Medical Services Group Co.	1,348,117	94,161

		Shares	Market Value ($000)
	Almarai Co. JSC	6,459,641	82,384
	Etihad Etisalat Co.	4,998,820	81,504
	Elm Co.	328,758	79,650
	Banque Saudi Fransi	16,081,793	73,473
	Arab National Bank	11,705,491	67,714
	Bank AlBilad	9,743,640	67,463
	Bupa Arabia for Cooperative Insurance Co.	1,024,903	46,038
	Saudi Electricity Co.	10,146,844	39,900
*	Dar Al Arkan Real Estate Development Co.	6,947,988	35,343
	Co. for Cooperative Insurance	969,303	34,667
	Riyadh Cables Group Co.	957,929	33,414
	Saudi Investment Bank	8,059,133	30,881
	Yanbu National Petrochemical Co.	3,615,094	29,368
*	Bank Al-Jazira	8,351,818	27,897
	Jarir Marketing Co.	8,094,528	27,706
	Saudi Tadawul Group Holding Co.	633,853	27,640
*	Saudi Research & Media Group	517,741	25,349
	Mouwasat Medical Services Co.	1,211,987	24,505
	SAL Saudi Logistics Services	520,911	23,882
	Sahara International Petrochemical Co.	4,654,602	22,185
	Dallah Healthcare Co.	601,232	21,777
	Nahdi Medical Co.	645,890	21,308
	Saudi Industrial Investment Group	4,333,936	20,738
	Aldrees Petroleum & Transport Services Co.	647,347	20,562
	Arabian Internet & Communications Services Co.	323,506	20,552
*	Al Rajhi Co. for Co-operative Insurance	642,255	20,310
	Ades Holding Co.	5,487,965	18,409
	Saudi Aramco Base Oil Co.	661,704	18,361
	Astra Industrial Group Co.	482,123	17,973
	Electrical Industries Co.	7,109,701	17,002
[1]	Arabian Centres Co.	3,066,422	16,949
	Mobile Telecommunications Co. Saudi Arabia	5,864,727	16,247
	Catrion Catering Holding Co.	536,593	16,205
	Jamjoom Pharmaceuticals Factory Co.	355,962	15,371
	Saudi Ground Services Co.	1,156,302	14,998
	Saudia Dairy & Foodstuff Co.	201,929	14,149
*	Advanced Petrochemical Co.	1,663,191	13,740
*	Seera Group Holding	1,910,799	13,148
*	Savola Group	1,919,183	12,655
	Leejam Sports Co. JSC	333,734	12,610
	National Medical Care Co.	287,607	12,449
	United Electronics Co.	511,015	12,230
	National Co. for Learning & Education	271,712	12,101
	Arriyadh Development Co.	1,415,090	12,062
*	Saudi Kayan Petrochemical Co.	9,720,203	11,823
	Abdullah Al Othaim Markets Co.	5,902,787	11,483
	Yamama Cement Co.	1,299,835	11,382
*	National Industrialization Co.	4,385,012	11,234
	Retal Urban Development Co. Class A	2,779,744	10,976
	Saudi Chemical Co. Holding	5,361,926	10,862
*,2	National Agriculture Development Co.	1,952,612	10,690
	Power & Water Utility Co. for Jubail & Yanbu	989,055	10,559
*	Rabigh Refining & Petrochemical Co.	5,541,427	10,492
	Al Masane Al Kobra Mining Co.	578,164	10,235
	Al Hammadi Holding	1,030,117	9,949
	Saudi Cement Co.	969,625	9,886
	United International Transportation Co.	503,471	9,384
	National Gas & Industrialization Co.	461,041	9,339
*	Saudi Reinsurance Co.	738,007	8,932
	Al Rajhi REIT	3,892,093	8,737
*	Saudi Real Estate Co.	1,758,693	8,616
	Qassim Cement Co.	686,294	8,426
	Middle East Healthcare Co.	541,586	8,119
*	Emaar Economic City	2,243,579	7,501
	AlKhorayef Water & Power Technologies Co.	217,882	7,499
	Al-Dawaa Medical Services Co.	361,830	7,075
	Almoosa Health Co.	149,887	7,041
	Arabian Drilling Co.	352,414	7,035
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	681,128	7,009
*	Arabian Contracting Services Co.	250,733	6,450

		Shares	Market Value ($000)
	Al Moammar Information Systems Co.	185,478	6,408
	Saudi Automotive Services Co.	441,974	6,059
	BinDawood Holding Co.	3,800,274	6,001
	Southern Province Cement Co.	824,772	5,777
	East Pipes Integrated Co. for Industry	200,370	5,748
	Bawan Co.	411,190	5,731
	Etihad Atheeb Telecommunication Co.	215,251	5,531
*	Perfect Presentation For Commercial Services Co.	1,832,797	5,243
*	Saudi Ceramic Co.	624,691	5,080
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	753,441	4,835
	Yanbu Cement Co.	984,906	4,468
*	Zamil Industrial Investment Co.	413,316	4,398
	Almunajem Foods Co.	226,081	4,000
	Eastern Province Cement Co.	539,541	3,967
	City Cement Co.	806,433	3,593
*	Middle East Paper Co.	481,070	3,568
	Arabian Cement Co.	564,512	3,101
*	Saudi Public Transport Co.	798,427	2,841
*	Jabal Omar Development Co.	396,983	2,113
*	Jahez International Co.	89,811	637
			4,589,307
South Africa (3.6%)
	Naspers Ltd.	2,138,848	660,224
	Anglogold Ashanti plc	6,654,367	302,578
	FirstRand Ltd.	69,724,823	296,091
	Gold Fields Ltd.	11,839,675	288,733
	Standard Bank Group Ltd.	17,312,036	222,762
	Capitec Bank Holdings Ltd.	1,123,453	217,780
	MTN Group Ltd.	21,628,420	181,787
	Valterra Platinum Ltd.	2,834,707	127,306
*,2	Impala Platinum Holdings Ltd.	11,837,416	111,880
	Bid Corp. Ltd.	4,361,549	109,639
	Sanlam Ltd.	22,139,763	106,551
	Absa Group Ltd.	10,421,495	102,869
	Harmony Gold Mining Co. Ltd.	7,220,866	96,683
	Shoprite Holdings Ltd.	6,228,589	90,549
	Nedbank Group Ltd.	6,093,343	83,152
	Discovery Ltd.	6,900,809	81,832
*,2	Sibanye Stillwater Ltd.	36,686,488	77,162
[1,2]	Pepkor Holdings Ltd.	46,247,989	69,453
	Clicks Group Ltd.	3,144,547	65,864
	Remgro Ltd.	6,585,518	59,999
	NEPI Rockcastle NV	7,759,507	59,317
	Bidvest Group Ltd.	4,447,430	57,856
	Northam Platinum Holdings Ltd.	4,637,851	53,274
	Reinet Investments SCA	1,782,849	51,476
	Vodacom Group Ltd.	6,413,466	48,827
	OUTsurance Group Ltd.	11,254,144	47,686
*	Sasol Ltd.	8,407,947	43,251
	Old Mutual Ltd.	60,056,373	42,120
[2]	Mr. Price Group Ltd.	3,300,190	38,189
[2]	Tiger Brands Ltd.	2,187,857	36,502
	Growthpoint Properties Ltd.	45,960,083	35,958
	Woolworths Holdings Ltd.	11,772,998	32,255
	Aspen Pharmacare Holdings Ltd.	4,850,922	31,134
	Momentum Group Ltd.	16,352,359	30,987
[2]	Foschini Group Ltd.	4,189,529	28,289
	AVI Ltd.	4,293,230	22,138
	Exxaro Resources Ltd.	2,517,979	21,969
	Redefine Properties Ltd.	81,380,385	21,537
*,2	MultiChoice Group	3,095,408	20,408
	Fortress Real Estate Investments Ltd. Class B	16,326,642	18,933
	Truworths International Ltd.	4,743,199	18,452
	Investec Ltd.	2,318,642	17,026
	Pan African Resources plc	23,200,394	16,408
	Vukile Property Fund Ltd.	14,093,082	15,823
*	SPAR Group Ltd.	2,565,429	15,087
	Life Healthcare Group Holdings Ltd.	19,120,140	14,045
[2]	African Rainbow Minerals Ltd.	1,364,095	13,833

		Shares	Market Value ($000)
	Santam Ltd.	545,453	13,226
	Resilient REIT Ltd.	3,649,983	13,096
	Barloworld Ltd.	2,022,079	12,910
	Hyprop Investments Ltd.	5,118,692	12,884
	Netcare Ltd.	17,068,262	12,842
	Telkom SA SOC Ltd.	3,757,730	12,212
*	Pick n Pay Stores Ltd.	7,231,737	11,256
	Kumba Iron Ore Ltd.	679,205	11,202
	Sappi Ltd.	7,362,939	11,159
	We Buy Cars Holdings Ltd.	3,239,426	10,261
	Coronation Fund Managers Ltd.	4,527,080	10,224
	Motus Holdings Ltd.	1,904,885	9,740
	Omnia Holdings Ltd.	2,183,759	9,464
	Equites Property Fund Ltd.	10,423,821	9,133
[1]	Dis-Chem Pharmacies Ltd.	5,299,498	9,027
*,2	MAS plc	7,128,465	8,916
	DataTec Ltd.	2,539,492	8,321
	Thungela Resources Ltd.	1,627,737	8,288
	AECI Ltd.	1,331,344	7,993
	Attacq Ltd.	9,912,267	7,865
	JSE Ltd.	1,038,079	7,748
	DRDGOLD Ltd.	5,452,542	7,236
*,2	Boxer Retail Ltd.	1,639,969	6,512
	Reunert Ltd.	2,113,872	6,485
	Ninety One Ltd.	2,611,446	6,280
	Sun International Ltd.	2,078,757	5,368
[2]	Grindrod Ltd.	7,536,166	4,788
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,416
	Super Group Ltd.	4,323,631	3,830
	Astral Foods Ltd.	391,236	3,726
	Hosken Consolidated Investments Ltd.	504,625	3,544
	Burstone Group Ltd.	7,741,748	3,485
*	KAP Ltd.	34,065,686	3,477
[2]	Afrimat Ltd.	1,515,253	3,473
	Curro Holdings Ltd.	5,292,098	2,542
			4,488,603
Taiwan (20.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	322,034,605	12,398,103
	Hon Hai Precision Industry Co. Ltd.	161,067,761	947,157
	MediaTek Inc.	19,419,630	879,410
	Delta Electronics Inc.	25,493,356	480,247
[2]	Quanta Computer Inc.	34,854,200	324,638
[2]	Fubon Financial Holding Co. Ltd.	107,412,766	294,813
[2]	CTBC Financial Holding Co. Ltd.	210,921,062	289,826
[2]	Cathay Financial Holding Co. Ltd.	123,536,347	250,388
	Mega Financial Holding Co. Ltd.	155,872,499	221,728
	E.Sun Financial Holding Co. Ltd.	202,456,955	216,527
	ASE Technology Holding Co. Ltd.	43,249,723	209,735
	Asustek Computer Inc.	9,013,937	197,869
	Accton Technology Corp.	6,541,610	193,201
	Uni-President Enterprises Corp.	64,879,868	171,235
	Chunghwa Telecom Co. Ltd.	38,374,663	165,828
[2]	United Microelectronics Corp.	119,567,270	165,681
	Wistron Corp.	36,694,535	149,342
	Yuanta Financial Holding Co. Ltd.	139,251,931	144,444
	First Financial Holding Co. Ltd.	139,582,685	137,885
[2]	Alchip Technologies Ltd.	1,048,463	134,032
	Elite Material Co. Ltd.	3,652,156	133,876
[2]	Asia Vital Components Co. Ltd.	4,276,995	129,996
[2]	Taishin Financial Holding Co. Ltd.	237,133,838	129,424
[2]	Wiwynn Corp.	1,366,280	124,696
	Realtek Semiconductor Corp.	6,408,959	122,545
	Hua Nan Financial Holdings Co. Ltd.	121,416,923	116,341
	SinoPac Financial Holdings Co. Ltd.	140,625,264	116,031
	Taiwan Cooperative Financial Holding Co. Ltd.	134,105,595	113,822
	KGI Financial Holding Co. Ltd.	205,101,303	103,895
	Lite-On Technology Corp.	25,937,084	102,542
	Largan Precision Co. Ltd.	1,264,076	99,145
[2]	China Steel Corp.	148,896,308	96,694

		Shares	Market Value ($000)
[2]	Evergreen Marine Corp. Taiwan Ltd.	14,341,958	94,641
	Yageo Corp.	5,100,212	89,619
	Nan Ya Plastics Corp.	64,895,819	88,511
	Novatek Microelectronics Corp.	5,392,560	85,222
[2]	Formosa Plastics Corp.	55,197,057	78,518
[2]	Unimicron Technology Corp.	17,183,979	78,003
[2]	International Games System Co. Ltd.	2,942,200	76,932
[2]	Chailease Holding Co. Ltd.	19,604,763	75,687
[2]	E Ink Holdings Inc.	10,605,440	72,215
	Shanghai Commercial & Savings Bank Ltd.	49,996,935	71,778
	TCC Group Holdings Co. Ltd.	87,655,717	71,104
[2]	Chroma ATE Inc.	4,849,280	69,438
	Bizlink Holding Inc.	2,305,892	69,354
	Pegatron Corp.	25,637,213	68,251
[2]	Hotai Motor Co. Ltd.	3,689,357	67,868
	Advantech Co. Ltd.	6,034,694	67,129
	Taiwan Mobile Co. Ltd.	18,768,941	66,166
	King Slide Works Co. Ltd.	748,000	65,861
[2]	Gigabyte Technology Co. Ltd.	7,097,850	64,396
	Far EasTone Telecommunications Co. Ltd.	23,491,723	64,071
	eMemory Technology Inc.	923,100	62,489
	Chang Hwa Commercial Bank Ltd.	98,217,385	60,666
	ASPEED Technology Inc.	399,011	60,427
	President Chain Store Corp.	7,005,449	60,033
[2]	King Yuan Electronics Co. Ltd.	15,024,280	58,770
	United Integrated Services Co. Ltd.	2,147,800	56,389
*,2	PharmaEssentia Corp.	3,348,000	55,273
	Tripod Technology Corp.	5,929,040	55,183
	Gold Circuit Electronics Ltd.	4,402,481	54,531
	Compal Electronics Inc.	55,440,900	54,255
	Catcher Technology Co. Ltd.	7,645,956	53,997
	Jentech Precision Industrial Co. Ltd.	1,095,283	52,111
	Airtac International Group	1,823,830	51,873
[2]	Lotes Co. Ltd.	1,100,151	51,443
[2]	Chunghwa Telecom Co. Ltd. ADR	1,176,664	51,067
[2]	Inventec Corp.	33,827,966	49,961
	Taiwan Business Bank	88,096,871	47,334
[2]	Yang Ming Marine Transport Corp.	23,094,725	46,853
[2]	Silergy Corp.	4,340,560	46,690
[2]	United Microelectronics Corp. ADR	6,635,860	45,389
	WPG Holdings Ltd.	20,411,720	45,228
[2]	Eva Airways Corp.	35,788,760	45,126
	Global Unichip Corp.	1,094,960	43,850
	Micro-Star International Co. Ltd.	8,942,200	42,720
[2]	Vanguard International Semiconductor Corp.	13,648,431	42,298
[2]	Formosa Chemicals & Fibre Corp.	43,878,449	42,139
	Fortune Electric Co. Ltd.	1,891,027	41,620
	Asia Cement Corp.	30,237,510	40,874
[2]	Acer Inc.	37,792,897	40,376
[2]	WT Microelectronics Co. Ltd.	8,625,205	39,555
	Phison Electronics Corp.	2,214,080	38,868
[2]	Globalwafers Co. Ltd.	3,345,810	37,978
[2]	Powertech Technology Inc.	9,056,550	37,829
[2]	Far Eastern New Century Corp.	39,308,963	37,675
[2]	MPI Corp.	1,081,000	37,572
	Innolux Corp.	97,160,295	37,264
[2]	Synnex Technology International Corp.	16,353,800	36,243
[2]	Wan Hai Lines Ltd.	12,165,646	35,979
*	Taichung Commercial Bank Co. Ltd.	47,932,610	35,617
[2]	Zhen Ding Technology Holding Ltd.	8,498,710	35,445
	Voltronic Power Technology Corp.	886,325	34,814
	Chicony Electronics Co. Ltd.	7,963,458	34,724
[2]	Eclat Textile Co. Ltd.	2,485,209	33,243
	Cheng Shin Rubber Industry Co. Ltd.	24,747,095	33,104
	AUO Corp.	79,506,039	31,697
	Nien Made Enterprise Co. Ltd.	2,182,560	31,155
	ASMedia Technology Inc.	492,857	31,009
	Simplo Technology Co. Ltd.	2,232,310	30,479
	TA Chen Stainless Pipe	23,126,322	30,315
[2]	Compeq Manufacturing Co. Ltd.	13,356,760	29,030

		Shares	Market Value ($000)
*	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,285,000	28,964
[2]	Walsin Lihwa Corp.	38,532,044	28,796
	Pou Chen Corp.	29,332,021	27,584
[2]	Hiwin Technologies Corp.	3,919,308	27,513
	Radiant Opto-Electronics Corp.	5,972,751	27,454
[2]	Taiwan Union Technology Corp.	3,037,052	27,426
[2]	Makalot Industrial Co. Ltd.	3,083,244	27,117
*,2	Mitac Holdings Corp.	10,672,901	27,027
	Foxconn Technology Co. Ltd.	12,318,663	26,488
	Teco Electric & Machinery Co. Ltd.	15,103,320	25,640
[2]	Feng TAY Enterprise Co. Ltd.	6,471,867	25,594
	Taiwan High Speed Rail Corp.	27,388,912	24,961
	Sino-American Silicon Products Inc.	7,224,742	24,221
	Highwealth Construction Corp.	17,660,950	24,132
*	Winbond Electronics Corp.	40,791,203	23,411
	Sinbon Electronics Co. Ltd.	2,891,475	23,372
[2]	Formosa Petrochemical Corp.	15,825,977	23,125
	L&K Engineering Co. Ltd.	2,114,102	22,762
	Acter Group Corp. Ltd.	1,335,832	21,780
*,2	Nanya Technology Corp.	14,765,878	21,738
*,2	Powerchip Semiconductor Manufacturing Corp.	42,022,000	20,934
	Topco Scientific Co. Ltd.	2,180,992	20,927
	Getac Holdings Corp.	5,202,420	20,403
	Ruentex Development Co. Ltd.	20,344,300	20,308
	Lien Hwa Industrial Holdings Corp.	13,231,757	20,006
[2]	AURAS Technology Co. Ltd.	890,000	19,826
[2]	Shihlin Electric & Engineering Corp.	3,342,964	19,769
[2]	Bora Pharmaceuticals Co. Ltd.	707,581	19,283
	WNC Corp.	4,801,526	18,822
[2]	Fositek Corp.	622,372	18,716
[2]	Tatung Co. Ltd.	15,525,628	18,482
	Parade Technologies Ltd.	960,290	18,276
	IBF Financial Holdings Co. Ltd.	36,757,285	17,846
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,625,523	17,676
[2]	Jinan Acetate Chemical Co. Ltd.	6,624,060	17,630
	Tong Yang Industry Co. Ltd.	4,902,350	17,122
*	King's Town Bank Co. Ltd.	9,493,184	17,118
	Advanced Energy Solution Holding Co. Ltd.	394,000	16,239
[2]	Nan Ya Printed Circuit Board Corp.	2,766,521	16,207
[2]	Genius Electronic Optical Co. Ltd.	1,105,299	15,918
	Great Wall Enterprise Co. Ltd.	7,802,626	15,910
[2]	China Airlines Ltd.	23,120,146	15,843
*,2	Shin Zu Shing Co. Ltd.	2,023,011	15,730
	Giant Manufacturing Co. Ltd.	4,089,193	15,662
	Qisda Corp.	18,056,620	15,572
	AP Memory Technology Corp.	1,422,120	15,510
	Sigurd Microelectronics Corp.	5,952,546	15,397
	Lotus Pharmaceutical Co. Ltd.	2,112,000	15,296
[2]	Chipbond Technology Corp.	8,143,630	15,224
	Capital Securities Corp.	22,092,773	14,939
*,2	LandMark Optoelectronics Corp.	1,097,470	14,856
[2]	Faraday Technology Corp.	2,943,198	14,844
[2]	Elan Microelectronics Corp.	3,564,870	14,728
[2]	Kinik Co.	1,364,000	14,725
	Arcadyan Technology Corp.	1,978,219	14,619
	Taiwan Fertilizer Co. Ltd.	8,406,186	14,601
[2]	Century Iron & Steel Industrial Co. Ltd.	2,324,000	14,507
*,2	Macronix International Co. Ltd.	23,053,737	14,496
	Far Eastern International Bank	31,730,446	14,233
	Ruentex Industries Ltd.	8,162,961	14,194
	Ardentec Corp.	5,542,522	13,928
	Dynapack International Technology Corp.	1,804,000	13,807
	Primax Electronics Ltd.	5,680,940	13,768
[2]	Sanyang Motor Co. Ltd.	6,618,330	13,691
[2]	Win Semiconductors Corp.	4,762,519	13,505
[2]	EZconn Corp.	671,582	13,483
	Global Brands Manufacture Ltd.	3,441,680	13,171
	Tung Ho Steel Enterprise Corp.	6,138,602	13,161
[2]	Grand Process Technology Corp.	262,000	13,045
[2]	Chenbro Micom Co. Ltd.	759,000	12,865

		Shares	Market Value ($000)
[2]	Goldsun Building Materials Co. Ltd.	10,366,415	12,790
	Poya International Co. Ltd.	821,208	12,709
	Ennoconn Corp.	1,241,758	12,624
	Foxsemicon Integrated Technology Inc.	1,229,642	12,450
	Kinsus Interconnect Technology Corp.	3,648,530	12,397
*,2	HTC Corp.	9,165,301	12,307
	Taiwan Surface Mounting Technology Corp.	3,460,110	12,196
[2]	WinWay Technology Co. Ltd.	328,000	12,119
[2]	YFY Inc.	14,850,703	12,065
	Fusheng Precision Co. Ltd.	1,283,920	12,018
[2]	Asia Optical Co. Inc.	2,766,260	11,939
[2]	All Ring Tech Co. Ltd.	951,000	11,864
	Taiwan Secom Co. Ltd.	3,117,876	11,804
	ADATA Technology Co. Ltd.	3,872,319	11,742
	Walsin Technology Corp.	4,157,521	11,697
	Yankey Engineering Co. Ltd.	845,430	11,642
*	China Petrochemical Development Corp.	46,471,041	11,552
[2]	Co-Tech Development Corp.	2,929,000	11,501
	Sercomm Corp.	3,440,600	11,476
	Feng Hsin Steel Co. Ltd.	5,066,200	11,448
[2]	Visual Photonics Epitaxy Co. Ltd.	2,368,960	11,334
	Merry Electronics Co. Ltd.	2,980,858	11,305
[2]	Everlight Electronics Co. Ltd.	4,883,410	11,275
	Yulon Finance Corp.	3,356,485	11,242
	Huaku Development Co. Ltd.	3,525,921	11,216
	Pixart Imaging Inc.	1,724,680	11,181
[2]	Elite Advanced Laser Corp.	1,725,349	11,050
	Ta Ya Electric Wire & Cable	9,505,255	11,020
*,2	FOCI Fiber Optic Communications Inc.	1,088,000	11,019
[2]	Kaori Heat Treatment Co. Ltd.	1,049,450	10,998
	Eternal Materials Co. Ltd.	11,725,298	10,866
	TXC Corp.	3,774,630	10,556
	Merida Industry Co. Ltd.	2,714,526	10,487
*,2	Taiwan Glass Industry Corp.	13,092,290	10,410
[2]	Solar Applied Materials Technology Corp.	6,263,607	10,361
	Sunonwealth Electric Machine Industry Co. Ltd.	2,734,000	10,322
[2]	Wisdom Marine Lines Co. Ltd.	5,272,155	10,253
[2]	XinTec Inc.	2,060,225	10,070
[2]	VisEra Technologies Co. Ltd.	1,325,000	9,806
	Airoha Technology Corp.	529,000	9,756
	Nan Pao Resins Chemical Co. Ltd.	760,000	9,706
[2]	Test Research Inc.	2,011,660	9,688
[2]	U-Ming Marine Transport Corp.	5,508,108	9,577
	momo.com Inc.	1,014,393	9,554
[2]	Silicon Integrated Systems Corp.	5,200,260	9,545
[2]	LuxNet Corp.	1,456,000	9,518
[2]	Raydium Semiconductor Corp.	819,000	9,505
	ITEQ Corp.	2,822,357	9,482
	Charoen Pokphand Enterprise	2,401,343	9,315
	Sitronix Technology Corp.	1,393,070	9,248
[2]	Allis Electric Co. Ltd.	2,675,978	9,095
	Kinpo Electronics	15,240,670	9,089
	Shinkong Insurance Co. Ltd.	2,862,000	9,069
	Hannstar Board Corp.	3,682,470	8,941
	Coretronic Corp.	3,277,900	8,875
	Supreme Electronics Co. Ltd.	6,292,991	8,856
	Tong Hsing Electronic Industries Ltd.	2,555,919	8,640
*,2	FLEXium Interconnect Inc.	3,954,990	8,623
[2]	Dynamic Holding Co. Ltd.	3,270,533	8,556
	Ennostar Inc.	7,234,726	8,465
	Taiwan Cogeneration Corp.	5,811,192	8,423
*,2	Oneness Biotech Co. Ltd.	3,950,424	8,347
	Sakura Development Co. Ltd.	3,836,194	8,345
[2]	Transcend Information Inc.	2,648,069	8,338
[2]	Nan Kang Rubber Tire Co. Ltd.	6,670,390	8,326
	ITE Technology Inc.	1,899,000	8,325
[2]	Gudeng Precision Industrial Co. Ltd.	825,487	8,289
[2]	Center Laboratories Inc.	6,603,913	8,217
[2]	AcBel Polytech Inc.	8,937,079	8,209
	President Securities Corp.	12,980,265	8,181

		Shares	Market Value ($000)
[2]	Yulon Motor Co. Ltd.	7,499,580	8,180
	Fitipower Integrated Technology Inc.	1,334,043	8,006
[2]	Phoenix Silicon International Corp.	1,883,495	7,952
*	Unitech Printed Circuit Board Corp.	8,531,970	7,916
	Wah Lee Industrial Corp.	2,528,194	7,913
[2]	Cheng Uei Precision Industry Co. Ltd.	4,169,673	7,871
	Machvision Inc.	490,306	7,863
[2]	Taiwan Speciality Chemicals Corp.	1,062,000	7,844
	Marketech International Corp.	1,144,000	7,789
	HD Renewable Energy Co. Ltd.	1,219,746	7,632
[2]	Universal Microwave Technology Inc.	717,000	7,619
	Greatek Electronics Inc.	3,648,000	7,493
	Depo Auto Parts Ind Co. Ltd.	1,306,000	7,472
*	Innodisk Corp.	983,327	7,426
[2]	Orient Semiconductor Electronics Ltd.	5,723,792	7,378
	Systex Corp.	2,017,000	7,351
	Evergreen International Storage & Transport Corp.	6,363,000	7,284
*	Kindom Development Co. Ltd.	4,314,600	7,192
[2]	Pan Jit International Inc.	4,558,740	7,184
[2]	Farglory Land Development Co. Ltd.	3,461,550	7,152
*	Mercuries Life Insurance Co. Ltd.	40,742,409	7,126
	Far Eastern Department Stores Ltd.	10,044,878	7,112
[2]	Pan-International Industrial Corp.	4,947,000	7,087
	Wowprime Corp.	924,689	7,076
[2]	Chicony Power Technology Co. Ltd.	1,876,000	7,049
*	TaiMed Biologics Inc.	2,576,929	7,007
[2]	Gloria Material Technology Corp.	5,618,640	6,955
*	CTCI Corp.	7,131,510	6,953
	Chunghwa Precision Test Tech Co. Ltd.	245,153	6,927
	Cheng Loong Corp.	11,334,230	6,910
[2]	Scientech Corp.	618,000	6,910
	Cleanaway Co. Ltd.	1,062,000	6,857
[2]	Tainan Spinning Co. Ltd.	15,682,000	6,735
	Kenda Rubber Industrial Co. Ltd.	8,908,288	6,732
	Quanta Storage Inc.	2,293,000	6,711
	Shiny Chemical Industrial Co. Ltd.	1,585,200	6,699
[2]	Via Technologies Inc.	3,375,620	6,672
[2]	Zero One Technology Co. Ltd.	1,740,209	6,662
	Synmosa Biopharma Corp.	5,393,050	6,653
*,2	EirGenix Inc.	3,076,868	6,550
	Shinkong Synthetic Fibers Corp.	15,184,400	6,520
	TTY Biopharm Co. Ltd.	2,526,160	6,512
[2]	Chenming Electronic Technology Corp.	1,654,929	6,483
	O-Bank Co. Ltd.	21,246,453	6,435
[2]	Solomon Technology Corp.	1,415,871	6,432
	Channel Well Technology Co. Ltd.	2,159,672	6,409
[2]	Lai Yih Footwear Co. Ltd.	710,000	6,386
[2]	Formosa Taffeta Co. Ltd.	11,518,632	6,301
	ChipMOS Technologies Inc.	7,267,148	6,288
	Chong Hong Construction Co. Ltd.	2,299,000	6,282
[2]	Chang Wah Electromaterials Inc.	4,820,000	6,244
	Sinon Corp.	4,534,000	6,244
	Clevo Co.	4,218,000	6,238
	Global Mixed Mode Technology Inc.	852,000	6,151
	Grape King Bio Ltd.	1,414,529	6,113
	BES Engineering Corp.	16,375,000	6,063
[2]	Run Long Construction Co. Ltd.	5,857,502	6,048
	Fulgent Sun International Holding Co. Ltd.	1,769,410	6,043
[2]	Advancetek Enterprise Co. Ltd.	2,585,000	6,032
[2]	Advanced Wireless Semiconductor Co.	1,901,266	6,025
	ASROCK Inc.	662,000	5,828
	Promate Electronic Co. Ltd.	2,925,135	5,824
	EVERGREEN Steel Corp.	2,163,000	5,823
	China Motor Corp.	3,150,844	5,811
*,2	Chung Hung Steel Corp.	11,297,000	5,805
*,2	Weikeng Industrial Co. Ltd.	5,094,000	5,760
[2]	C Sun Manufacturing Ltd.	1,198,910	5,755
	Standard Foods Corp.	5,380,603	5,744
*	HannStar Display Corp.	24,015,193	5,727
[2]	Kenmec Mechanical Engineering Co. Ltd.	2,346,868	5,711

		Shares	Market Value ($000)
	Evergreen Aviation Technologies Corp.	1,461,000	5,705
	Taiwan Sakura Corp.	1,974,000	5,681
[2]	Formosa International Hotels Corp.	887,000	5,649
	Posiflex Technology Inc.	680,764	5,646
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	5,644
	China Steel Chemical Corp.	1,936,000	5,624
[2]	Lian HWA Food Corp.	1,219,000	5,604
	Topkey Corp.	926,000	5,602
[2]	I-Chiun Precision Industry Co. Ltd.	2,399,000	5,577
[2]	Chin-Poon Industrial Co. Ltd.	4,750,890	5,566
	Ton Yi Industrial Corp.	9,135,000	5,538
*	Wafer Works Corp.	7,197,744	5,531
*,2	Ability Enterprise Co. Ltd.	2,781,491	5,527
[2]	Hotai Finance Co. Ltd.	2,566,080	5,507
[2]	Pegavision Corp.	538,314	5,507
	Nuvoton Technology Corp.	2,392,000	5,462
[2]	WUS Printed Circuit Co. Ltd.	2,013,156	5,455
[2]	Johnson Health Tech Co. Ltd.	1,072,000	5,424
[2]	M31 Technology Corp.	325,901	5,365
[2]	G Shank Enterprise Co. Ltd.	2,011,000	5,361
	Nichidenbo Corp.	2,116,460	5,347
[2]	CyberPower Systems Inc.	690,000	5,338
	Taiwan Paiho Ltd.	3,064,140	5,279
*	Yieh Phui Enterprise Co. Ltd.	10,521,825	5,272
[2]	JSL Construction & Development Co. Ltd.	1,996,397	5,227
*	FocalTech Systems Co. Ltd.	2,471,482	5,196
[2]	Chief Telecom Inc.	352,800	5,144
[2]	SDI Corp.	2,076,236	5,096
	Brighton-Best International Taiwan Inc.	4,363,526	5,090
[2]	Flytech Technology Co. Ltd.	1,348,650	5,058
[2]	JPC connectivity Inc.	1,105,750	5,037
[2]	Allied Supreme Corp.	581,000	5,020
	Elite Semiconductor Microelectronics Technology Inc.	2,993,000	4,975
	Anpec Electronics Corp.	883,000	4,973
	Sporton International Inc.	922,062	4,928
	Hu Lane Associate Inc.	1,105,257	4,919
	YungShin Global Holding Corp.	2,348,536	4,916
*	CSBC Corp. Taiwan	9,046,197	4,878
	TSRC Corp.	7,995,940	4,855
*	Lumosa Therapeutics Co. Ltd.	1,162,161	4,835
*	Polaris Group	4,004,533	4,783
	Thinking Electronic Industrial Co. Ltd.	1,061,000	4,781
	Holy Stone Enterprise Co. Ltd.	1,777,262	4,748
	Genesys Logic Inc.	1,073,000	4,712
*,2	Andes Technology Corp.	501,000	4,692
[2]	Shinfox Energy Co. Ltd.	1,720,973	4,692
	Kuo Toong International Co. Ltd.	2,764,514	4,666
	Cathay Real Estate Development Co. Ltd.	7,496,984	4,662
	UPI Semiconductor Corp.	710,000	4,606
	TPK Holding Co. Ltd.	4,187,288	4,565
	Altek Corp.	3,363,969	4,508
[2]	Great Tree Pharmacy Co. Ltd.	881,002	4,492
*	Microbio Co. Ltd.	5,604,803	4,484
	Chang Wah Technology Co. Ltd.	4,350,500	4,438
*	Ichia Technologies Inc.	3,254,000	4,435
	Gemtek Technology Corp.	5,470,000	4,370
*,2	Episil Technologies Inc.	3,555,189	4,367
*	TCI Co. Ltd.	1,001,549	4,352
[2]	Universal Vision Biotechnology Co. Ltd.	639,970	4,278
*,2	Medigen Vaccine Biologics Corp.	2,959,930	4,233
	Universal Cement Corp.	4,719,140	4,214
*,2	RichWave Technology Corp.	1,084,736	4,177
[2]	Materials Analysis Technology Inc.	652,000	4,152
*,2	Egis Technology Inc.	925,100	4,114
*	Longchen Paper & Packaging Co. Ltd.	11,935,632	4,094
*,2	Grand Pacific Petrochemical	11,748,088	4,084
	Ambassador Hotel	2,925,000	4,081
[2]	Forcecon Tech Co. Ltd.	1,058,736	4,001
*,2	RDC Semiconductor Co. Ltd.	773,280	3,988
*	United Renewable Energy Co. Ltd.	16,774,629	3,970

		Shares	Market Value ($000)
*	General Interface Solution GIS Holding Ltd.	2,516,070	3,846
*	International CSRC Investment Holdings Co.	9,410,270	3,828
	Dimerco Express Corp.	1,506,884	3,818
	Taiwan Semiconductor Co. Ltd.	2,521,290	3,813
[2]	Ability Opto-Electronics Technology Co. Ltd.	982,103	3,803
	TaiDoc Technology Corp.	910,000	3,775
	China Bills Finance Corp.	7,441,000	3,772
[2]	USI Corp.	10,295,861	3,724
[2]	Hung Sheng Construction Ltd.	4,830,464	3,713
	Continental Holdings Corp.	4,985,000	3,671
*,2	CyberTAN Technology Inc.	4,196,000	3,667
	Delpha Construction Co. Ltd.	3,843,000	3,656
[2]	Actron Technology Corp.	837,479	3,645
[2]	IEI Integration Corp.	1,410,920	3,598
	AmTRAN Technology Co. Ltd.	8,096,562	3,570
*	Lung Yen Life Service Corp.	1,821,000	3,569
*,2	Taiwan TEA Corp.	7,237,000	3,536
	Syncmold Enterprise Corp.	1,515,500	3,467
	St. Shine Optical Co. Ltd.	648,000	3,451
*	Sunplus Technology Co. Ltd.	5,429,000	3,431
	CMC Magnetics Corp.	12,978,313	3,420
*	YC INOX Co. Ltd.	4,747,902	3,395
*,2	Taiwan-Asia Semiconductor Corp.	5,105,987	3,368
[2]	Hsin Kuang Steel Co. Ltd.	2,423,000	3,282
[2]	D-Link Corp.	5,978,400	3,279
	Swancor Holding Co. Ltd.	813,000	3,277
[2]	Taiflex Scientific Co. Ltd.	2,159,594	3,258
	Adlink Technology Inc.	1,452,895	3,249
[2]	TSEC Corp.	6,035,908	3,216
*,2	Etron Technology Inc.	3,634,140	3,211
*	Foresee Pharmaceuticals Co. Ltd.	1,308,799	3,205
	Zyxel Group Corp.	3,495,819	3,181
*	Oriental Union Chemical Corp.	7,471,582	3,119
	UPC Technology Corp.	8,951,041	3,104
	Sincere Navigation Corp.	4,207,240	3,090
[2]	Weltrend Semiconductor	1,964,567	3,090
	Chun Yuan Steel Industry Co. Ltd.	4,664,000	3,089
*	Phihong Technology Co. Ltd.	4,214,706	3,078
	Darfon Electronics Corp.	2,609,000	3,048
	Rechi Precision Co. Ltd.	3,808,000	3,035
[2]	Gamania Digital Entertainment Co. Ltd.	1,401,916	2,997
[2]	T3EX Global Holdings Corp.	1,276,000	2,994
	TYC Brother Industrial Co. Ltd.	2,200,000	2,983
	Kung Long Batteries Industrial Co. Ltd.	630,333	2,955
	Advanced International Multitech Co. Ltd.	1,373,000	2,949
[2]	Waffer Technology Corp.	1,702,773	2,911
	Nantex Industry Co. Ltd.	3,578,000	2,905
[2]	FSP Technology Inc.	1,548,120	2,855
	Everlight Chemical Industrial Corp.	5,245,200	2,848
*	Ritek Corp.	8,306,489	2,823
	Sampo Corp.	3,384,800	2,818
	Taiwan PCB Techvest Co. Ltd.	2,587,000	2,807
	AUO Corp. ADR	633,276	2,799
	ZillTek Technology Corp.	409,000	2,786
	Bioteque Corp.	750,475	2,753
	Xxentria Technology Materials Corp.	1,838,069	2,747
	PharmaEngine Inc.	1,112,457	2,740
	Sinyi Realty Inc.	3,191,000	2,706
*	Career Technology MFG. Co. Ltd.	5,669,324	2,693
	Radium Life Tech Co. Ltd.	7,147,465	2,691
	Gourmet Master Co. Ltd.	984,469	2,639
*,2	Tong-Tai Machine & Tool Co. Ltd.	2,414,000	2,631
	Firich Enterprises Co. Ltd.	3,110,184	2,620
	Advanced Ceramic X Corp.	651,105	2,584
[2]	Alpha Networks Inc.	2,904,772	2,563
[2]	Kaimei Electronic Corp.	1,332,000	2,551
*,2	OBI Pharma Inc.	2,386,481	2,542
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,530
	Wei Chuan Foods Corp.	4,806,261	2,523
	Ho Tung Chemical Corp.	9,501,459	2,474

		Shares	Market Value ($000)
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,470
	Mercuries & Associates Holding Ltd.	6,091,282	2,461
[2]	Formosa Sumco Technology Corp.	833,000	2,459
	Holtek Semiconductor Inc.	1,866,483	2,451
[2]	Motech Industries Inc.	4,062,897	2,438
	91APP Inc.	887,243	2,428
	Zeng Hsing Industrial Co. Ltd.	737,778	2,411
	China Metal Products	2,861,000	2,379
	Soft-World International Corp.	736,653	2,375
	Chlitina Holding Ltd.	685,013	2,333
[2]	China General Plastics Corp.	5,855,926	2,330
	Savior Lifetec Corp.	3,677,325	2,292
	Bank of Kaohsiung Co. Ltd.	5,859,493	2,291
[2]	Yungshin Construction & Development Co. Ltd.	843,931	2,263
[2]	Huang Hsiang Construction Corp.	1,732,360	2,259
[2]	CHC Healthcare Group	1,457,899	2,237
*	Lealea Enterprise Co. Ltd.	10,106,367	2,223
[2]	Taiwan Mask Corp.	2,141,272	2,204
	Rich Development Co. Ltd.	7,461,640	2,194
*,2	Adimmune Corp.	3,832,825	2,194
*	China Man-Made Fiber Corp.	10,239,016	2,173
*	Federal Corp.	3,107,040	2,169
*	Taiwan Styrene Monomer	6,803,050	2,157
	Cub Elecparts Inc.	918,735	2,145
	ScinoPharm Taiwan Ltd.	3,809,576	2,135
*,2	Lingsen Precision Industries Ltd.	4,340,000	2,126
	Panion & BF Biotech Inc.	903,579	2,115
	Darwin Precisions Corp.	5,857,900	2,104
	KMC Kuei Meng International Inc.	660,000	2,071
	Kuo Yang Construction Co. Ltd.	3,453,900	2,028
	Speed Tech Corp.	1,460,000	2,021
*	Chung Hwa Pulp Corp.	4,914,000	2,005
	KEE TAI Properties Co. Ltd.	4,715,850	1,983
	Amazing Microelectronic Corp.	918,244	1,955
[2]	Sensortek Technology Corp.	336,000	1,946
	Tyntek Corp.	3,721,000	1,867
*	Apex International Co. Ltd.	2,326,295	1,866
*	Shining Building Business Co. Ltd.	5,959,638	1,857
	Infortrend Technology Inc.	2,636,000	1,848
	Formosan Rubber Group Inc.	2,211,821	1,838
[2]	Brogent Technologies Inc.	609,792	1,830
	Tung Thih Electronic Co. Ltd.	958,100	1,820
*	First Steamship Co. Ltd.	9,120,968	1,773
	Namchow Holdings Co. Ltd.	1,310,000	1,770
[2]	Asia Polymer Corp.	4,261,340	1,767
[2]	Rexon Industrial Corp. Ltd.	1,749,525	1,753
	Taiyen Biotech Co. Ltd.	1,558,000	1,718
	Iron Force Industrial Co. Ltd.	611,020	1,709
	Cyberlink Corp.	530,674	1,656
*	Basso Industry Corp.	1,277,000	1,638
*,2	Elitegroup Computer Systems Co. Ltd.	2,809,000	1,628
	Sonix Technology Co. Ltd.	1,515,000	1,619
*	Gigastorage Corp.	3,932,259	1,607
	AGV Products Corp.	4,511,370	1,591
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,552
*	Ultra Chip Inc.	852,000	1,511
*	PChome Online Inc.	1,386,358	1,510
*	Medigen Biotechnology Corp.	1,470,000	1,499
*	Fittech Co. Ltd.	747,753	1,490
	Chia Hsin Cement Corp.	2,927,400	1,373
[2]	Nan Liu Enterprise Co. Ltd.	660,000	1,293
	China Electric Manufacturing Corp.	2,720,180	1,147
*	HannsTouch Holdings Co.	5,605,115	1,119
	TA-I Technology Co. Ltd.	762,165	1,071
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,060
*,2	ALI Corp.	1,142,365	993
	Cenra Inc.	873,500	983
	Senao International Co. Ltd.	975,175	981
	VIA Labs Inc.	322,000	935
[2]	Nidec Chaun-Choung Technology Corp.	226,000	929

		Shares	Market Value ($000)
*	Starlux Airlines Co. Ltd.	876,000	753
	Globe Union Industrial Corp.	1,658,408	550
*	Shin Foong Specialty & Applied Materials Co. Ltd.	350,200	387
	Union Bank of Taiwan	621,320	345
*	Yeong Guan Energy Technology Group Co. Ltd.	448,246	342
	Stark Technology Inc.	63,000	342
	ASE Technology Holding Co. Ltd. ADR	28,912	275
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			26,241,775
Thailand (1.7%)
	Delta Electronics Thailand PCL (Foreign)	37,828,500	167,447
	PTT PCL (Foreign)	162,425,415	165,150
	Advanced Info Service PCL (Foreign)	14,179,806	125,984
	CP ALL PCL (Foreign)	71,606,021	103,459
	Kasikornbank PCL (Foreign)	19,491,135	96,381
	Bangkok Dusit Medical Services PCL (Foreign)	136,352,520	89,717
*	Gulf Development PCL (Foreign)	57,734,045	83,001
	SCB X PCL (Foreign)	21,475,490	82,963
	PTT Exploration & Production PCL (Foreign)	17,425,884	67,085
	Airports of Thailand PCL (Foreign)	50,803,044	63,487
	Central Pattana PCL (Foreign)	33,514,424	53,416
	Krung Thai Bank PCL (Foreign)	60,311,096	40,550
	Bumrungrad Hospital PCL (Foreign)	7,523,274	39,127
	Minor International PCL (Foreign)	50,605,721	38,486
	Charoen Pokphand Foods PCL (Foreign)	48,086,217	33,536
	TMBThanachart Bank PCL (Foreign)	522,140,400	30,800
[2]	Siam Cement PCL NVDR	5,008,996	30,762
	Siam Cement PCL (Foreign)	4,019,388	24,684
[2]	Central Retail Corp. PCL (Foreign)	36,780,200	24,164
	Bangkok Bank PCL NVDR	5,178,000	23,405
*	True Corp. PCL (Foreign)	67,351,123	21,368
	PTT Global Chemical PCL (Foreign)	27,332,479	19,710
*	True Corp. PCL NVDR	58,765,801	18,645
[2]	Kasikornbank PCL NVDR	3,692,375	18,258
	Indorama Ventures PCL (Foreign)	23,797,435	16,721
	Digital Telecommunications Infrastructure Fund	66,983,313	16,687
	Banpu PCL (Foreign)	102,762,573	15,831
	Thai Oil PCL (Foreign)	14,084,306	14,815
[2]	Tisco Financial Group PCL (Foreign)	4,868,968	14,778
[2]	PTT Oil & Retail Business PCL (Foreign)	34,130,000	14,450
[2]	Home Product Center PCL (Foreign)	65,572,884	14,297
	Bangkok Expressway & Metro PCL (Foreign)	80,632,822	13,698
*	BTS Group Holdings PCL (Foreign)	124,030,920	13,320
	Kiatnakin Phatra Bank PCL (Foreign)	7,879,870	13,283
	Krung Thai Bank PCL NVDR	19,542,000	13,139
	Thanachart Capital PCL (Foreign)	8,385,056	12,629
[2]	CP Axtra PCL (Foreign)	20,025,601	12,595
	CPN Retail Growth Leasehold REIT	32,693,026	11,289
	Thai Union Group PCL (Foreign)	33,193,079	11,243
	Bangkok Bank PCL (Foreign)	2,465,641	11,145
	WHA Corp. PCL (Foreign)	98,257,606	10,661
	Muangthai Capital PCL (Foreign)	8,968,545	10,293
	Com7 PCL (Foreign)	15,091,000	10,021
	Bangchak Corp. PCL (Foreign)	9,482,566	9,847
	TIDLOR Holdings PCL (Foreign)	18,333,858	9,818
	Electricity Generating PCL (Foreign)	2,905,911	9,814
[2]	Tisco Financial Group PCL NVDR	3,157,493	9,583
[2]	Krungthai Card PCL (Foreign)	11,005,131	9,577
	Osotspa PCL (Foreign)	17,202,700	9,394
	3BB Internet Infrastructure Fund	49,966,737	9,247
	Global Power Synergy PCL (Foreign)	8,928,440	9,091
[2]	Land & Houses PCL NVDR	75,074,180	8,750
[2]	Ratch Group PCL NVDR	10,516,402	8,505
	KCE Electronics PCL (Foreign)	11,270,214	8,492
	Srisawad Corp. PCL (Foreign)	13,300,116	8,234
	Thai Life Insurance PCL (Foreign)	26,679,900	8,226
	Sansiri PCL (Foreign)	179,174,406	8,099
	SCG Packaging PCL (Foreign)	13,621,000	7,761

		Shares	Market Value ($000)
	Cal-Comp Electronics Thailand PCL (Foreign)	38,125,500	7,687
[2]	Carabao Group PCL (Foreign)	4,404,805	7,430
	Central Plaza Hotel PCL (Foreign)	7,478,213	6,499
[2]	VGI PCL (Foreign)	100,131,869	6,402
	Supalai PCL (Foreign)	13,394,285	6,390
[2]	AP Thailand PCL (Foreign)	28,080,042	6,215
	Bangkok Commercial Asset Management PCL (Foreign)	24,010,000	6,124
[2]	Asset World Corp. PCL (Foreign)	94,840,300	6,074
	Berli Jucker PCL (Foreign)	10,336,090	6,057
	Bangkok Chain Hospital PCL (Foreign)	13,314,045	5,711
	CH Karnchang PCL (Foreign)	13,576,763	5,582
	Hana Microelectronics PCL (Foreign)	7,670,883	5,378
*,2	Energy Absolute PCL (Foreign)	60,371,692	5,314
	Thailand Future Fund	28,884,000	5,255
	Bangkok Dusit Medical Services PCL NVDR	7,849,700	5,165
[2]	Thaifoods Group PCL (Foreign)	32,620,775	4,914
	TTW PCL (Foreign)	17,136,034	4,686
[2]	Siam Global House PCL (Foreign)	22,670,100	4,670
	Betagro PCL (Foreign)	8,563,100	4,626
	Bangkok Airways PCL (Foreign)	10,017,924	4,579
	Amata Corp. PCL (Foreign)	9,103,523	4,423
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,093,361	4,334
	Thai Vegetable Oil PCL (Foreign)	5,750,091	3,993
	B Grimm Power PCL (Foreign)	10,613,247	3,774
	Tipco Asphalt PCL (Foreign)	8,182,830	3,729
	AEON Thana Sinsap Thailand PCL (Foreign)	1,192,000	3,599
	Mega Lifesciences PCL (Foreign)	3,834,800	3,598
[2]	IRPC PCL (Foreign)	112,361,114	3,523
	Star Petroleum Refining PCL (Foreign)	19,585,568	3,405
[2]	Quality Houses PCL (Foreign)	75,992,951	3,318
[2]	I-TAIL Corp. PCL (Foreign)	7,227,800	3,239
	Plan B Media PCL (Foreign)	19,342,260	3,124
	Land & Houses PCL (Foreign)	26,192,500	3,053
	SCB X PCL NVDR	786,320	3,038
	Chularat Hospital PCL (Foreign)	55,782,746	2,983
*,2	Jasmine Technology Solution PCL (Foreign)	2,880,892	2,867
	MBK PCL (Foreign)	5,532,337	2,855
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,844
	Gunkul Engineering PCL (Foreign)	51,043,666	2,693
	Bangkok Life Assurance PCL (Foreign)	4,727,791	2,557
*	Stecon Group PCL (Foreign)	12,375,963	2,438
	Siam City Cement PCL (Foreign)	525,000	2,415
	Dhipaya Group Holdings PCL (Foreign)	4,106,900	2,386
[2]	JMT Network Services PCL (Foreign)	7,006,464	2,364
	TOA Paint Thailand PCL (Foreign)	5,334,334	2,283
*	Thonburi Healthcare Group PCL (Foreign)	8,291,970	2,269
	CK Power PCL (Foreign)	28,019,872	2,237
	WHA Premium Growth Freehold & Leasehold REIT	8,028,427	2,233
	Thoresen Thai Agencies PCL (Foreign)	16,320,187	2,169
	Bangkok Land PCL (Foreign)	139,690,678	2,136
	BCPG PCL (Foreign)	10,246,342	2,092
	Ratch Group PCL (Foreign)	2,517,456	2,036
*,2	Jasmine International PCL (Foreign)	43,225,803	2,017
	TPI Polene Power PCL (Foreign)	29,322,100	1,989
[2]	Banpu Power PCL (Foreign)	8,077,239	1,962
	Precious Shipping PCL (Foreign)	9,584,963	1,929
*	SKY ICT PCL (Foreign)	4,672,665	1,824
	TQM Alpha PCL (Foreign)	3,712,700	1,725
[2]	Jaymart Group Holdings PCL (Foreign)	6,880,000	1,607
	GFPT PCL (Foreign)	5,288,796	1,565
*	Thaicom PCL (Foreign)	5,846,885	1,541
[2]	Dohome PCL (Foreign)	11,926,368	1,461
	MK Restaurants Group PCL (Foreign)	1,889,900	1,339
	PTG Energy PCL (Foreign)	6,034,746	1,244
[2]	Bangchak Sriracha PCL (Foreign)	8,110,173	1,239
[2]	Forth Corp. PCL (Foreign)	5,719,700	1,231
	SPCG PCL (Foreign)	4,594,804	1,153
*,3	Thai Airways International PCL (Foreign)	14,720,268	1,146
	Ratchthani Leasing PCL (Foreign)	21,714,214	1,107
	Major Cineplex Group PCL (Foreign)	3,963,297	1,022

		Shares	Market Value ($000)
	Taokaenoi Food & Marketing PCL (Foreign)	5,250,481	961
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	951
	Pruksa Holding PCL (Foreign)	6,512,330	889
	Pruksa Real Estate PCL (Foreign)	11,775,000	803
*	Super Energy Corp. PCL (Foreign)	182,285,019	782
*,2	Singer Thailand PCL (Foreign)	3,357,600	536
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	2,640,262	485
[2]	BEC World PCL (Foreign)	5,315,227	422
*	Gulf Development PCL NVDR	254,534	366
*,2	Energy Absolute PCL NVDR	2,928,600	258
	LPN Development PCL (Foreign)	4,022,082	214
	Ramkhamhaeng Hospital PCL (Foreign)	241,854	132
	Vibhavadi Medical Center PCL (Foreign)	1,686,928	78
	TPI Polene PCL (Foreign)	398,706	11
			2,089,672
Turkiye (0.9%)
	BIM Birlesik Magazalar A/S	5,777,767	75,463
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,577,722	71,646
	Akbank TAS	40,586,730	67,291
	Turk Hava Yollari AO	7,173,722	50,787
[2]	Turkiye Petrol Rafinerileri A/S	11,853,636	49,248
	Haci Omer Sabanci Holding A/S	17,742,339	41,568
[2]	KOC Holding A/S	9,114,849	40,154
[2]	Turkiye Is Bankasi A/S Class C	108,034,233	39,329
	Turkcell Iletisim Hizmetleri A/S	15,850,863	36,340
*	Yapi ve Kredi Bankasi A/S	43,384,679	35,880
[2]	Eregli Demir ve Celik Fabrikalari TAS	45,247,381	29,673
[2]	Turkiye Garanti Bankasi A/S	7,875,747	27,612
[2]	Ford Otomotiv Sanayi A/S	9,114,062	21,333
[2]	Enka Insaat ve Sanayi A/S	11,745,096	20,056
*,2	Pegasus Hava Tasimaciligi A/S	3,005,145	18,614
[2]	Turkiye Sise ve Cam Fabrikalari A/S	19,007,732	17,168
[2]	Migros Ticaret A/S	1,239,530	15,985
*,2	TAV Havalimanlari Holding A/S	2,393,715	14,464
[2]	Coca-Cola Icecek A/S	10,590,239	13,217
[2]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,523,460	12,444
*,2	Sasa Polyester Sanayi A/S	137,723,528	10,568
	AG Anadolu Grubu Holding A/S	1,494,898	10,294
*,2	Turk Telekomunikasyon A/S	7,198,638	9,650
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,675,536	9,499
*,2	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,600,811	9,261
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	24,634,779	9,183
*,2	Arcelik A/S	2,796,610	8,605
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,239,813	8,566
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,888,484	8,080
*	Oyak Cimento Fabrikalari A/S	13,159,761	7,735
*,2	Petkim Petrokimya Holding A/S	18,170,559	7,642
*,1	MLP Saglik Hizmetleri A/S	783,896	7,367
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	17,170,697	7,193
	Is Yatirim Menkul Degerler A/S	6,966,996	7,173
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	6,967
*,2	Gubre Fabrikalari TAS	1,102,688	6,742
*	Otokar Otomotiv ve Savunma Sanayi A/S	477,415	6,487
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	226,161	6,193
*	Enerya Enerji A/S	29,141,193	6,144
	Turkiye Sigorta A/S	24,936,278	6,072
	Anadolu Anonim Turk Sigorta Sirketi	2,478,114	6,065
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	6,056
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	2,634,716	5,997
*,2	Turkiye Vakiflar Bankasi TAO	8,451,087	5,983
*,2	Turk Altin Isletmeleri A/S	10,556,455	5,931
[2]	Ulker Biskuvi Sanayi A/S	2,183,647	5,886
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,823
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,139,620	5,804
*	Ral Yatirim Holding A/S	1,833,492	5,640
*,2	Tekfen Holding A/S	2,100,353	5,578
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	5,388
	Borusan Yatirim ve Pazarlama A/S	101,161	5,198
*,2	Turkiye Halk Bankasi A/S	7,517,178	5,187

		Shares	Market Value ($000)
[1]	Enerjisa Enerji A/S	3,242,255	5,165
*	Peker Gayrimenkul Yatirim Ortakligi A/S	38,636,900	5,123
*	Kiler Holding A/S	3,272,710	5,010
*,2	Hektas Ticaret TAS	51,231,951	4,989
*	Dogan Sirketler Grubu Holding A/S	12,429,962	4,861
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,635,876	4,830
	Nuh Cimento Sanayi A/S	828,945	4,762
[2]	Turk Traktor ve Ziraat Makineleri A/S	319,509	4,644
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,000,427	4,528
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,071,916	4,464
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,863,003	4,435
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	4,416
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	4,387
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	949,851	4,345
[2]	Alarko Holding A/S	1,817,059	4,195
	Albaraka Turk Katilim Bankasi A/S	17,217,301	3,849
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,094,880	3,762
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	3,740
*	Baticim Bati Anadolu Cimento Sanayii A/S	33,064,651	3,696
	Sok Marketler Ticaret A/S	3,954,330	3,630
*	Bera Holding A/S	8,587,304	3,533
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	32,148,666	3,511
	LDR Turizm A/S	618,415	3,481
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	3,480
	Global Yatirim Holding A/S	15,685,594	3,444
	EGE Endustri ve Ticaret A/S	17,566	3,404
*	Aksa Enerji Uretim A/S Class B	3,355,029	3,283
*	Investco Holding A/S	374,776	3,282
	TAB Gida Sanayi ve Ticaret A/S	622,436	3,061
*,2	MIA Teknoloji A/S	3,455,335	3,057
	Katilimevim Tasarruf Finansman A/S	12,629,730	2,999
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,978,993	2,926
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,356	2,904
	Aygaz A/S	713,806	2,870
	AKIS Gayrimenkul Yatirimi A/S	16,547,483	2,858
*	Lydia Holding A/S	891,476	2,839
	Logo Yazilim Sanayi ve Ticaret A/S	682,704	2,690
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,669
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,697,495	2,625
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,537
*	NET Holding A/S	1,905,149	2,411
[2]	Kontrolmatik Enerji ve Muhendislik A/S	3,633,129	2,270
	Sekerbank Turk A/S	15,694,503	2,258
*	Polisan Holding A/S	22,479,137	2,245
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	3,285,317	2,119
	Bursa Cimento Fabrikasi A/S	11,074,716	2,048
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	1,648,570	2,025
*	Akfen Yenilenebilir Enerji A/S	4,454,157	1,979
*	BatiSoke Soke Cimento Sanayii TAS	5,791,744	1,977
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,953
*,2	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	1,952
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,451,552	1,877
*	Isiklar Enerji ve Yapi Holding A/S	5,925,448	1,873
*	YEO Teknoloji Enerji ve Endustri A/S	1,846,454	1,871
*	Kayseri Seker Fabrikasi A/S	3,582,251	1,868
	Kocaer Celik Sanayi ve Ticaret A/S	5,129,882	1,860
	Akcansa Cimento A/S	526,035	1,844
*	Izdemir Enerji Elektrik Uretim A/S	9,576,486	1,840
*	Zorlu Enerji Elektrik Uretim A/S	21,851,659	1,806
*	Fenerbahce Futbol A/S	5,379,743	1,787
*	Destek Finans Faktoring A/S	134,445	1,777
*	Konya Cimento Sanayii A/S	12,328	1,772
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	34,022,415	1,767
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,054,848	1,751
	Anadolu Hayat Emeklilik A/S	793,401	1,731
*	Tukas Gida Sanayi ve Ticaret A/S	25,416,344	1,687
*	Can2 Termik A/S	37,856,558	1,677
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	1,667
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	538,746	1,656
*	Politeknik Metal Sanayi ve Ticaret A/S	9,848	1,651

		Shares	Market Value ($000)
	Agesa Hayat ve Emeklilik A/S	384,450	1,646
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,605
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	9,746,024	1,591
*	Qua Granite Hayal	9,377,687	1,586
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	1,563
	Iskenderun Demir ve Celik A/S	1,653,060	1,561
*	Is Finansal Kiralama A/S	3,435,914	1,503
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	103,773	1,489
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,456
	Escar Turizm Tasimacilik Ticaret A/S	1,266,581	1,451
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,403
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	355,754	1,403
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,384
*	Altinay Savunma Teknolojileri A/S	715,428	1,370
*,2	Reeder Teknoloji Sanayi ve Ticaret A/S	5,243,653	1,322
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	1,302
*	Aksigorta A/S	7,074,127	1,264
*	Tumosan Motor ve Traktor Sanayi A/S	420,746	1,242
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,701,969	1,210
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	2,922,593	1,204
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,201
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,156
	Galata Wind Enerji A/S	1,791,002	1,146
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	1,137
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	129,918	1,123
*	Kordsa Teknik Tekstil A/S	726,453	1,099
	Celebi Hava Servisi A/S	26,275	1,087
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,071
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,033
	SUN Tekstil Sanayi ve Ticaret A/S	1,015,172	1,031
	Suwen Tekstil Sanayi Pazarlama A/S	3,906,517	1,019
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,913,590	1,001
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	998
	Ebebek Magazacilik A/S Class B	825,696	985
*	Oyak Yatirim Menkul Degerler A/S	1,063,773	976
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	913
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	887
*	Izmir Demir Celik Sanayi A/S	6,233,306	883
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	882
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	825
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	825
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	2,114,067	794
*	Imas Makina Sanayi A/S	6,424,648	749
*	Aydem Yenilenebilir Enerji A/S	1,534,075	689
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	616
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	591
*	Tat Gida Sanayi A/S	1,818,842	563
	Grainturk Tarim A/S	48,056	546
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	544
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	517
*	Esenboga Elektrik Uretim A/S	143,633	337
*	Erciyas Celik Boru Sanayi A/S	135,185	269
*	Marti Otel Isletmeleri A/S	2,033,808	188
			1,195,748
United Arab Emirates (1.9%)
	Emaar Properties PJSC	82,223,756	340,514
	First Abu Dhabi Bank PJSC	58,532,725	286,348
[3]	Emirates Telecommunications Group Co. PJSC	45,934,354	236,809
	Emirates NBD Bank PJSC	23,940,410	174,220
	Abu Dhabi Commercial Bank PJSC	38,531,320	170,505
	Aldar Properties PJSC	50,204,871	129,736
	Abu Dhabi Islamic Bank PJSC	19,193,097	126,021
	Dubai Islamic Bank PJSC	38,182,579	103,554
	Dubai Electricity & Water Authority PJSC	118,807,052	89,456
	Alpha Dhabi Holding PJSC	20,886,794	70,699
	ADNOC Drilling Co. PJSC	34,814,305	55,347
*	Modon Holding PSC	43,719,188	45,106
	Emaar Development PJSC	10,951,433	44,692
	Salik Co. PJSC	24,593,586	42,803

		Shares	Market Value ($000)
	Abu Dhabi National Oil Co. for Distribution PJSC	38,199,099	38,563
*	Multiply Group PJSC	44,021,361	32,888
	Air Arabia PJSC	30,559,816	30,894
	Borouge plc	39,876,381	28,644
	Pure Health Holding PJSC	32,236,810	26,399
	Agility Global plc	73,202,706	23,490
	ADNOC Logistics & Services	18,294,733	23,193
	Dubai Investments PJSC	28,265,682	22,718
	Americana Restaurants International plc - Foreign Co.	37,348,298	21,833
	NMDC Group PJSC	2,888,149	19,611
	Talabat Holding plc	49,758,569	17,023
	Parkin Co. PJSC	9,971,002	16,727
	Dana Gas PJSC	71,933,100	14,997
*	Phoenix Group plc	34,798,636	14,719
	Abu Dhabi National Hotels	107,957,276	14,664
	GFH Financial Group BSC	39,521,816	13,961
*	Abu Dhabi Ports Co. PJSC	11,503,159	13,027
	Emirates Central Cooling Systems Corp.	25,519,924	12,018
*	Apex Investment Co. PSC	10,920,084	11,530
	Lulu Retail Holdings plc	33,534,719	11,195
	Fertiglobe plc	14,890,531	10,523
	Dubai Financial Market PJSC	21,085,002	10,031
*,3	Gulf Navigation Holding PJSC	5,215,784	8,515
*	RAK Properties PJSC	18,821,190	7,867
*	Space42 plc	13,037,884	7,718
	Ajman Bank PJSC	14,785,072	5,946
	Amanat Holdings PJSC	15,130,189	4,854
	Agthia Group PJSC	3,436,023	3,988
	Burjeel Holdings plc	9,962,720	3,925
*	Ghitha Holding PJSC	527,380	3,629
*	AL Seer Marine Supplies & Equipment Co. LLC	2,717,407	2,870
*	Aramex PJSC	2,055,420	1,519
*,3	Arabtec Holding PJSC	10,929,061	—
			2,395,289
Total Common Stocks (Cost $84,296,603)			124,164,100
Preferred Stocks (1.0%)
	Itau Unibanco Holding SA Preference Shares	58,749,471	368,892
	Petroleo Brasileiro SA - Petrobras Preference Shares	58,035,891	338,294
	Banco Bradesco SA Preference Shares	61,373,085	170,214
	Itausa SA Preference Shares	75,066,903	138,751
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,674,657	61,590
	Gerdau SA Preference Shares	16,720,106	50,284
	Cia Energetica de Minas Gerais Preference Shares	17,495,723	32,276
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,821,034	20,605
	Embotelladora Andina SA Preference Shares Class B	5,059,653	19,414
	Cia Paranaense de Energia - Copel Preference Shares Class B	7,407,167	15,689
	Grupo Cibest SA Preference Shares	1,322,760	14,474
	Isa Energia Brasil SA Preference Shares	3,630,478	14,050
	Metalurgica Gerdau SA Preference Shares	8,122,233	13,591
	Marcopolo SA Preference Shares	9,082,897	13,398
	Bradespar SA Preference Shares	3,319,799	9,332
	Grupo de Inversiones Suramericana SA Preference Shares	933,073	8,417
	Unipar Carbocloro SA Preference Shares Class B	686,100	6,735
	Banco Pan SA Preference Shares	3,790,591	5,273
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	5,175
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,378,669	4,990
	Raizen SA Preference Shares	15,932,485	4,040
	Alpargatas SA Preference Shares	2,540,954	3,884
	Banco ABC Brasil SA Preference Shares	923,600	3,561
*	Braskem SA Preference Shares Class A	1,887,969	2,940
	Randon SA Implementos e Participacoes Preference Shares	2,226,134	2,827
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	2,606
*	Azul SA Preference Shares	10,629,446	1,272
	Taurus Armas SA Preference Shares	976,769	848
*,3	Mechel PJSC Preference Shares	899,940	—
	KGI Financial Holding Co. Ltd. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,402,462)			1,333,422

			Shares	Market Value ($000)
Rights (0.0%)
*		Inox Wind Ltd. Exp. 8/20/25	560,027	196
*		Randon SA Implementos e Participacoes Exp. 8/19/25	178,189	3
*,3		Acer Inc. Exp. 8/15/25	18,394	—
*,3		TA Chen Stainless Pipe Exp. 8/25/25	1,044,572	—
*,3		Global Brands Manufacture Ltd. Exp. 8/29/25	142,652	—
*,3		All Ring Tech Co. Ltd. Exp. 9/4/25	12,364	—
*,3		All Ring Tech Co. Ltd. Exp. 9/9/25	82,433	—
*		Kinea High Yield CRI - FII Exp. 8/5/25	58,946	—
Total Rights (Cost $—)				199
Warrants (0.0%)
*		YTL Corp. Bhd. Exp. 6/2/28	11,792,170	2,737
*		YTL Power International Bhd. Exp. 6/2/28	3,282,120	1,270
*		Minerva SA Exp. 4/7/28	1,187,435	382
*		Dagang NeXchange Bhd. Exp. 7/23/30	11,035,666	233
*		VGI PCL Exp. 9/3/25	7,525,477	122
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	38
*		VGI PCL Exp. 5/23/27	18,209,185	17
Total Warrants (Cost $—)				4,799
		Coupon
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[4,5]	Vanguard Market Liquidity Fund (Cost $4,538,089)	4.367%	45,387,549	4,538,301
Total Investments (102.7%) (Cost $90,237,154)				130,040,821
Other Assets and Liabilities—Net (-2.7%)				(3,480,016)
Net Assets (100%)				126,560,805
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $8,355,193, representing 6.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,989,409.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,238,568 was received for securities on loan, of which $2,235,753 is held in Vanguard Market Liquidity Fund and $2,815 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2025	10,157	628,871	(4,100)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	9/17/25	INR	58,245,793	USD	677,092	—	(13,555)
JPMorgan Chase Bank, N.A.	9/17/25	INR	36,295,800	USD	421,119	—	(7,637)
Bank of America, N.A.	9/17/25	INR	32,312,095	USD	376,226	—	(8,125)
Toronto-Dominion Bank	9/17/25	INR	12,040,797	USD	140,169	—	(3,000)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/17/25	INR	8,333,870	USD	96,358	—	(1,418)
State Street Bank & Trust Co.	9/17/25	INR	5,578,600	USD	64,958	—	(1,407)
State Street Bank & Trust Co.	9/17/25	USD	84,575	BRL	479,010	17	—
BNP Paribas	9/17/25	USD	110,138	HKD	858,043	386	—
HSBC Bank plc	9/17/25	USD	50,038	HKD	390,699	64	—
Standard Chartered Bank	9/17/25	USD	26,628	THB	863,088	122	—
BNP Paribas	9/17/25	USD	113,314	TWD	3,265,969	3,484	—
Citibank, N.A.	9/17/25	USD	72,497	TWD	2,070,731	2,861	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	69,009	TWD	2,018,169	1,141	—
						8,075	(35,142)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	10,519	10.657	—	(2,247)
China Airlines Ltd.	8/29/25	BANA	11,091	(1.088)	—	(383)
FTSE China A Stock Connect CNY All Cap Index	6/4/26	BANA	276,808	1.912	12,362	—
KOC Holding A/S	4/22/26	BANA	19,350	(0.588)	2,726	—
Novatek Microelectronics Corp.	4/22/26	GSI	37,378	(2.888)	—	(504)
Raia Drogasil SA	4/22/26	GSI	20,435	(2.738)	—	(22)
Sungrow Power Supply Co. Ltd. Class A	4/22/26	MSCS	7,093	0.662	418	—
Taishin Financial Holding Co. Ltd.	10/22/26	MSCS	30,648	(2.332)	—	(3,278)
TOTVS SA	4/22/26	GSI	14,892	0.662	290	—
					15,796	(6,434)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $12,277 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,412,378	114,464,180	287,542	124,164,100
Preferred Stocks	1,333,422	—	—	1,333,422
Rights	3	196	—	199
Warrants	792	4,007	—	4,799
Temporary Cash Investments	4,538,301	—	—	4,538,301
Total	15,284,896	114,468,383	287,542	130,040,821

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	8,075	—	8,075
Swap Contracts	—	15,796	—	15,796
Total	—	23,871	—	23,871
Liabilities
Futures Contracts[1]	(4,100)	—	—	(4,100)
Forward Currency Contracts	—	(35,142)	—	(35,142)
Swap Contracts	—	(6,434)	—	(6,434)
Total	(4,100)	(41,576)	—	(45,676)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.